                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  333-123257

                            MARKET VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                     335 Madison Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                     335 MADISON AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

Date of reporting period: OCTOBER 31, 2011

ITEM 1. REPORT TO SHAREHOLDERS

SEMI-ANNUAL REPORT
O C T O B E R 3 1 , 2 0 1 1 (u n a u d i t e d)

MARKET VECTORS CORPORATE BOND ETFs

Investment Grade Floating Rate ETF	(FLTR)

MARKET VECTORS EQUITY INCOME ETFs

Mortgage REIT Income ETF	(MORT)

MARKET VECTORS INTERNATIONAL BOND ETFs

Emerging Markets Local Currency Bond ETF	(EMLC)

LatAm Aggregate Bond ETF	(BONO)

Renminbi Bond ETF	(CHLC)

MARKET VECTORS MUNICIPAL INCOME ETFs

CEF Municipal Income ETF	(XMPT)

High-Yield Municipal Index ETF	(HYD)

Intermediate Municipal Index ETF	(ITM)

Long Municipal Index ETF	(MLN)

Pre-Refunded Municipal Index ETF	(PRB)

Short Municipal Index ETF	(SMB)

MARKET VECTORS INCOME ETFs

Dear Shareholder:

We are pleased to present this semi-annual report for the income oriented funds of the Market Vectors ETF Trust for the six months ended October 31, 2011.

Our goal is to offer investors low-cost, high-quality fixed income choices. During this period, the five municipal bond ETFs we had previously launched continued to achieve market traction, with three being recognized with 4-star overall and three-year ratings from Morningstar1 as of 10/31/2011. Combined assets under management reached nearly $800 million as of 10/31/2011.

Market Vectors’ 2011 product launches reflect an expanding global fixed income market, in which approximately 71% of bond issuance is outside the U.S., compared to just 52% in 1985. Global bond market dynamics also are shifting as emerging markets have become global growth engines and set standards for fiscal prudence, while developing nations continue to spend and print money. We remain concerned about the high debt-to-GDP ratios and economic crises affecting developed nations such as the U.S. and Europe.

In July 2010, we launched Market Vectors Emerging Markets Local Currency Bond ETF (EMLC) and it has since accumulated assets under management of approximately $530 million as of 10/31/2011. EMLC has been a beneficiary of increased asset flows into the emerging markets fixed income space, and its growth is reflective of investor’s search for alternatives to the traditional. Market Vectors is also looking beyond conventional income opportunities and has introduced new ETFs to address investor demand for interest rate risk management (FLTR), exposure to REITs (MORT) and actively managed closed-end muni bond exposure (XMPT).

For the most up-to-date yield information on our income oriented ETFs visit vaneck.com/market-vectors/income-etfs. Yields are updated daily.

Municipal Bond Market Review
Municipal bonds began 2011 under a cloud of skepticism. In December 2010, CBS’s widely watched 60 Minutes featured the gloomy predictions of analyst Meredith Whitney, along with dire forecasts for states such as California, Illinois and New Jersey. This coverage had widespread impact on individual investors, who supply about two-thirds of the municipal bond market’s capital through direct bond purchases or tax-exempt funds. For seven straight months, from November 2010 through May 2011, investors pulled net cash out of municipal mutual funds, a total of $44 billion, according to the Investment Company Institute.

However, 2011 has been a rewarding year for patient investors who continued to hold munis. For example, year to date through 10/31, the Barclays Capital Municipal Long Bond Index3 returned 12.09%, representing a taxable equivalent return for investors in the 28% bracket of 16.79%. As Treasury yields fell in the second and third quarters, high-quality muni yields remained basically flat. In July, muni yields surpassed 100% of Treasury yields virtually across the yield curve. Also in July, Standard & Poor’s boosted the muni market by upgrading its ratings on Ohio (to AA+ stable) and Florida (to AAA). In September, S&P boosted Massachusetts’ rating a notch to AA. With its downgrade of U.S. Government debt in August, S&P now gives 13 states higher (AAA) ratings than Uncle Sam!

Underlying fundamentals for state governments have improved in 2011, especially on the revenue front. In October, the Rockefeller Institute reported a 10.8% increase in 2nd quarter 2011 state revenues (compared to the same period a year before) and this was the sixth straight quarter of revenue growth. State personal income tax collections rose 16.5% for the quarter. However, revenue trends are not as positive for local governments, which depend heavily on property taxes tied to a slumping real estate market.

[1]

©2011 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. For each fund with at least a three-year history,

Morningstar calculates a Morningstar RatingTM based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a fund’s monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars and the bottom 10% receive 1 star. The Overall Morningstar Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics.

Of U.S. Exchange Traded Funds and U.S. Open-End Mutual Funds (as defined by Morningstar), the overall and three-year rating for: SMB was 4 stars out of 155 funds in the muni short category; ITM was 4 stars out of 225 funds in the muni national intermediate category; MLN was 4 stars out of 208 funds in the muni national long category. Past performance is no guarantee of future results.

Demand for municipal bonds appears strong and multi-faceted. Investors are worried about the potential for rising personal income tax rates, and of course they are starved for yield in Treasuries and CDs. The credit quality of fiscally responsible state and local governments is looking relatively better compared to the likes of Greece, Italy and perhaps even the U.S. Demand also is being driven by high levels of internal reinvestment including maturing munis, bond calls and coupon payments. In September and October, net inflows to municipal bond mutual funds (a good measure of demand) totalled approximately $3.4 billion.

Supply side characteristics are equally favorable as state and local governments reign in spending and borrowing needs. The expiration of the Build America Bond Program (BAB) on the last day of 2010 has removed about $100 billion in muni supply this year, compared to 2009 and 2010.

In summary, 60 Minutes may want to revisit munis, because market realities have defied the dire predictions of a year ago. Our Market Vectors family of municipal income ETFs has taken advantage of a strong year in market demand and performance. In the tax-exempt space, we currently offer five muni bond ETFs and one ETF of muni closed-end funds, each addressing a different facet of opportunity. As of 10/31/11, the net expense ratios for the five municipal bond ETFs are lower than the average expense ratio of each of their Morningstar categories2, and three of them (SMB, ITM and MLN) have earned 4-star Morningstar ratings.1

International Bond Market Review
It is a sign of the times that U.S. investors are searching for fixed income alternatives in the world’s fast-growing emerging markets. Of course, this demand is largely driven by a quest for higher yield. But fixed income investors also have paid attention to the debt ceiling quagmire in the U.S. and Europe’s sovereign debt soap opera. As bond investment horizons broaden, perceptions of credit quality are shifting, making emerging market debt instruments more worthy of evaluation.

When international bond ETFs are denominated in local currencies, they serve a dual portfolio planning purpose. In addition to diversifying fixed income exposures globally, these ETFs help to hedge the risk of U.S. dollar weakness relative to foreign currencies. Until about 20 years ago, most emerging market debt instruments acquired by U.S. investors were dollar-denominated, such as Brady bonds. Now, as the U.S. continues to run large trade deficits and the Fed keeps printing money, “King Dollar” no longer looks so regal.

In July 2010, we launched Market Vectors Emerging Markets Local Currency Bond ETF (EMLC). The ETF seeks to track the J.P. Morgan GBI-EMG Core Index4. The most unique quality of this ETF and index is broad diversification among government bonds denominated in a variety of local emerging market currencies.

You might think investors would experience higher price volatility in EMLC than in U.S. Treasuries. Yet, they have learned lately that Treasuries tend to rise in price during “risk-off” intervals in the stock market and fall during “risk-on” periods. In an August commentary, the widely followed web site Seeking Alpha compared EMLC’s performance to Treasuries and concluded: “…EMLC was far more stable through the year, not suffering much when bonds were out of favor vs. equities, and not rallying much when flight-to-quality causes the surge in U.S. Treasuries and the rapid drop in bond yields overall.”

The gap between quality ratings of Treasuries and emerging market bonds also has narrowed. For example, over the last 18 months Moody’s and Fitch both have raised Chile’s rating and S&P lifted its outlook. Some analysts believe Chile will soon qualify for an AA- S&P rating, which would put it just two notches below the U.S. Government. Like many other emerging markets, Chile’s economy and credit have been helped by generally rising (if volatile) commodity prices.

Brazil also has been the beneficiary of recent ratings upgrades. In March, its government increased to 6% the tax on foreign purchases of domestic bonds to moderate inflation in its currency, the real. Even so, double-digit yields on real-denominated bonds keep attracting heavy demand from global investors.

China is the world’s most populous country with the second largest national GDP. Yet, for decades its currency (the renminbi, RMB) had been controlled-i.e., pegged to the dollar-and its bond markets relatively closed. Prior to 2007, access to RMB was off-limits to most foreigners.

In 2007, the Chinese government authorized a Hong Kong-based offshore market to offer a parallel currency to foreigners, called CNH. In June 2007 the first CNH-denominated debt instruments, popularly known as “dim sum bonds,” were issued. The CNH market offers foreigners’ opportunities to purchase real debt instruments denominated in Chinese

[2]

Morningstar as of 10/31/11. Based on the average expense ratio of ETFs in the following categories: muni short 0.26% (nine ETFs), muni national long 0.30% (seven ETFs), muni national long 0.26% (four ETFs), muni high yield 0.74% (three ETFs) and SMB, ITM, MLN and HYD expense ratios of 0.20%, 0.24%, 0.24% and 0.35% respectively.

currency, and the CNH market’s growth has increased trading liquidity. More than 230 billion RMB of dim sum bonds have been issued in total, since 2007.

On October 11, we launched Market Vectors Renmimbi Bond ETF (CHLC) that seeks to track an index that exclusively holds high-quality renminbi-denominated bonds. (One competitive ETF includes “junk” dim sums.) In addition to yield, CHLC allows investors to participate in any appreciation of the RMB.

CHLC reinforces our strong corporate commitment to China, which began in October 2010 with the launch of our equity-based Market Vectors China ETF (PEK). According to The Economist, China is expected to become the world’s largest economy by 2030, surpassing the U.S. in GDP. ETF investors who want to participate in China’s long-term economic growth can do so conveniently through PEK (for equities) and CHLC (for bonds and currency).

Mortgage and Corporate Bond Market Review
Market Vectors Mortgage REIT Income ETF (MORT) launched in August to give investors indexed exposure to the high yields of publicly traded mortgage Real Estate Investment Trusts. MORT’s portfolio companies collectively hold about two-thirds of their assets in U.S. Government Agency residential mortgage-backed securities (RMBS), with the balance spread across non-agencies RMBS and commercial mortgages.

Although yields have been attractive in MORT’s early months, this has been a difficult time for mortgage REITs in general. These securities have a fairly high historic correlation with the S&P 500 Index5. They also were negatively impacted in late October by an Obama Administration initiative, through the Federal Housing Finance Agency, to help underwater homeowners refinance mortgages held by Fannie Mae and Freddie Mac.

Most mortgage REITs generate yield by borrowing money short term and lending long term, so they benefit by a steep yield curve.6 The Fed’s “Operation Twist” initiative, announced in September (but anticipated for at least a month before), was a mild setback for the sector because it pressured long-term rates lower and flattened the yield curve.

In April, we launched a first-of-its-kind ETF for high-grade, U.S. dollar-denominated floating rate corporate debt. Market Vectors Investment Grade Floating Rate ETF (FLTR) seeks to replicate an index that consists primarily of financial sector debt instruments with yields tied to London Interbank Offered Rate (LIBOR). The ETF is targeted at investors who seek competitive yields on short-term debt instruments, along with the opportunity to participate in rising interest rates, if and when the Fed decides to end its zero interest rate policy (ZIRP).

For fixed income investors who are giving up hope U.S. rates will ever rise, we offer this observation: Earlier this year, a majority of Fed-watchers believed the Fed was on course for at least one 2011 rate hike. Then, in the summer months, the economy showed signs of weakening and the Bernanke Fed ran to the rescue with an announcement of ZIRP extending at least through 2013.

Surprises can happen, and whenever rates do start rising, the momentum may continue for some time.

New Market Vectors ETFs
We introduced five new Market Vectors income-oriented ETFs during 2011, each of which helps investors broaden the palette of global income options.

•

Market Vectors Investment Grade Floating Rate ETF (FLTR, commenced 4/25/11) is a first-of-its-kind ETF that seeks to track an index of dollar-denominated, investment-grade floating-rate corporate notes.

•

Market Vectors LatAm Aggregate Bond ETF (BONO, commenced 5/11/11) is the first ETF that seeks to track an index of bonds issued by governments and corporations of Central and South America, denominated in a variety of local currencies, U.S. dollars and Euros.

•

Market Vectors CEF Municipal Income ETF (XMPT, commenced 7/12/11) is the first-of-its-kind ETF that seeks to track an index of many of the leading actively managed, U.S.-listed municipal bond closed-end funds.

•	Market Vectors Mortgage REIT Income ETF (MORT, commenced 8/16/11) seeks to track an index of publicly traded mortgage REITs.

•	Market Vectors Renminbi Bond ETF (CHLC, commenced 10/11/11) seeks to track an index of China’s fast-growing, renminbi-denominated bonds.

Summary
It’s true that the Fed has not moved short-term interest rates since December 16, 2008, almost three years ago. But despite stagnant interest rates, the world of income-oriented investment opportunities keeps forging ahead. Market Vectors aims to stay in the forefront of the best ETF opportunities.

I want to thank you for your participation in the Market Vectors ETF Trust. Please contact us at 1.888.MKT.VCTR or visit vaneck.com/etf if you have any questions.

We value your ongoing confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
Market Vectors ETF Trust
Van Eck Global

November 18, 2011

Represents the opinions of the investment adviser. Past performance is no guarantee of future results. Not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses. You cannot invest directly in an index.

[3]

Barclays Capital Municipal Long Bond Index is comprised of over 4,000 issues whose stated maturity is 22 years and longer, that have been issued in the past five years, are in the investment grade spectrum (BBB-AAA) and are from issues of $75 million or larger.

[4]	J.P. Morgan Government Bond Index-Emerging Markets Global Core (GBIEMCOR) tracks regularly traded, liquid, fixed-rate, domestic currency debt issues by emerging market governments.

[5]	Standard and Poor’s (S&P) 500 Index, calculated with dividends reinvested, consists of 500 widely held common stocks covering industrial, utility, financial and transportation sectors.

[6]	Yield curve is the relation between the (level of) interest rate (or the cost of borrowing) and the time to maturity, known as the “term”, of the debt for a given borrower in a given currency.

INVESTMENT GRADE FLOATING RATE ETF (FLTR)

PERFORMANCE COMPARISON
October 31, 2011 (unaudited)

		Total Return
	Share Price[1]	NAV	INDEX

Six Months	(5.16)%	(3.85)%	(3.36)%
Life*	(4.86)%	(3.85)%	(3.33)%

*since 4/25/11

Gross Expense Ratio 2.04% / Net Expense Ratio 0.19%
The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.19% of the average daily net assets per year until at least September 1, 2012. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (4/25/11) to the first day of secondary market trading in shares of the Fund (4/26/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

The Fund is not sponsored, endorsed, sold or promoted by Wells Fargo & Company, Wells Fargo Securities, LLC or any of their affiliates (together, “Wells Fargo”). The Market Vectors Investment Grade Floating Rate Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Wells Fargo to create and maintain and Interactive Data Pricing and Reference Data, Inc. to calculate the Index. Neither Wells Fargo nor the Index Calculator guarantees the accuracy and/or completeness of the Index or of any data supplied by it or its agents or makes any warranty as to the results to be obtained from investing in the Product or tracking the Index. The Index is calculated by Interactive Data Pricing and Reference Data, Inc., which is not an adviser for or fiduciary to Market Vectors Investment Grade Floating Rate ETF and, like Wells Fargo, is not responsible for any direct, indirect or consequential damages associated with indicative optimized portfolio values and/or indicative intraday values.

The Market Vectors Investment Grade Floating Rate ETF is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Market Vectors Investment Grade Floating Rate Index is designed to track the performance of investment grade floating rate notes with outstanding issue sizes of greater than or equal to $500 million. The Index is composed of a U.S. dollar-denominated floating rate notes, issued by corporate entities or similar commercial entities that are public reporting companies in the United States, with at least one investment grade rating.

MORTGAGE REIT INCOME ETF (MORT)

PERFORMANCE COMPARISON
October 31, 2011 (unaudited)

		Total Return
	Share Price[1]	NAV	INDEX

Life*	(3.05)%	(3.41)%	(4.45)%

*since 8/16/11

Gross Expense Ratio 4.12% / Net Expense Ratio 0.40%
The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (8/16/11) to the first day of secondary market trading in shares of the Fund (8/17/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Market Vectors Global Mortgage REITs Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties.

The Market Vectors Investment Grade Floating Rate ETF is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Market Vectors Mortgage REIT Income ETF is a rules-based index intended to give investors a means of tracking the overall performance of publicly traded U.S. and non-U.S. mortgage REITS that derive at least 50% of their revenues from mortgage-related activity.

EMERGING MARKETS LOCAL CURRENCY BOND ETF (EMLC)

PERFORMANCE COMPARISON
October 31, 2011 (unaudited)

		Total Return
	Share Price[1]	NAV	INDEX

Six Months	(4.67)%	(3.97)%	(3.60)%
One Year	(0.39)%	0.70%	1.55%
Life* (annualized)	7.25%	7.36%	8.47%
Life* (cumulative)	9.35%	9.49%	10.94%

*since 7/22/10

Gross Expense Ratio 0.44% / Net Expense Ratio 0.44%
The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the average daily net assets per year until at least September 1, 2012. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/22/10) to the first day of secondary market trading in shares of the Fund (7/23/10), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Market Vectors Emerging Markets Local Currency Bond ETF (EMLC) is not sponsored, endorsed, sold or promoted by J.P. Morgan and J.P. Morgan makes no representation regarding the advisability of investing in EMLC. J.P. Morgan does not warrant the completeness or accuracy of the J.P. Morgan GBI-EMG Core Index. “J.P. Morgan” is a registered service mark of JPMorgan Chase & Co. © 2010. JPMorgan Chase & Co. All rights reserved.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

J.P. Morgan Government Bond Index–Emerging Markets Global Core (GBIEMCOR) is designed to track the performance of bonds issued by emerging market governments and denominated in the local currency of the issuer. The Index is designed to be investible and includes only those countries that are accessible by most of the international investor base.

LATAM AGGREGATE BOND ETF (BONO)

PERFORMANCE COMPARISON
October 31, 2011 (unaudited)

		Total Return
	Share Price[1]	NAV	INDEX

Life*	0.40%	1.21%	2.12%

*since 5/11/11

Gross Expense Ratio 1.68% / Net Expense Ratio 0.49%
The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the average daily net assets per year until at least September 1, 2012. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (5/11/11) to the first day of secondary market trading in shares of the Fund (5/12/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Merrill Lynch, Pierce, Fenner & Smith Incorporated and its affiliates (“BofA Merrill Lynch”) indices and related information, the name “Bank of America Merrill Lynch”, and related trademarks, are intellectual property licensed from BofA Merrill Lynch, and may not be copied, used, or distributed without BofA Merrill Lynch’s prior written approval. The licensee’s products have not been passed on as to their legality or suitability, and are not regulated, issued, endorsed, sold, guaranteed, or promoted by BofA Merrill Lynch. BOFA MERRILL LYNCH MAKES NO WARRANTIES AND BEARS NO LIABILITY WITH RESPECT TO THE INDICES, ANY RELATED INFORMATION, ITS TRADEMARKS, OR THE PRODUCT(S) (INCLUDING WITHOUT LIMITATION, THEIR QUALITY, ACCURACY, SUITABILITY AND/OR COMPLETENESS).

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The BofA Merrill Lynch Broad Latin America bond Index is comprised of debt securities issued by Latin American issuers and is designed to track the performance of external and local currency Latin American sovereign debt securities and the external debt securities of non-sovereign Latin American issuers. The Index includes both investment grade and below investment grade rated securities.

RENMINBI BOND ETF (CHLC)

PERFORMANCE COMPARISON
October 31, 2011 (unaudited)

		Total Return
	Share Price[1]	NAV	INDEX

Life*	5.33%	1.52%	0.57%

*since 10/11/2011

Gross Expense Ratio 6.55% / Net Expense Ratio 0.39%

The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the average daily net assets per year until at least September 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (10/11/11) to the first day of secondary market trading in shares of the Fund (10/12/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Market Vectors Renminbi Bond Index (the “Index”) is the exclusive property of Market Vectors Index Solutions GmbH (a wholly owned subsidiary of the Adviser), which has contracted with Structured Solutions AG to maintain and calculate the Index. Structured Solutions AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards Market Vectors Index Solutions GmbH, Structured Solutions AG has no obligation to point out errors in the Index to third parties.

Market Vectors Renminbi Bond ETF (the “Fund”) is not sponsored, endorsed, sold or promoted by Market Vectors Index Solutions GmbH and Market Vectors Index Solutions GmbH makes no representation regarding the advisability of investing in the Fund.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Market Vectors Renminbi Bond Index is designed to track the performance of fixed-rate, Chinese Renminbi (“RMB”)-denominated bonds that are available to market participants outside of mainland China issued by Chinese or non-Chinese corporate, governmental, quasi-governmental or supranational issuers (“RMB Bonds”). RMB Bonds included in the Index or the parent company of the RMB Bond issuer must have at least one investment grade rating by one of Moody’s, S&P, Fitch or a local rating agency and must not be rated “below investment grade” by any one of Moody’s, S&P, Fitch or a local rating agency.

CEF MUNICIPAL INCOME ETF (XMPT)

PERFORMANCE COMPARISON
October 31, 2011 (unaudited)

		Total Return
	Share Price[1]	NAV	INDEX

Life*	4.42%	4.10%	4.21%

*since 7/12/2011

Gross Expense Ratio 2.92% / Net Expense Ratio 0.40%

The Advisor has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of the average daily net assets per year until at least May 1, 2013. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (7/12/11) to the first day of secondary market trading in shares of the Fund (7/13/11), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

S-Network Municipal Bond Closed-End Fund IndexSM is calculated and maintained by S-Network Global Indexes, LLC. S-Network does not sponsor, endorse, or promote the Market Vectors CEF Municipal Income ETF and bears no liability with respect to the Fund or any security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The S-Network Municipal Bond Closed-End Fund IndexSM is a rules based index intended to serve as a benchmark for closed-end funds listed in the U.S. that are principally engaged in asset management processes designed to produce federally tax-exempt annual yield.

HIGH-YIELD MUNICIPAL INDEX ETF (HYD)

PERFORMANCE COMPARISON
October 31, 2011 (unaudited)

		Total Return
	Share Price[1]	NAV	INDEX

Six Months	7.60%	7.27%	7.12%
One Year	2.64%	1.75%	2.70%
Life (annualized)*	12.86%	12.52%	14.08%
Life (cumulative)*	39.26%	38.09%	43.40%

*since 2/4/09

Annual Operating Expenses 0.35%

The Investment Management Agreement between Market Vectors ETF Trust (the “Trust”) and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/4/09) to the first day of secondary market trading in shares of the Fund (2/5/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Barclays Capital Municipal Custom High Yield Composite Index is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated high yield long-term tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The majority of the High Yield Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The revenue sector is divided into industry sectors that consist of but may not be limited to electric, health care, transportation, education, water & sewer, resource recovery, leasing and special tax.

INTERMEDIATE MUNICIPAL INDEX ETF (ITM)

PERFORMANCE COMPARISON
October 31, 2011 (unaudited)

		Total Return
	Share Price[1]	NAV	INDEX

Six Months	5.42%	5.47%	5.61%
One Year	3.86%	4.00%	4.59%
Life (annualized)*	5.30%	5.27%	6.16%
Life (cumulative)*	22.38%	22.25%	26.32%

*since 12/4/07

Annual Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust (the “Trust”) and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (12/4/07) to the first day of secondary market trading in shares of the Fund (12/6/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Barclays Capital AMT-Free Intermediate Continuous Municipal Index is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated intermediate term tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The sectors of general obligation, insured and pre-refunded are further divided into sub-sectors based on the range of maturity. The revenue sector is divided into industry sectors that consist of electric, industrial development/pollution control revenue (“IDR/PCR”), transportation, education, water & sewer, resource recovery, leasing and special tax.

LONG MUNICIPAL INDEX ETF (MLN)

PERFORMANCE COMPARISON
October 31, 2011 (unaudited)

		Total Return
	Share Price[1]	NAV	INDEX

Six Months	9.63%	9.36%	9.35%
One Year	3.22%	3.58%	4.05%
Life (annualized)*	2.73%	2.76%	4.80%
Life (cumulative)*	10.86%	11.01%	19.67%

*since 1/2/08

Annual Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust (the “Trust”) and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (1/2/08) to the first day of secondary market trading in shares of the Fund (1/7/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses

Barclays Capital AMT-Free Long Continuous Municipal Index is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The sectors of general obligation, insured and pre-refunded are further divided into sub-sectors based on the range of maturity. The revenue sector is divided into industry sectors that consist of electric, IDR/PCR, transportation, education, water & sewer, resource recovery, leasing and special tax.

PRE-REFUNDED MUNICIPAL INDEX ETF (PRB)

PERFORMANCE COMPARISON
October 31, 2011 (unaudited)

		Total Return
	Share Price[1]	NAV	INDEX

Six Months	0.76%	0.96%	1.16%
One Year	0.01%	0.85%	1.57%
Life* (annualized)	1.67%	1.87%	2.40%
Life* (cumulative)	4.64%	5.23%	6.72%

*since 2/2/09

Annual Operating Expenses 0.24%

The Investment Management Agreement between Market Vectors ETF Trust (the “Trust”) and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/2/09) to the first day of secondary market trading in shares of the Fund (2/3/09), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Barclays Capital Municipal Pre-Refunded—Treasury-Escrowed Index is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The Index is comprised of pre-refunded and/or escrowed-to-maturity municipal bonds, provided that the collateral in the escrow account is comprised strictly of obligations of, and carry the full faith and credit of, the U.S. Treasury.

SHORT MUNICIPAL INDEX ETF (SMB)

PERFORMANCE COMPARISON
October 31, 2011 (unaudited)

		Total Return
	Share Price[1]	NAV	INDEX

Six Months	2.47%	2.01%	2.15%
One Year	2.13%	2.00%	2.54%
Life (annualized)*	4.10%	4.00%	4.55%
Life (cumulative)*	15.97%	15.59%	17.83%

*since 2/22/08

Annual Operating Expenses 0.20%

The Investment Management Agreement between Market Vectors ETF Trust (the “Trust”) and Van Eck Associates Corporation (the “Adviser”) provides that the Adviser will pay all expenses of the Fund, except for the fee payment under the Investment Management Agreement, interest expense, offering costs, trading expenses, taxes and extraordinary expenses.

[1]

The price used to calculate market return (Share Price) is determined by using the closing price listed on NYSE Arca. Since the shares of the Fund did not trade in the secondary market until several days after the Fund’s commencement, for the period from commencement (2/22/08) to the first day of secondary market trading in shares of the Fund (2/26/08), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for the Fund reflects temporary waivers of expenses and/or fees. Had the Fund incurred all expenses, investment returns would have been reduced. Investment return and value of the shares of the Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Performance current to the most recent month-end is available by calling 1.888.MKT.VCTR or by visiting vaneck.com/etf. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Creation units are issued and redeemed principally in kind.

Barclays Capital does not sponsor, endorse, or promote the Fund and bears no liability with respect to any such Fund or security.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

Barclays Capital AMT-Free Short Continuous Municipal Index is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short-term tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds. The sectors of general obligation, insured and pre-refunded are further divided into sub-sectors based on the range of maturity. The revenue sector is divided into industry sectors that consist of electric, IDR/PCR, transportation, education, water & sewer, resource recovery, leasing and special tax.

MARKET VECTORS ETF TRUST

EXPLANATION OF EXPENSES
(unaudited)

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period”.

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as fees on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2011- October 31, 2011

Investment Grade Floating Rate ETF
Actual	$1,000.00	$961.50	0.19%	$0.94
Hypothetical**	$1,000.00	$1,024.18	0.19%	$0.97

Mortgage REIT Income ETF***
Actual	$1,000.00	$965.90	0.40%	$0.81
Hypothetical**	$1,000.00	$1,009.55	0.40%	$0.83

Emerging Markets Local Currency Bond ETF
Actual	$1,000.00	$960.30	0.44%	$2.18
Hypothetical**	$1,000.00	$1,022.91	0.44%	$2.25

LatAm Aggregate Bond ETF***
Actual	$1,000.00	$1,012.10	0.49%	$2.37
Hypothetical**	$1,000.00	$1,021.28	0.49%	$2.38

Renminbi Bond ETF***
Actual	$1,000.00	$1,015.30	0.39%	$0.21
Hypothetical**	$1,000.00	$1,002.52	0.39%	$0.21

CEF Municipal Income ETF***
Actual	$1,000.00	$1,041.00	0.40%	$1.24
Hypothetical**	$1,000.00	$1,013.95	0.40%	$1.22

High-Yield Municipal Index ETF
Actual	$1,000.00	$1,072.70	0.35%	$1.83
Hypothetical**	$1,000.00	$1,023.37	0.35%	$1.79

Intermediate Municipal Index ETF
Actual	$1,000.00	$1,054.70	0.24%	$1.24
Hypothetical**	$1,000.00	$1,023.93	0.24%	$1.22

Long Municipal Index ETF
Actual	$1,000.00	$1,093.60	0.24%	$1.26
Hypothetical**	$1,000.00	$1,023.93	0.24%	$1.22

	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Annualized Expense Ratio During Period	Expenses Paid During the Period* May 1, 2011- October 31, 2011

Pre-Refunded Municipal Index ETF
Actual	$1,000.00	$1,009.60	0.24%	$1.21
Hypothetical**	$1,000.00	$1,023.93	0.24%	$1.22

Short Municipal Index ETF
Actual	$1,000.00	$1,020.10	0.20%	$1.02
Hypothetical**	$1,000.00	$1,024.13	0.20%	$1.02

*

Expenses are equal to the Fund’s annualized expense ratio (for the six months ended October 31, 2011) multiplied by the average account value over the period, multiplied by 184 and divided by 366 (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
***

LatAm Aggregate Bond ETF, CEF Muni Income ETF, Mortgage REIT ETF and Renminbi Bond ETF commenced operations on May 11, 2011, July 12, 2011, August 16, 2011 and October 11, 2011 respectively. Expenses are equal to the Fund’s annualized expense ratio (for the period from commencement of operations to October 31, 2011) multiplied by the average account value over the period, multiplied by the number of days from inception (173 days for LatAm Aggregate Bond ETF, 111 days for CEF Muni Income ETF, 76 days for Mortgage REIT ETF and 20 days for Renminbi Bond ETF) to October 31, 2011 and divided by 366 (to reflect the period from commencement).

INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS
October 31, 2011 (unaudited)

Principal Amount		Value

FLOATING RATE NOTES: 94.1%
Australia: 6.3%
$300,000	Australia Commonwealth Bank 1.08%, 03/17/14	$295,156
300,000	National Australia Bank Ltd. 1.11%, 04/11/14	299,200

		594,356

Denmark: 3.0%
300,000	Danske Bank A/S 1.45%, 04/14/14	288,489

France: 4.5%
225,000	BNP Paribas SA 1.29%, 01/10/14	216,270
225,000	Credit Agricole London SA 1.86%, 01/21/14	215,278

		431,548

Sweden: 3.7%
350,000	Nordea Bank AB 1.30%, 01/14/14	351,584

Switzerland: 10.3%
1,000,000	Credit Suisse New York 1.36%, 01/14/14	982,182

United Kingdom: 4.7%
225,000	Royal Bank of Scotland Plc 2.72%, 08/23/13	222,041
225,000	Vodafone Group Plc 0.60%, 02/27/12	225,102

		447,143

United States: 61.6%
225,000	American Express Credit Corp. 0.36%, 02/24/12	224,633
225,000	Anheuser-Busch InBev Worldwide, Inc. 0.97%, 01/27/14	225,332
225,000	Archer-Daniels-Midland Co. 0.45%, 08/13/12	225,414
225,000	Bank of New York Mellon Corp. 0.46%, 03/23/12	225,091
225,000	Berkshire Hathaway Finance Corp. 0.52%, 01/13/12	225,123
350,000	BlackRock, Inc. 0.61%, 05/24/13	350,344

	Citigroup, Inc.
1,051,000	1.99%, 05/15/18	942,983
225,000	2.29%, 08/13/13	223,745
	General Electric Capital Corp.
282,000	0.65%, 05/05/26	216,288
125,000	1.23%, 01/07/14	123,664
	Goldman Sachs Group, Inc.
200,000	0.81%, 03/22/16	179,596
125,000	0.89%, 01/12/15	111,584
100,000	0.97%, 09/29/14	90,918
100,000	1.27%, 02/07/14	95,702
	HSBC Finance Corp.
125,000	0.65%, 01/15/14	116,652
125,000	0.76%, 06/01/16	108,411
500,000	JPMorgan Chase Bank NA 0.67%, 06/13/16	453,791
225,000	Metropolitan Life Global Funding I 1.14%, 01/10/14	224,849
	Morgan Stanley
500,000	0.88%, 10/15/15	439,666
150,000	2.02%, 01/24/14	143,223
225,000	PNC Funding Corp. 0.63%, 01/31/14	221,332
225,000	US Bank NA 0.64%, 10/26/12	225,353
500,000	Wells Fargo & Co. 0.62%, 10/28/15	468,939

		5,862,633

Total Floating Rate Notes
(Cost: $9,344,634)		8,957,935

Number of Shares

MONEY MARKET FUND: 6.0%
(Cost: $566,695)
566,695	Dreyfus Government Cash Management Fund	566,695

Total Investments: 100.1%
(Cost: $9,911,327)		9,524,630
Liabilities in excess of other assets: (0.1)%		(8,452)

NET ASSETS: 100.0%		$9,516,178

See Notes to Financial Statements

Summary of Investments By Sector (unaudited)	% of Investments	Value

Communications	2.4%	$225,102
Consumer, Non-cyclical	4.7	450,746
Financial	87.0	8,282,087
Money Market Fund	5.9	566,695

	100.0%	$9,524,630

The summary of inputs used to value the Fund’s investments as of October 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Floating Rate Notes*	$—	$8,957,935	$—	$8,957,935
Money Market Fund	566,695	—	—	566,695

Total	$566,695	$8,957,935	$—	$9,524,630

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS
October 31, 2011 (unaudited)

Number of Shares		Value

REAL ESTATE INVESTMENT TRUSTS: 99.9%
United States: 99.9%
26,519	American Capital Agency Corp.	$729,538
67,972	Annaly Capital Management, Inc.	1,145,328
31,832	Anworth Mortgage Asset Corp.	205,316
4,854	Apollo Commercial Real Estate Finance, Inc.	68,005
18,246	ARMOUR Residential REIT, Inc.	130,459
20,335	Capstead Mortgage Corp.	246,460
152,589	Chimera Investment Corp.	459,293
7,929	Colony Financial, Inc.	116,318
18,648	CreXus Investment Corp.	178,275
19,900	CYS Investments, Inc.	252,332
8,935	Dynex Capital, Inc.	78,271
11,251	Hatteras Financial Corp.	289,151
16,161	Invesco Mortgage Capital, Inc.	255,021
19,769	iStar Financial, Inc. *	134,231
41,767	MFA Financial, Inc.	281,927
18,528	Newcastle Investment Corp.	85,044
22,652	NorthStar Realty Finance Corp.	89,475
6,223	PennyMac Mortgage Investment Trust	106,413
9,165	RAIT Financial Trust	47,658
18,772	Redwood Trust, Inc.	218,131
17,392	Resource Capital Corp.	93,395
14,577	Starwood Property Trust, Inc.	273,902
27,966	Two Harbors Investment Corp.	261,482
7,059	Winthrop Realty Trust	63,884

Total Real Estate Investment Trusts
(Cost: $6,008,983)		5,809,309

MONEY MARKET FUND: 0.4%
(Cost: $24,769)
24,769	Dreyfus Government Cash Management Fund	24,769

Total Investments: 100.3%
(Cost: $6,033,752)		5,834,078
Liabilities in excess of other assets: (0.3)%		(18,267)

NET ASSETS: 100.0%		$5,815,811

*	Non-income producing

Summary of Investments By Sector (unaudited)	% of Investments	Value

Real Estate Investment Trusts	99.6%	$5,809,309
Money Market Fund	0.4	24,769

	100.0%	$5,834,078

The summary of inputs used to value the Fund’s investments as of October 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Total Investments*	$5,834,078	$—	$—	$5,834,078

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
October 31, 2011 (unaudited)

Principal Amount			Value

FOREIGN DEBT OBLIGATIONS: 97.6%
Brazil: 9.1%
BRL	15,888,000	Banco do Brasil S.A. - Grand Cayman Branch 9.75%, 07/18/17	$9,932,462
USD	11,813,000	Banco Safra Cayman Islands Ltd. 10.88%, 04/03/17	7,008,717
BRL	4,990,000	Banco Safra SA 10.25%, 08/08/16	2,857,489
		Brazil Letras do Tesouro Nacional
	3,100,000	8.77%, 04/01/13^	1,591,228
	10,496,000	9.20%, 01/01/13^	5,520,571
	1,100,000	10.23%, 01/01/15^	464,104
	14,680,000	11.98%, 07/01/12^	8,106,282
		Brazil Notas do Tesouro Nacional, Series F
	1,325,000	10.00%, 01/01/12	780,590
	14,440,000	10.00%, 01/01/13	8,488,093
	500,000	10.00%, 01/01/14	290,710
	4,250,000	Cia Energetica de Sao Paulo 9.75%, 01/15/15	3,522,484

			48,562,730

Chile: 2.9%
CLP	7,305,000,000	Chile Government International Bond 5.50%, 08/05/20	15,785,629

Colombia: 4.0%
		Colombia Government International Bonds
COP	14,906,000,000	7.75%, 04/14/21	9,390,358
	14,469,000,000	12.00%, 10/22/15	9,837,234
	2,554,000,000	Republic of Colombia 9.85%, 06/28/27	1,933,115

			21,160,707

Germany: 0.7%
BRL	775,000	Kreditanstalt fuer Wiederaufbau 10.00%, 05/15/12	461,482
MXN	43,980,000	Landwirtschaftliche Rentenbank 7.64%, 04/05/13	3,387,649

			3,849,131

Hungary: 3.7%
		Hungary Government Bonds
HUF	507,940,000	5.50%, 02/12/14	2,258,445
	57,430,000	5.50%, 02/12/16	246,223
	27,000,000	6.00%, 11/24/23	106,368
	374,540,000	6.50%, 06/24/19†	1,609,219
	168,230,000	6.75%, 02/12/13	770,522
	322,390,000	6.75%, 08/22/14	1,463,437
	921,070,000	6.75%, 02/24/17†	4,099,473
	649,090,000	6.75%, 11/24/17†	2,883,383
	100,640,000	7.00%, 06/24/22	435,525
	92,880,000	7.50%, 10/24/13	430,590
	618,570,000	7.50%, 11/12/20†	2,818,026
	627,180,000	8.00%, 02/12/15	2,938,471

			20,059,682

Indonesia: 8.3%
		Indonesia Treasury Bonds
IDR	11,238,000,000	8.25%, 07/15/21	1,449,949
	1,378,000,000	9.00%, 09/15/13	166,695
	16,305,000,000	9.50%, 06/15/15	2,085,073
	16,078,000,000	9.50%, 07/15/23	2,241,792
	23,692,000,000	9.75%, 05/15/37	3,441,409
	14,375,000,000	10.00%, 07/15/17	1,956,245
	31,123,000,000	10.00%, 09/15/24	4,501,544
	6,714,000,000	10.00%, 02/15/28	981,637
	26,585,000,000	10.25%, 07/15/22	3,878,602
	24,439,000,000	10.25%, 07/15/27	3,604,044
	7,663,000,000	10.50%, 08/15/30	1,162,674
	4,017,000,000	10.50%, 07/15/38	622,422
	10,409,000,000	10.75%, 05/15/16	1,417,096
	6,261,000,000	11.00%, 12/15/12	754,938
	2,793,000,000	11.00%, 10/15/14	364,094
	1,528,000,000	11.00%, 11/15/20	227,934
	35,826,000,000	11.00%, 09/15/25	5,565,315
	4,796,000,000	11.25%, 05/15/14	619,065
	17,628,000,000	11.50%, 09/15/19	2,654,899
	11,771,000,000	11.60%, 08/15/18	1,740,046
	4,322,000,000	11.75%, 08/15/23	691,509
	1,586,000,000	12.00%, 09/15/26	263,729
	4,044,000,000	12.50%, 03/15/13	502,568
	6,387,000,000	12.80%, 06/15/21	1,053,526
	12,807,000,000	12.90%, 06/15/22	2,159,558

			44,106,363

Malaysia: 9.1%
		Malaysia Government Bonds
MYR	1,100,000	2.51%, 08/27/12	357,986
	6,242,000	3.21%, 05/31/13	2,043,252
	13,408,000	3.46%, 07/31/13	4,406,573
	2,694,000	3.50%, 05/31/27	827,043
	4,291,000	3.70%, 05/15/13	1,414,912
	13,304,000	3.70%, 02/25/13	4,382,454
	2,360,000	3.72%, 06/15/12	774,490
	6,797,000	3.74%, 02/27/15	2,251,136
	17,015,000	3.81%, 02/15/17	5,647,771
	1,690,000	3.84%, 08/12/15	561,648
	1,440,000	4.01%, 09/15/17	482,062
	609,000	4.23%, 06/30/31	203,893
	6,051,000	4.24%, 02/07/18	2,050,100
	540,000	4.26%, 09/15/16	182,880
	27,285,000	4.38%, 11/29/19	9,341,760
	5,597,000	4.39%, 04/15/26	1,907,869
	1,614,000	4.71%, 09/15/26	568,165
	13,649,000	5.09%, 04/30/14	4,659,892
	17,293,000	5.73%, 07/30/19	6,430,200

			48,494,086

See Notes to Financial Statements

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount			Value

Mexico: 4.6%
		Mexican Bonds
MXN	2,178,300	7.50%, 06/03/27	$176,260
	2,665,600	7.75%, 12/14/17	228,269
	56,959,900	8.00%, 06/11/20	4,921,168
	33,041,700	8.50%, 12/13/18	2,928,133
	2,000,000	8.50%, 05/31/29	173,898
	101,793,900	8.50%, 11/18/38	8,658,196
	29,620,000	10.00%, 12/05/24	2,955,414
	44,557,000	10.00%, 11/20/36	4,347,510

			24,388,848

Netherlands: 0.6%
		Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. - Netherlands
MXN	24,360,000	7.59%, 10/05/15^	1,470,455
	14,730,000	9.20%, 09/28/15	1,238,048
ZAR	3,800,000	11.00%, 07/23/12	495,233

			3,203,736

Peru: 2.9%
		Peru Government Bonds
PEN	8,398,000	6.90%, 08/12/37	3,296,466
	600,000	6.95%, 08/12/31	237,047
	19,873,000	7.84%, 08/12/20	8,432,883
	6,455,000	8.20%, 08/12/26	2,873,605
	1,536,000	9.91%, 05/05/15	669,092

			15,509,093

Philippines: 2.9%
		Philippine Government International Bonds
PHP	318,000,000	4.95%, 01/15/21	7,197,242
	356,000,000	6.25%, 01/14/36	8,139,161

			15,336,403

Poland: 9.7%
		Poland Government Bonds
PLN	4,052,000	4.75%, 04/25/12	1,296,339
	2,217,000	4.78%, 10/25/12^	679,579
	7,486,000	5.00%, 10/24/13	2,418,022
	8,701,000	5.00%, 04/25/16	2,798,286
	3,910,000	5.18%, 01/25/13^	1,185,553
	16,278,000	5.25%, 04/25/13	5,263,804
	17,831,000	5.25%, 10/25/17	5,711,350
	17,958,000	5.25%, 10/25/20	5,590,224
	28,210,000	5.50%, 04/25/15	9,221,415
	16,681,000	5.50%, 10/25/19	5,331,464
	12,932,000	5.75%, 04/25/14	4,244,021
	10,148,000	5.75%, 09/23/22	3,260,302
	11,715,000	6.25%, 10/24/15	3,930,038
	2,225,000	8.28%, 01/25/12^	704,504

			51,634,901

Russia: 6.8%
RUB	416,800,000	RusHydro JSC via RusHydro Finance Ltd. 7.88%, 10/28/15	13,381,843
		Russian Federal Bonds
	7,522,000	6.20%, 11/09/11	248,801
	127,563,000	6.88%, 07/15/15	4,131,395
	45,053,000	6.90%, 08/03/16	1,445,505
	52,223,000	7.10%, 03/13/14	1,724,329
	111,461,000	7.15%, 01/23/13	3,716,717
	7,483,000	7.35%, 01/20/16	244,569
	56,970,000	7.40%, 06/14/17	1,844,797
	110,630,000	7.50%, 03/15/18	3,550,484
	38,201,000	8.10%, 11/26/14	1,299,565
	58,055,000	11.20%, 12/17/14	2,128,690
	21,344,000	12.00%, 03/27/13	758,280
	54,414,000	12.00%, 08/20/14	2,013,169

			36,488,144

South Africa: 8.8%
		Eskom Holdings Ltd.
ZAR	2,350,000	7.85%, 04/02/26	278,813
	90,000,000	9.25%, 04/20/18	12,228,272
		South Africa Government Bonds
	7,410,000	6.25%, 03/31/36	705,294
	17,953,000	6.50%, 02/28/41	1,745,714
	25,058,804	6.75%, 03/31/21	2,951,900
	4,956,000	7.00%, 02/28/31	524,753
	2,565,000	7.25%, 01/15/20	311,348
	18,691,000	7.50%, 01/15/14	2,436,716
	4,487,000	8.00%, 12/21/18	581,611
	25,226,452	8.25%, 09/15/17	3,338,124
	2,210,000	8.75%, 12/21/14	300,217
	27,537,000	10.50%, 12/21/26	4,155,745
	13,714,800	13.50%, 09/15/15	2,142,975
		Transnet Ltd.
	3,500,000	10.50%, 09/17/20	486,418
	105,900,000	10.80%, 11/06/23	14,973,977

			47,161,877

Supranational: 7.4%
MXN	11,960,000	Asian Development Bank 6.55%, 01/28/15	921,857
		European Bank for Reconstruction & Development
	6,000,000	7.30%, 08/20/13	456,681
BRL	3,430,000	9.25%, 09/10/12	2,049,212
		European Investment Bank
HUF	1,074,600,000	6.50%, 01/05/15	5,106,715
MXN	9,000,000	6.52%, 09/01/15^	556,531
ZAR	33,760,000	8.00%, 10/21/13	4,446,132
	5,520,000	8.50%, 11/04/14	742,192
BRL	9,570,000	9.06%, 10/22/19^	3,032,553
		International Bank for Reconstruction & Development
PLN	1,800,000	3.00%, 07/31/12	572,556
MXN	36,800,000	5.00%, 07/01/13	2,827,387
	117,710,000	6.50%, 09/11/13	9,340,070
BRL	300,000	9.50%, 03/02/17	193,046
USD	59,880,000	International Finance Corp 6.00%, 01/28/16	4,752,958

See Notes to Financial Statements

Principal Amount			Value

Supranational: (continued)
		Kommuninvest I Sverige
HUF	200,000,000	6.36%, 01/31/13	$915,513
MXN	44,960,000	7.20%, 07/07/14	3,590,362

			39,503,765

Thailand: 6.6%
		Thailand Government Bonds
THB	6,889,000	3.13%, 12/11/15	223,306
	100,680,000	3.63%, 05/22/15	3,316,871
	11,215,000	3.63%, 06/16/23	366,945
	26,470,000	3.65%, 12/17/21	871,063
	91,610,000	3.85%, 12/12/25	3,044,851
	42,604,000	3.88%, 06/13/19	1,449,310
	9,291,000	4.13%, 11/01/12	304,459
	80,894,000	4.13%, 11/18/16	2,747,184
	1,471,000	4.25%, 03/13/13	48,426
	20,560,000	4.75%, 12/20/24	747,697
	8,395,000	4.88%, 06/22/29	312,200
	73,190,000	5.00%, 12/03/14	2,501,225
	116,467,000	5.13%, 03/13/18	4,195,425
	33,365,000	5.25%, 07/13/13	1,119,828
	172,298,000	5.25%, 05/12/14	5,870,907
	30,186,000	5.40%, 07/27/16	1,076,748
	84,897,000	5.50%, 03/13/23	3,260,536
	51,787,000	5.63%, 01/12/19	1,934,180
	34,604,000	5.85%, 03/31/21	1,339,896
	15,283,000	6.15%, 07/07/26	636,191

			35,367,248

Turkey: 9.5%
		Turkey Government Bonds
TRY	2,790,000	4.41%, 01/25/12^	1,545,681
	3,320,000	7.12%, 08/08/12^	1,746,222
	176,000	7.40%, 11/16/11^	99,552
	14,276,000	8.00%, 10/09/13	7,932,011
	2,380,000	8.00%, 01/29/14	1,312,922
	610,000	8.00%, 06/04/14	336,159
	2,145,000	8.64%, 04/25/12^	1,160,347
	8,230,000	9.00%, 01/27/16	4,607,754
	3,710,000	9.07%, 11/07/12^	1,911,399
	6,154,600	10.00%, 01/09/13	3,495,543
	8,221,000	10.00%, 04/10/13	4,665,671
	3,885,000	10.00%, 06/17/15	2,247,830
	854,000	10.06%, 02/20/13^	428,927
	11,387,000	10.50%, 01/15/20	6,840,339
	9,811,000	11.00%, 08/06/14	5,779,524
	9,452,400	14.00%, 09/26/12	5,565,597
	1,695,000	16.00%, 03/07/12	982,156

			50,657,634

Total Foreign Debt Obligations
(Cost: $539,382,154)			521,269,977

Number of Shares		Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 2.4%
(Cost: $12,829,200)
12,829,200	Bank of New York Overnight Government Fund	$12,829,200

Total Investments: 100.0%
(Cost: $552,211,354)		534,099,177
Liabilities in excess of other assets: (0.0)%		(99,322)

NET ASSETS: 100.0%		$533,999,855

See Notes to Financial Statements

EMERGING MARKETS LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS
(continued)

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
†	Security fully or partially on loan. Total market value of securities on loan is $11,410,101.

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Financial	5.2%	$26,851,535
Government	88.6	462,053,720
Industrial	3.0	15,460,395
Utilities	3.2	16,904,327

	100.0%	$521,269,977

The summary of inputs used to value the Fund’s investments as of October 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Foreign Debt Obligations*	$—	$521,269,977	$—	$521,269,977
Short-term Investment	12,829,200	—	—	12,829,200

Total	$12,829,200	$521,269,977	$—	$534,099,177

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS
October 31, 2011 (unaudited)

Principal Amount			Value

CORPORATE OBLIGATIONS: 6.1%
United States: 6.1%
USD	129,000	Gerdau Holdings, Inc. 7.00%, 01/20/20	$138,998
	290,000	Pemex Project Funding Master Trust 6.63%, 06/15/38	319,000

Total Corporate Obligations
(Cost: $441,608)			457,998

FOREIGN DEBT OBLIGATIONS: 86.4%
Argentina: 1.3%
USD	249,000	Argentine Republic Government International Bond 2.50%, 12/31/38	93,375

Brazil: 23.0%
USD	138,000	Banco BMG S.A. 9.95%, 11/05/19	133,860
	145,000	Banco do Brasil S.A./Cayman 5.38%, 01/15/21	147,465
	142,000	Banco Santander Brasil S.A./Brazil 4.50%, 04/06/15	140,580
		Brazil Notas do Tesouro Nacional, Series F
BRL	320,000	10.00%, 01/01/13	185,587
	522,000	10.00%, 01/01/14	299,444
	522,000	10.00%, 01/01/17	287,790
	240,000	10.00%, 01/01/21	128,136
EUR	200,000	Vale S.A. 4.38%, 03/24/18	284,774
	75,000	Votorantim Cimentos S.A. 5.25%, 04/28/17	103,855

			1,711,491

Cayman Islands: 4.5%
USD	290,000	Petrobras International Finance Co. - Pifco 6.75%, 01/27/41	334,370

Chile: 4.1%
USD	146,000	Chile Government International Bond 3.88%, 08/05/20	153,300
	117,000	Corp. Nacional del Cobre de Chile 7.50%, 01/15/19	148,027

			301,327

Colombia: 8.3%
		Colombia Government International Bonds
COP	385,000,000	7.75%, 04/14/21	243,202
	550,000,000	12.00%, 10/22/15	374,958

			618,160

Costa Rica: 1.9%
USD	104,000	Costa Rica Government International Bond 10.00%, 08/01/20	142,480

Dominican Republic: 2.0%
USD	139,000	Dominican Republic International Bond 7.50%, 05/06/21	145,325

Mexico: 24.2%
USD	145,000	America Movil S.A.B. de C.V. 5.63%, 11/15/17	170,707
	435,000	Axtel S.A.B. de C.V. 7.63%, 02/01/17	369,750
	435,000	Banco Mercantil del Norte S.A. 4.38%, 07/19/15	441,525
	135,000	Cemex S.A.B. de C.V. 9.00%, 01/11/18	114,075
		Mexican Bonds
MXN	2,173,000	6.00%, 06/18/15	169,766
	4,483,000	6.50%, 06/10/21	345,501
	2,237,000	8.00%, 12/07/23	191,455

			1,802,779

Panama: 2.0%
USD	118,000	Panama Government International Bond 7.13%, 01/29/26	151,630

Peru: 3.9%
USD	150,000	Banco de Credito del Peru 5.38%, 09/16/20	148,125
	115,000	Peruvian Government International Bond 9.88%, 02/06/15	142,600

			290,725

Uruguay: 5.3%
USD	338,000	Uruguay Government International Bond 7.50%, 03/15/15	393,770

Venezuela: 5.9%
USD	579,000	Petroleos de Venezuela S.A. 5.38%, 04/12/27	293,119
	145,000	Venezuela Government International Bond 10.75%, 09/19/13	145,362

			438,481

Total Foreign Debt Obligations
(Cost: $6,594,946)			6,423,913

Number of Shares

MONEY MARKET FUNDS: 4.2%
	304,487	Dreyfus Government Cash Management Fund	304,487
	7,441	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	7,441

Total Money Market Funds
(Cost: $311,928)			311,928

Total Investments: 96.7%
(Cost: $7,348,482)			7,193,839
Other assets less liabilities: 3.3%			244,514

NET ASSETS: 100.0%			$7,438,353

See Notes to Financial Statements

LATAM AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS
(continued)

BRL	Brazilian Real
COP	Colombian Peso
EUR	Euro
MXN	Mexican Peso
USD	United States Dollar

Summary of Investments By Sector (unaudited)	% of Investments	Value

Basic Materials	7.9%	$571,799
Communications	7.5	540,457
Diversified	1.4	103,855
Energy	13.2	946,489
Financial	14.1	1,011,555
Government	50.0	3,593,681
Industrial	1.6	114,075
Money Market Funds	4.3	311,928

	100.0%	$7,193,839

The summary of inputs used to value the Fund’s investments as of October 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Obligations*	$—	$457,998	$—	$457,998
Foreign Debt Obligations*	—	6,423,913	—	6,423,913
Money Market Funds	311,928	—	—	311,928

Total	$311,928	$6,881,911	$—	$7,193,839

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS
October 31, 2011 (unaudited)

Principal Amount			Value

CORPORATE OBLIGATIONS: 6.2%
United States: 6.2%
CNY	500,000	Caterpillar Financial Services Corp. 2.00%, 12/01/12	$78,079
	500,000	McDonald’s Corp. 3.00%, 09/16/13	79,531

Total Corporate Obligations
(Cost: $157,551)			157,610

FOREIGN DEBT OBLIGATIONS: 82.2%
Australia: 3.1%
CNY	500,000	Australia and New Zealand Banking Group Ltd./ Hong Kong 1.45%, 12/24/12	77,855

China / Hong Kong: 64.1%
CNY	750,000	Bank of China Ltd. 2.65%, 09/30/12	117,647
	500,000	Bank of Communications Co. Ltd./Hong Kong 1.00%, 03/04/13	76,797
	700,000	China Development Bank Corp. 2.70%, 11/11/13	111,109
		China Government Bond
	1,000,000	0.60%, 08/18/14	151,657
	500,000	2.36%, 08/18/21	77,000
	750,000	China Power International Development Ltd. 3.20%, 12/23/15	108,115
	500,000	China Resources Power Holdings Co. Ltd. 2.90%, 11/12/13	78,253
	700,000	Export-Import Bank of China 1.95%, 12/02/12	109,601
	1,000,000	Hai Chao Trading Co. Ltd. 2.00%, 08/04/14	154,913
	1,000,000	HKCG Finance Ltd. 1.40%, 04/11/16	146,095
	500,000	Industrial & Commercial Bank of China Asia Ltd. 2.25%, 09/24/12	78,253
	1,000,000	Right Century Ltd. 1.85%, 06/03/14	150,262
	1,000,000	Sinochem Offshore Capital Co. Ltd. 1.80%, 01/18/14	152,239
	700,000	Sinotruk Hong Kong Ltd. 2.95%, 10/29/12	109,193

			1,621,134

Japan: 3.0%
CNY	500,000	Mitsubishi UFJ Lease & Finance Co. Ltd. 1.65%, 04/08/13	77,122

Netherlands: 6.0%
CNY	1,000,000	Volkswagen International Finance NV 2.15%, 05/23/16	150,927

Singapore: 6.0%
CNY	1,000,000	Global Logistic Properties Ltd. 3.38%, 05/11/16	151,989

Total Foreign Debt Obligations
(Cost: $2,154,399)			$2,079,027

Number of Shares

MONEY MARKET FUND: 11.0%
(Cost: $278,592)
	278,592	Dreyfus Government Cash Management Fund	278,592

Total Investments: 99.4%
(Cost: $2,511,975)			2,515,229
Other assets less liabilities: 0.6%			15,327

NET ASSETS: 100.0%			$2,530,556

CNY	Chinese Yuan

See Notes to Financial Statements

RENMINBI BOND ETF

SCHEDULE OF INVESTMENTS
(continued)

Summary of Investments By Sector (unaudited)	% of Investments	Value

Auto-Cars/Light Trucks	6.0%	$150,927
Auto-Med & Heavy Duty Trucks	4.3	109,193
Chemicals - Diversified	6.0	152,239
Commercial Banking Institution	13.9	350,552
Electric - Generation	7.4	186,368
Finance-Commercial	3.1	78,079
Finance-Leasing Company	3.1	77,122
Food - Miscellaneous / Diversified	6.0	150,262
Gas-Distribution	5.8	146,095
Government	9.1	228,657
Real Estate Operation/Development	6.0	151,989
Retail-Restaurants	3.2	79,531
Rubber-Tires	6.2	154,913
Special Purpose Banks	8.8	220,710
Money Market Fund	11.1	278,592

	100.0%	$2,515,229

The summary of inputs used to value the Fund’s investments as of October 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Corporate Obligations*	$—	$157,610	$—	$157,610
Foreign Debt Obligations*	—	2,079,027	—	2,079,027
Money Market Fund	278,592	—	—	278,592

Total	$278,592	$2,236,637	$—	$2,515,229

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS
October 31, 2011 (unaudited)

Number of Shares		Value

CLOSED-END FUNDS: 99.8%
3,431	Alliance Bernstein National Municipal Income Fund, Inc.	$47,759
1,416	BlackRock Investment Quality Municipal Trust, Inc.	20,688
1,549	BlackRock Long-Term Municipal Advantage Trust	17,039
4,856	BlackRock Muni Intermediate Duration Fund, Inc.	70,946
4,771	BlackRock MuniAssets Fund, Inc.	57,491
1,140	BlackRock Municipal 2018 Term Trust	18,719
1,956	BlackRock Municipal 2020 Term Trust	30,240
946	BlackRock Municipal Bond Trust	14,266
3,080	BlackRock Municipal Income Quality Trust	43,798
4,110	BlackRock Municipal Income Trust	56,759
2,235	BlackRock Municipal Income Trust II	31,960
3,348	BlackRock MuniEnhanced Fund, Inc.	36,192
1,271	BlackRock MuniHoldings Fund, Inc.	20,209
1,299	BlackRock MuniHoldings Fund II, Inc.	19,550
4,312	BlackRock MuniHoldings Investment Quality Fund	59,333
1,562	BlackRock MuniHoldings Quality Fund, Inc.	20,290
2,602	BlackRock MuniHoldings Quality Fund II, Inc.	34,633
5,886	BlackRock MuniVest Fund, Inc.	58,801
1,651	BlackRock MuniVest Fund II, Inc.	25,029
4,113	BlackRock MuniYield Fund, Inc.	58,734
1,516	BlackRock MuniYield Investment Fund	20,815
3,446	BlackRock MuniYield Quality Fund, Inc.	50,036
2,596	BlackRock MuniYield Quality Fund II, Inc.	32,372
8,648	BlackRock MuniYield Quality Fund III, Inc.	113,375
2,427	Dreyfus Municipal Income, Inc.	23,081
4,571	Dreyfus Strategic Municipal Bond Fund, Inc.	37,345
4,661	Dreyfus Strategic Municipals, Inc.	40,085
4,627	DWS Municipal Income Trust	58,485
6,623	Eaton Vance Municipal Bond Fund	80,337
1,505	Eaton Vance Municipal Income Trust	18,256
2,471	Invesco Insured Municipal Income Trust	38,053
2,015	Invesco Insured Municipal Trust	29,217
2,690	Invesco Municipal Income Opportunities Trust	17,001
2,235	Invesco Municipal Income Opportunities Trust II	15,645
2,310	Invesco Municipal Premium Income Trust	18,503
2,874	Invesco Quality Municipal Income Trust	37,304
1,884	Invesco Quality Municipal Investment Trust	24,699
1,623	Invesco Quality Municipal Securities	22,917
4,264	Invesco Van Kampen Advantage Municipal Income Trust II	51,296
2,806	Invesco Van Kampen Municipal Opportunity Trust	38,302
3,743	Invesco Van Kampen Municipal Trust	49,857
1,795	Invesco Van Kampen Select Sector Municipal Trust	21,055
5,104	Invesco Van Kampen Trust for Investment Grade Municipals	72,987
4,409	MFS High Income Municipal Trust	21,780
3,353	MFS Municipal Income Trust	23,069
2,237	Neuberger Berman Intermediate Municipal Fund, Inc.	32,973
5,307	Nuveen Dividend Advantage Municipal Fund	72,706
3,591	Nuveen Dividend Advantage Municipal Fund 2	49,915
4,017	Nuveen Insured Dividend Advantage Municipal Fund	57,443
12,819	Nuveen Insured Municipal Opportunity Fund, Inc.	182,030
5,071	Nuveen Insured Premium Income Municipal Fund 2	65,061
4,582	Nuveen Insured Quality Municipal Fund, Inc.	64,652
3,030	Nuveen Insured Tax-Free Advantage Municipal Fund	41,965
4,337	Nuveen Investment Quality Municipal Fund, Inc.	63,190
4,199	Nuveen Municipal Advantage Fund	58,954
2,674	Nuveen Municipal High Income Opportunity Fund	31,366
2,169	Nuveen Municipal High Income Opportunity Fund 2	23,859
5,552	Nuveen Municipal Market Opportunity Fund, Inc.	73,175
23,253	Nuveen Municipal Value Fund	224,624
1,224	Nuveen Municipal Value Fund 2	20,869
7,344	Nuveen Performance Plus Municipal Fund	105,460
1,831	Nuveen Premier Insured Municipal Income Fund, Inc.	26,110
2,689	Nuveen Premier Municipal Income Fund, Inc.	37,404
7,850	Nuveen Premium Income Municipal Fund	106,446
9,506	Nuveen Premium Income Municipal Fund 2	135,651
5,847	Nuveen Premium Income Municipal Fund 4, Inc.	74,608
6,658	Nuveen Quality Income Municipal Fund, Inc.	92,679
1,193	Nuveen Select Maturities Municipal Fund	12,646
3,223	Nuveen Select Quality Municipal Fund	47,056
1,584	Nuveen Select Tax Free	22,889
2,155	Nuveen Select Tax Free 2	28,446
1,561	Nuveen Select Tax Free 3	21,511
1,618	PIMCO Municipal Income Fund	22,167
5,633	PIMCO Municipal Income Fund II	62,245
2,163	PIMCO Municipal Income Fund III	23,555
1,591	Pioneer Municipal High Income Advantage Trust	21,685
1,840	Pioneer Municipal High Income Trust	26,422
5,478	Putnam Managed Municipal Income Trust	41,085
5,315	Putnam Municipal Opportunities Trust	62,132
5,038	Western Asset Managed Municipals Fund, Inc.	65,645
1,409	Western Asset Municipal Defined Opportunity Trust, Inc.	29,800
2,630	Western Asset Municipal High Income Fund, Inc.	19,778

Total Closed-End Funds
(Cost: $3,765,935)		3,846,510

See Notes to Financial Statements

CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS
(continued)

Number of Shares		Value

MONEY MARKET FUND: 0.3%
(Cost: $12,830)
12,830	Dreyfus Government Cash Management Fund	$12,830

Total Investments: 100.1%
(Cost: $3,778,765)		3,859,340

Liabilities in excess of other assets: (0.1)%		(4,527)

NET ASSETS: 100.0%		$3,854,813

The summary of inputs used to value the Fund’s investments as of October 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Closed-End Funds	$3,846,510	$—	$—	$3,846,510
Money Market Fund	12,830	—	—	12,830

Total	$3,859,340	$—	$—	$3,859,340

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.1%
Alabama: 1.3%
$1,840,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 12/05/11 (c)	$1,621,574
2,400,000	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB) 6.45%, 12/05/11 (c)	2,115,096

		3,736,670

Arizona: 1.3%
1,000,000	Pima County, Arizona Industrial Development Authority, Charter School Projects, Series A (RB) 5.50%, 07/01/17 (c)	910,690
1,400,000	Pima County, Arizona Industrial Development Authority, Tucson Electric Power Company Project, Series A (RB) 5.25%, 10/01/20 (c)	1,328,236
1,500,000	University Medical Center Corp., Arizona Hospital (RB) 5.00%, 07/01/15 (c)	1,368,030

		3,606,956

California: 5.0%
2,755,000	California Statewide Community Development Authority, Daughters of Charity Health System, Series A (RB) 5.25%, 07/01/15 (c)	2,253,039
750,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB) 5.15%, 07/01/17 (c)	609,968
500,000	California Statewide Community Development Authority, Educational Facilities - Huntington Park Charter School Project-A (RB) 5.25%, 07/01/17 (c) 144A	382,500
1,750,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.00%, 10/01/26	1,810,585
1,000,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.25%, 10/01/18 (c)	1,022,190
3,000,000	California Statewide Community Development Authority, Thomas Jefferson Law School, Series A (RB) 7.25%, 10/01/18 (c)	3,041,910
500,000	City of San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	511,655
1,000,000	Golden State Tobacco Securitization Corp., Series A (RB) 5.00%, 06/01/17 (c)	707,410
3,230,000	Inland Empire Tobacco Securitization Authority, California Asset Backed-Turbo, Series A (RB) 4.63%, 06/01/17 (c)	2,571,112
500,000	Sacramento Municipal Utility District Financing Authority, Cosumnes Project (RB) (NATL) 5.00%, 07/01/16 (c)	544,315
310,000	San Joaquin Hills, California Transportation Corridor Agency (RB) (NATL) 5.38%, 12/05/11 (c)	244,866
725,000	San Joaquin Hills, California Transportation Corridor Agency (RB) 5.50%, 12/05/11 (c)	585,575

		14,285,125

Colorado: 0.9%
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.20%, 07/01/14 (c)	1,361,220
1,500,000	Colorado Health Facilities Authority, Health & Residential, Volunteers of America Care Facilities (RB) 5.30%, 07/01/14 (c)	1,193,400

		2,554,620

Connecticut: 1.3%
1,580,000	Connecticut Resources Recovery Authority (RB) 6.45%, 12/05/11 (c)	1,580,079
1,000,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.00%, 04/01/20 (c)	1,056,440
1,000,000	Harbor Point Infrastructure Improvement District, Harbor Point Project, Series A (TA) 7.88%, 04/01/20 (c)	1,085,910

		3,722,429

Delaware: 1.3%
3,900,000	Delaware Economic Development Authority, Exempt Facility (RB) 5.38%, 10/01/20 (c)	3,595,722

District of Columbia: 0.4%
1,500,000	Metropolitan Washington Airports Authority, Dulles Toll Road, Second Senior Lien, Series B (RB) 6.13%, 10/01/28 (c)	991,380

Florida: 6.2%
2,000,000	Callaway, Florida Capital Improvement Special Capital Improvement Project (RB) (ACA) 5.25%, 08/01/17 (c)	1,685,140
1,000,000	City of Tavares, Florida Osprey Lodge at Lakeview Crest, Series A (RB) 8.75%, 07/01/16 (c)	1,007,290
4,000,000	Greater Orlando Aviation Authority, JetBlue Airways Corp. Project (RB) 6.50%, 05/15/12 (c)	3,824,160

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Florida: (continued)
$3,000,000	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB) 5.25%, 06/15/17 (c)	$2,574,690
335,000	Lee County, Florida Industrial Development Authority Health Care Facilities, Shell Point/Alliance Obligation Group (RB) 5.13%, 11/15/16 (c)	265,923
1,220,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 6.50%, 05/01/14 (c)	1,220,268
1,000,000	Midtown Miami Community Development District, Parking Garage Project, Series A (SA) 6.25%, 05/01/14 (c)	970,270
1,200,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.50%, 07/01/17 (c)	1,026,912
3,750,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.50%, 07/01/17 (c)	3,086,025
250,000	Orange County, Florida Health Facilities Authority, Orlando Lutheran Towers, Inc. (RB) 5.70%, 07/01/15 (c)	228,165
4,000,000	Six Mile Creek Community Development District, Florida, Capital Improvement (SA) 5.88%, 05/01/17 (c) * § (a)	1,280,000
500,000	Sumter County, Florida Village Community Development District No. 8, Phase II (SA) 6.13%, 05/01/20 (c)	501,145

		17,669,988

Georgia: 1.4%
4,000,000	DeKalb County, Georgia Hospital Authority, DeKalb Medical Center, Inc. Project (RB) 6.13%, 09/01/20 (c)	4,055,360

Guam: 3.2%
2,750,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	2,782,120
1,000,000	Guam Government General Obligation, Series A (GO) 6.75%, 11/15/19 (c)	1,034,360
1,200,000	Guam Government Limited Obligation, Series A (RB) 5.63%, 12/01/19 (c)	1,219,788
3,850,000	Guam Government Waterworks Authority, Water & Wastewater System (RB) 5.88%, 07/01/15 (c)	3,813,232
250,000	Guam Power Authority, Series A (RB) 5.50%, 10/01/20 (c)	240,548

		9,090,048

Illinois: 7.4%
1,300,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	1,342,640
500,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB) 8.13%, 02/15/20 (c)	503,935
2,000,000	Illinois Finance Authority, Greenfields of Geneva Project, Series A (RB) 8.25%, 02/15/20 (c)	2,016,260
2,175,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.50%, 10/15/20 (c)	2,246,340
2,875,000	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB) 8.13%, 05/15/20 (c)	2,887,995
575,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 6.13%, 05/15/19 (c)	596,189
1,500,000	Illinois Finance Authority, Sherman Health System (RB) (AMBAC) 5.25%, 12/05/11 (c)	1,500,660
4,675,000	Illinois Finance Authority, Sherman Health System, Series A (RB) 5.50%, 08/01/17 (c)	4,341,158
2,070,000	Illinois Finance Authority, Swedish Covenant Hospital, Series A (RB) 6.00%, 02/15/20 (c)	2,103,513
3,500,000	Illinois Finance Authority, The Admiral At The Lake Project, Series A (RB) 8.00%, 05/15/20 (c)	3,545,045

		21,083,735

Indiana: 3.2%
1,475,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.13%, 08/15/20 (c)	1,397,651
4,445,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	4,090,511
1,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.70%, 09/01/17 (c)	910,850
3,000,000	Vigo County, Indiana Hospital Authority, Union Hospital, Inc. (RB) 5.75%, 09/01/17 (c)	2,716,410

		9,115,422

Iowa: 0.4%
1,500,000	Iowa Finance Authority, Senior Living Facilities, Deerfield Retirement Community (RB) 5.50%, 11/15/17 (c)	1,028,835

See Notes to Financial Statements

Principal Amount		Value

Kentucky: 0.7%
$1,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series A (RB) 6.38%, 06/01/20 (c)	$1,045,240
1,000,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc. Series B (RB) 6.38%, 06/01/20 (c)	1,045,240

		2,090,480

Louisiana: 3.7%
4,250,000	Lakeshore Village Master Community Development District (SA) 5.25%, 07/01/17 * (a) §	1,700,000
660,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Parking Facilities Corp. Garage Project, Series A (RB) (AMBAC) 5.38%, 12/05/11 (c)	645,737
785,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	824,933
2,300,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 11/01/20 (c)	2,401,775
3,000,000	Louisiana Public Facilities Authority, Lake Charles Memorial Hospital Project (RB) 6.38%, 12/01/19 (c)	2,950,350
1,050,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.38%, 05/15/17 (c)	981,414
1,100,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	1,077,692

		10,581,901

Maine: 1.4%
1,165,000	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB) 6.00%, 07/01/21 (c)	1,181,077
1,000,000	Maine Health & Higher Educational Facilities Authority, General Medical Center (RB) 6.95%, 07/01/21 (c)	1,044,180
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 12/05/11 (c)	1,780,420

		4,005,677

Maryland: 1.2%
2,000,000	Frederick County, Maryland Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	1,881,700
2,000,000	Maryland State Economic Development Corp., Chesapeake Bay Area, Series A (RB) 5.00%, 12/01/16 (c)	1,349,260

		3,230,960

Massachusetts: 1.1%
3,000,000	Massachusetts Health & Educational Facilities Authority, Milton Hospital Issue, Series D (RB) 5.50%, 07/01/15 (c)	2,540,310
760,000	Massachusetts Health & Educational Facilities Authority, Saints Memorial Medical Center Issue, Series A (RB) 6.00%, 12/05/11 (c)	632,799

		3,173,109

Michigan: 2.6%
990,000	Flint, Michigan Hospital Building Authority (RB) 7.38%, 07/01/20 (c)	1,031,263
2,510,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 5.25%, 07/01/15 (c)	2,197,957
3,450,000	Kent Hospital Finance Authority, Metropolitan Hospital Project, Series A (RB) 6.00%, 07/01/15 (c)	3,222,990
1,000,000	Michigan State Strategic Fund, Solid Waste Disposal, Obligated-Waste Management System Project (RB) 4.63%, 12/01/12	1,031,640

		7,483,850

Minnesota: 0.9%
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (c)	505,745
500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, Carondelet Village Project, Series A (RB) 6.00%, 08/01/17 (c)	502,350
1,500,000	Saint Paul, Minnesota Housing & Redevelopment Authority, HealthEast Project (RB) 6.00%, 11/15/15 (c)	1,496,580

		2,504,675

Missouri: 2.2%
3,000,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.25%, 01/01/14 (c)	3,004,770

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Missouri: (continued)
$1,000,000	Kansas City, Missouri Industrial Development Authority, Missouri Health Care Facilities First Mortgage, Series A (RB) 6.50%, 01/01/14 (c)	$971,940
570,000	Saint Louis, Missouri Industrial Development Authority, Confluence Academy Project, Series A (RB) 5.35%, 06/15/15 (c)	464,385
700,000	St. Louis, Missouri Industrial Development Authority, Series A (RB) 5.00%, 06/15/15 (c)	648,053
1,150,000	St. Louis, Missouri Industrial Development Authority, Series A (RB) 5.25%, 06/15/15 (c)	1,005,284

		6,094,432

Montana: 1.4%
4,195,000	Montana State Board, Resource Recovery, Yellowstone Energy Project (RB) 7.00%, 12/31/11 (c)	4,033,576

Nebraska: 1.6%
1,500,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/15	1,540,530
3,510,000	Nebraska Educational Finance Authority, Concordia University Project (RB) 5.00%, 10/01/15 (c)	3,020,425

		4,560,955

New Jersey: 4.2%
500,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB) 6.25%, 12/05/11 (c)	490,845
1,000,000	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB) 6.40%, 12/05/11 (c)	978,800
7,150,000	New Jersey Economic Development Authority, Gloucester Marine Project A (RB) 6.63%, 01/01/16 (c)	6,535,672
1,000,000	New Jersey Health Care Facilities Financing Authority, Hackensack University Medical Center Issue, Series B (RB) 4.75%, 01/01/20 (c)	969,210
2,900,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System (RB) 6.63%, 07/01/18 (c)	2,903,509

		11,878,036

New Mexico: 1.1%
3,160,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	3,077,777

New York: 8.0%
2,080,000	Chautaugua County, New York Industrial Development, NRG Dunkirk Power Project (RB) 5.88%, 02/01/20 (c)	2,058,056
1,000,000	Erie County, New York Industrial Development Agency Civic Facility, Charter School for Applied Technologies Project, Series A (RB) 6.75%, 06/01/15 (c)	1,001,760
1,000,000	Hudson Yards Infrastructure Corp. New York, Series A (RB) 5.00%, 02/15/17 (c)	991,730
1,500,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside Series A (RB) 6.50%, 01/01/18 (c)	1,406,505
4,055,000	Nassau County, New York Project Individual Development Agency, Continuing Care Retirement Home, Amsterdam at Harborside Series A (RB) 6.70%, 01/01/18 (c)	3,665,517
1,950,000	New York City Industrial Development Agency, American Airlines, Inc. JFK International Airport Project (RB) 8.00%, 08/01/16 (c)	1,821,631
1,000,000	New York City Industrial Development Agency, British Airways Plc Project (RB) 5.25%, 12/05/11 (c)	808,570
2,000,000	New York City Industrial Development Agency, Civic Facility, Bronx Parking Development Company LLC Project (RB) 5.88%, 10/01/17 (c)	1,059,980
2,000,000	New York City Industrial Development Agency, Civic Facility, Vaughn College of Aeronautics & Technology Project, Series A (RB) 5.00%, 12/01/16 (c)	1,739,740
1,120,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 4.75%, 01/01/17 (c)	919,128
2,150,000	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC) 5.00%, 01/01/17 (c)	1,809,225
1,000,000	New York City Industrial Development Agency, Special Facility, JetBlue Airways Corp. Project (RB) 5.00%, 05/15/12 (c)	901,080
1,000,000	New York City Tobacco Settlement, Series I (RB) 5.00%, 06/01/16 (c)	758,980
1,250,000	New York City Tobacco Settlement, Series I (RB) 5.13%, 06/01/16 (c)	876,675

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$1,500,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 6.38%, 01/15/20 (c)	$1,555,485
1,250,000	New York Suffolk County Industrial Development Agency, Southampton Hospital Association Civic Facility, Series B (RB) 7.63%, 12/05/11 (c)	1,250,850

		22,624,912

North Carolina: 0.4%
1,250,000	North Carolina Medical Care Commission, Retirement Facilities, Galloway Ridge Project (RB) 6.00%, 01/01/20 (c)	1,204,537

Ohio: 4.3%
1,000,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 5.88%, 06/01/17 (c)	712,900
1,000,000	Buckeye, Ohio Tobacco Settlement Finance Authority, Asset-Backed-Senior-Turbo, Series A-2 (RB) 6.50%, 06/01/17 (c)	780,380
2,355,000	Buckeye, Ohio Tobacco Settlement Financing Authority (RB) 5.88%, 06/01/17 (c)	1,780,663
940,000	Butler County, Ohio Hospital Facilities (RB) 5.50%, 11/01/20 (c)	913,483
3,000,000	Cleveland, Ohio Airport, Continental Airlines, Inc. Project (RB) 5.38%, 12/05/11 (c)	2,529,450
1,000,000	Lorain County, Ohio Port Authority, United States Steel Corporation Project (RB) 6.75%, 12/01/20 (c)	1,010,050
2,050,000	Ohio State Environmental Facilities, Ford Motor Company Project (RB) 5.75%, 04/01/15 (c)	1,893,974
1,500,000	Ohio State Higher Educational Facility Commission, Ashland University Project (RB) 6.25%, 09/01/20 (c)	1,531,440
1,500,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 12/05/11 (c)	1,116,360

		12,268,700

Oklahoma: 1.9%
2,900,000	Oklahoma Kingfisher Hospital Authority, Hospital & Sales Tax (RB) 6.50%, 12/01/17 (c)	2,406,333
3,000,000	Tulsa, Oklahoma Municipal Airport Trust, Series A (RB) 7.75%, 12/01/14 (p)	2,839,200

		5,245,533

Oregon: 0.5%
650,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.13%, 09/01/20 (c)	674,830
750,000	Oregon State Facilities Authority, Concordia University Project, Series A (RB) 6.38%, 09/01/20 (c)	780,968

		1,455,798

Pennsylvania: 4.2%
2,000,000	Allegheny County, Pennsylvania Hospital Development Authority, Health System, West Pennsylvania, Series A (RB) 5.00%, 11/15/17 (c)	1,690,000
1,000,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.88%, 11/01/19 (c)	1,031,880
1,000,000	Lancaster County Hospital Authority, Brethren Village Project, Series A (RB) 6.50%, 07/01/17 (c)	1,002,700
3,150,000	Lycoming County Authority, Susquehanna Health System Project, Series A (RB) 5.75%, 07/01/19 (c)	3,157,465
2,020,000	Pennsylvania Economic Development Finance Authority, Colver Project, Series G (RB) 5.13%, 12/01/15	2,010,021
3,200,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corporation Project (RB) 6.00%, 12/05/11 (c)	2,527,040
490,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB) 5.50%, 07/01/17 (c)	454,892

		11,873,998

Puerto Rico: 3.4%
61,000,000	Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 9.00%, 05/15/15 (c) ^	2,808,440
2,500,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) (NATL) 5.50%, 07/01/19	2,695,600
2,000,000	Puerto Rico Commonwealth Public Improvement, Series A (GO) 5.75%, 07/01/21 (c)	2,061,100
2,000,000	Puerto Rico Public Financing Corp., Commonwealth Appropriation, Series A (RB) 5.75%, 02/01/12 (c) (p)	2,020,600

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Puerto Rico: (continued)
$85,000	Puerto Rico Sales Tax Financing Corp. (RB) 5.50%, 08/01/20 (c)	$88,096

		9,673,836

South Carolina: 1.3%
4,510,000	South Carolina Jobs-Economic Development Authority, Hospital Improvement, Hampton Regional Medical Center Project (RB) 5.25%, 11/01/16 (c)	3,793,632

South Dakota: 1.7%
1,500,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	1,388,115
4,275,000	Sioux Falls, South Dakota Health Facilities, Dow Rummel Village Project (RB) 5.00%, 11/15/16 (c)	3,427,396

		4,815,511

Tennessee: 0.2%
395,000	Sullivan County, Tennessee Health Educational & Housing Facilities Board (RB) 5.25%, 09/01/16 (c)	401,869

Texas: 10.0%
1,000,000	Austin, Texas Convention Enterprises Inc., First Tier Series A (RB) (XLCA) 5.25%, 01/01/17 (c)	944,900
1,000,000	Brazoria County, Texas Brazos River Harbor Navigation, Series A-4 (RB) 5.95%, 05/15/18 (c) (p)	1,008,620
2,255,000	Central Texas Regional Mobility Authority (RB) 6.25%, 01/01/21 (c)	2,306,820
3,200,000	Dallas-Fort Worth, Texas International Airport Facility Improvement Corp., American Airlines, Inc. (RB) 6.00%, 12/05/11 (c)	1,824,000
705,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/16	742,273
1,000,000	Hidalgo County, Texas Health Services Corp., Mission Hospital Project (RB) 5.00%, 08/15/17 (c)	955,620
2,000,000	Port of Bay City Authority of Matagorda County, Texas, Hoechst Celanese Corp. Project (RB) 6.50%, 12/05/11 (c)	1,952,420
3,860,000	Red River Authority of Texas, Celanese Project, Series B (RB) 6.70%, 05/01/12 (c)	3,782,916
2,800,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Doctors’ Hospital Project (RB) 6.38%, 11/01/16 (c) * § (a)	980,000
1,500,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Northwest Senior Housing Corporation - Edgemere Project, Series A (RB) 6.00%, 11/15/16 (c)	1,450,965
1,000,000	Tarrant County, Texas Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,023,680
1,485,000	Texas Brazos River Authority, Pollution Control, TXU Electric Company Project, Series C (RB) 5.75%, 05/01/36 (p)	1,485,000
6,500,000	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group LLC Project, Senior Lien (RB) 7.00%, 06/30/20 (c)	7,010,640
2,000,000	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Series A (RB) 5.38%, 02/15/15 (c)	1,882,740
1,000,000	Texas Turnpike Authority, Central Texas Turnpike System, Series A (RB) (AMBAC) 5.75%, 08/15/12 (c)	1,003,160

		28,353,754

Virgin Islands: 0.8%
500,000	Virgin Islands Government Refinery, Hovensa Coker Project (RB) 6.50%, 01/01/13 (c)	475,535
895,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) (FGIC) (NATL) 4.25%, 10/01/16 (c)	796,174
1,000,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB) 6.75%, 10/01/19 (c)	1,066,050

		2,337,759

Virginia: 1.4%
1,450,000	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA) 6.63%, 03/01/21 (c)	1,499,213
1,000,000	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA) 6.88%, 03/01/21 (c)	1,033,500
2,500,000	Tobacco Settlement Financing Corp., Senior Series B-1 (RB) 5.00%, 06/01/17 (c)	1,532,825

		4,065,538

Washington: 1.5%
750,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 6.25%, 07/01/19 (c)	778,073

See Notes to Financial Statements

Principal Amount		Value

Washington: (continued)
$3,650,000	Washington State Housing Finance Commission, Skyline at First Hill Project, Series B (RB) 5.10%, 12/05/11 (c)	$3,476,442

		4,254,515

West Virginia: 1.4%
2,500,000	Ohio County, West Virginia Commission Special District Excise Tax & Improvement, The Highland Project, Series B (RB) 5.63%, 03/01/16 (c)	2,517,325
1,500,000	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB) 6.50%, 10/01/18 (c)	1,468,320

		3,985,645

Wisconsin: 1.7%
3,670,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Services (RB) 5.13%, 08/15/13 (c)	3,335,957
1,500,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Healthcare, Series B (RB) 5.13%, 08/15/16 (c)	1,386,555

		4,722,512

Total Municipal Bonds: 98.1%
(Cost: $269,883,447)		278,329,767
Other assets less liabilities: 1.9%		5,364,947

NET ASSETS: 100.0%		$283,694,714

ACA	Credit Agricole SA
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(a)	Security in default
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. This security may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $382,500, or 0.1% of net assets.

*	Non-income producing
§	Illiquid Security — the aggregate value of illiquid securities is $3,960,000 which represents 1.4% of net assets.

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	3.3%	$9,124,385
Development	13.3	37,048,918
Education	5.3	14,736,835
Facilities	3.1	8,700,378
General Obligation	6.4	17,781,171
Higher Education	3.7	10,426,550
Housing	0.4	1,007,290
Medical	29.5	82,134,685
Nursing Homes	9.9	27,541,960
Pollution	9.8	27,247,720
Power	2.7	7,631,675
Tobacco Settlement	4.5	12,529,385
Transportation	5.5	15,379,913
Utilities	0.6	1,540,530
Water	2.0	5,498,372

	100.0%	$278,329,767

See Notes to Financial Statements

HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

The summary of inputs used to value the Fund’s investments as of October 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Total Municipal Bonds*	$—	$278,329,767	$—	$278,329,767

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.8%
Alaska: 0.1%
$460,000	Alaska Housing Finance Corp., Home Mortgage, Series C (RB) 4.63%, 12/01/18 (c)	$467,144

Arizona: 2.1%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (c)	284,305
430,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 3.00%, 10/01/18	431,329
500,000	Arizona State Certificates of Participation, Department of Administration, Series B (CP) (AGM) 5.00%, 04/01/20 (c)	547,735
500,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County Regional Area Road Fund (RB) 5.00%, 07/01/19 (c)	560,340
500,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/20 (c)	584,480
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/20 (c)	867,967
500,000	Arizona State, Series A (CP) (AGM) 5.00%, 10/01/19	569,570
250,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/18 (c)	292,030
500,000	Arizona Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/18 (c)	569,680
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System (RB) (NATL) 5.00%, 07/01/17 (c)	275,435
250,000	Phoenix, Arizona, Civic Improvement Corp., Wastewater System Senior Lien (RB) 5.50%, 07/01/18 (c)	295,917
250,000	Salt River Project Agricultural Improvement & Power District, Series A (RB) 5.00%, 01/01/19 (c)	278,078
500,000	Salt River Project Agricultural Improvement & Power District, Series B (RB) 5.00%, 12/01/19	602,675

		6,159,541

California: 13.8%
500,000	Bay Area Infrastructure Financing Authority (RB) (FGIC) (NATL) 5.00%, 08/01/14 (c)	533,210
1,050,000	California Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.25%, 11/15/18	1,073,499
500,000	California State (GO) 4.50%, 02/01/17 (c)	509,085
1,000,000	California State (GO) 4.50%, 02/01/17 (c)	1,012,520
75,000	California State (GO) 5.00%, 11/01/15	84,272
500,000	California State (GO) 5.00%, 02/01/17 (c)	557,420
500,000	California State (GO) 5.00%, 10/01/16 (c)	553,520
500,000	California State (GO) 5.25%, 10/01/19 (c)	564,045
500,000	California State Department of Water Resources, Central Valley Project, Series AG (RB) 5.00%, 12/01/19 (c)	562,470
335,000	California State Department of Water Resources, Series H (RB) (AGM) 5.00%, 05/01/17	389,129
1,000,000	California State Department of Water Resources, Series N (RB) 5.00%, 05/01/21	1,180,480
1,000,000	California State Economic Recovery Bonds, Series A (GO) 5.00%, 07/01/16 (c)	1,098,220
300,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB) 5.00%, 10/01/19 (c)	318,492
500,000	California State Public Works Board, Various Capital Projects, Series G-1 (RB) 5.25%, 10/01/17	568,925
500,000	California State Various Purpose (GO) 4.00%, 09/01/20	519,595
1,000,000	California State Various Purpose (GO) (FGIC) (NATL) 5.00%, 06/01/17 (c)	1,057,200
500,000	California State Various Purpose (GO) 5.25%, 03/01/20 (c)	536,905
500,000	California State Veterans Affairs Department, Home Purchase, Series A (RB) 4.25%, 11/30/11 (c)	504,070
500,000	California Water Resources Department Power Supply, Series L (RB) 5.00%, 05/01/18	582,980
1,250,000	California Water Resources Department Power Supply, Series L (RB) 5.00%, 05/01/20 (c)	1,443,325
500,000	Los Angeles County, Metropolitan Transportation Authority, Series A (RB) (AGM) 4.50%, 07/01/16 (c)	521,095

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

California: (continued)
$505,000	Los Angeles County, Metropolitan Transportation Authority, Series A (RB) 5.00%, 07/01/18	$597,647
250,000	Los Angeles Department of Water & Power, Series A-1 (RB) (AMBAC) 5.00%, 07/01/17 (c)	281,668
250,000	Los Angeles Unified School District, Series A-1 (GO) (AGM) 4.50%, 07/01/17 (c)	262,598
500,000	Los Angeles Unified School District, Series A-1 (GO) (NATL) 4.50%, 07/01/17 (c)	509,735
250,000	Los Angeles Unified School District, Series B (GO) (FGIC) 4.75%, 07/01/16 (c)	274,365
500,000	Los Angeles Unified School District, Series E (GO) (AGM) 5.00%, 07/01/17 (c)	565,305
750,000	Los Angeles Unified School District, Series H (GO) (AGM) 5.00%, 07/01/17 (c)	821,400
1,000,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (c)	1,060,820
750,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.00%, 08/15/17	819,900
250,000	Los Angeles, California Convention & Exhibition Center, Series A (RB) 5.13%, 08/15/18 (c)	260,068
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	1,082,990
1,000,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	1,067,790
500,000	Los Angeles, California Municipal Improvement Corp., Police Headquarters Facility & Public Works Building, Series A (RB) (FGIC) (NATL) 5.00%, 01/01/17 (c)	516,485
500,000	Los Angeles, California Unified School District, Series A (GO) (AGM) 4.50%, 07/01/17 (c)	521,540
1,500,000	Los Angeles, California Wastewater System, Series A (RB) 5.75%, 06/01/19 (c)	1,723,980
1,585,000	Palomar Pomerado Health (GO) (NATL) 6.17%, 08/01/27 ^	611,414
1,000,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/22	1,089,440
500,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/24	551,870
500,000	Sacramento City Financing Authority, Master Lease Program Facilities, Series E (RB) (AMBAC) 5.25%, 12/01/26	538,435
400,000	Sacramento City Financing Authority, Series E (RB) (AMBAC) 5.25%, 12/01/25	438,472
500,000	San Diego County Water Authority (RB) 4.50%, 05/01/21 (c)	528,085
500,000	San Diego County Water Authority (RB) 5.00%, 05/01/21 (c)	565,320
250,000	San Diego, California Community College District (GO) (AGM) 5.00%, 08/01/17 (c)	272,063
500,000	San Diego, California Community College District Election of 2002 (GO) (AGM) 5.00%, 05/01/15 (c)	531,235
250,000	San Diego, California Community College District Election of 2006 (GO) (AGM) 5.00%, 08/01/17 (c)	280,963
500,000	San Diego, California Community College District Election of 2006 (GO) (AGM) 5.00%, 08/01/17 (c)	551,830
1,000,000	San Francisco City & County Public Utilities Commission Water Revenue (RB) 5.00%, 11/01/21 (c)	1,142,810
1,250,000	San Francisco City & County Public Utilities Commission Water Revenue (RB) 5.00%, 11/01/21 (c)	1,396,912
500,000	San Francisco, California City & County Airports Commission, Second Series 32G (RB) (FGIC) (NATL) 5.00%, 05/01/16 (c)	533,940
1,000,000	San Francisco, California City & County General Hospital Improvement, Series A (GO) 4.75%, 06/15/19	1,155,140
500,000	San Francisco, California City & County Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (c)	514,485
500,000	San Francisco, California City & Country Public Utilities Commission, Series A (RB) 5.00%, 11/01/19 (c)	548,615
500,000	San Francisco, California City & Country Public Utilities Commission, Series B (RB) 4.00%, 11/01/19 (c)	524,060

See Notes to Financial Statements

Principal Amount		Value

California: (continued)
$1,000,000	San Joaquin County Transportation Authority, Series A (RB) 5.00%, 03/01/21 (c)	$1,099,230
250,000	San Jose, California Redevelopment Agency, Series D (AMBAC) (TA) 5.00%, 08/01/17 (c)	246,670
1,000,000	Southern California Public Power Authority, Canyon Power Project, Series A (RB) 5.25%, 01/01/20 (c)	1,109,020
250,000	University of California Limited Project, Series A (RB) (NATL) 5.00%, 05/15/12 (c)	258,753
500,000	University of California, Series J (RB) (AGM) 4.50%, 05/15/15 (c)	518,450
500,000	University of California, Series Q (RB) 5.00%, 05/15/17 (c)	550,035
1,000,000	Vernon City, California, Electric System Revenue, Series A (RB) 5.13%, 08/01/19 (c)	993,490

		41,087,485

Colorado: 0.4%
670,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	712,558
375,000	Denver Colorado School District No. 1, Series C (GO) (SAW) 5.00%, 12/01/23	451,777

		1,164,335

Connecticut: 0.4%
500,000	Connecticut State Health & Educational Facility Authority, Series I (RB) (NATL) 5.00%, 07/01/17 (c)	532,640
500,000	Connecticut State, Series E (GO) 5.00%, 12/15/16 (c)	574,175

		1,106,815

District of Columbia: 1.0%
850,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	970,802
1,000,000	District of Columbia, Income Tax Secured Revenue, Series A (RB) 5.00%, 06/01/20 (c)	1,115,000
625,000	District of Columbia, Income Tax Secured Revenue, Series B (RB) 5.00%, 12/01/19 (c)	715,994
250,000	Washington D.C. Convention Center Authority, Senior Lien, Series A (RB) (AMBAC) 4.50%, 10/01/16 (c)	253,733

		3,055,529

Florida: 6.4%
250,000	Collier County, Florida School Board (CP) (AGM) 5.00%, 02/15/16 (c)	266,320
475,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 4.25%, 06/01/17	493,140
500,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) (AGM) 5.00%, 06/01/17	544,830
250,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 5.50%, 06/01/17	275,395
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.00%, 06/01/19 (c)	554,885
500,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 4.75%, 06/01/20 (c)	547,720
330,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/20	396,152
1,000,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 4.00%, 06/01/21 (c)	1,023,990
1,500,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/19 (c)	1,721,670
500,000	Florida State Board of Education, Public Education Capital Outlay, Series D (GO) 5.00%, 06/01/19 (c)	572,775
1,000,000	Florida State Department of Environmental Protection, Series A (RB) 5.00%, 07/01/21	1,146,210
225,000	Florida State Department of Environmental Protection, Series A (RB) (AGO) 5.00%, 07/01/17 (c)	248,058
1,600,000	Florida State Department of Environmental Protection, Series B (RB) 5.00%, 07/01/20	1,829,296
1,000,000	Florida State Department of Environmental Protection, Series B (RB) 5.00%, 07/01/21	1,141,390
510,000	Miami-Dade County, Florida Aviation, Series A (RB) 4.88%, 10/01/20 (c)	533,037
250,000	Miami-Dade County, Florida Educational Facilities, Series B (RB) (AMBAC) 5.25%, 04/01/22	279,553

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Florida: (continued)
$500,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC) 5.00%, 08/01/18 (c)	$550,360
500,000	Miami-Dade County, Florida School Board, Series B (CP) (AGO) 5.25%, 05/01/18 (c)	560,610
500,000	Miami-Dade County, Florida Seaport General Obligation, Series C (GO) 5.00%, 10/01/21 (c)	546,125
1,000,000	Miami-Dade County, Florida Seaport General Obligation, Series C (GO) 5.00%, 10/01/21 (c)	1,080,280
250,000	Miami-Dade County, Florida Special Obligation, Capital Asset Acquisition, Series A (RB) (AMBAC) 5.00%, 04/01/17 (c)	262,173
500,000	Miami-Dade County, Florida Water and Sewer System (RB) (AGM) 5.00%, 10/01/20 (c)	549,340
325,000	Miami-Dade County, Florida Water and Sewer System, Series B (RB) (AGM) 5.25%, 10/01/19	382,405
430,000	Orange County, Florida Tourist Development Tax Revenue, Series A (RB) (NATL) 5.00%, 10/01/17 (c)	472,101
500,000	Orlando, Florida Utilities Commission Utility System (RB) 5.00%, 10/01/16 (c)	575,130
250,000	Palm Beach County, Florida School Board, Series A (CP) (AGM) 5.00%, 08/01/15 (c)	264,933
250,000	Polk County, Florida School District (RB) (AGM) 5.00%, 10/01/17	280,780
250,000	Port Saint Lucie, Florida Utility System Refunding and Improvement (RB) (NATL) 5.25%, 09/01/21	284,320
250,000	South Miami Health Facilities Authority, Baptist Health South Florida (RB) 5.00%, 08/15/17 (c)	276,075
500,000	South Miami Health Facilities Authority, Baptist Health South Florida (RB) 5.00%, 08/15/17 (c)	543,025
750,000	Volusia County, Florida Educational Facilities Authority, Embry-Riddle Aeronautical University, Inc. (RB) 5.00%, 10/15/15 (c)	744,037

		18,946,115

Georgia: 3.3%
500,000	Cobb County, Georgia Water & Sewerage Improvement (RB) 3.75%, 07/01/19 (c)	528,290
750,000	DeKalb County, Georgia Hospital Authority (RB) 5.25%, 09/01/20	797,302
250,000	Douglas County School District, Georgia (GO) (AGM) (SAW) 5.00%, 04/01/17 (c)	281,040
400,000	Fulton County, Georgia Development Authority, Series B (RB) 4.50%, 03/15/19 (c)	390,344
500,000	Georgia State, Series B (GO) 5.00%, 04/01/17 (c)	594,055
500,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (c)	608,540
400,000	Georgia State, Series B (GO) 5.00%, 07/01/18 (c)	476,128
500,000	Georgia State, Series B (GO) 5.00%, 01/01/19 (c)	585,050
250,000	Georgia State, Series C (GO) 5.00%, 07/01/17 (c)	289,657
1,000,000	Georgia State, Series C (GO) 5.00%, 07/01/21 (c)	1,215,280
400,000	Gwinnett County Development Authority, Public Schools Project (CP) (NATL) 5.25%, 01/01/21	472,664
550,000	Gwinnett County Development Authority, Public Schools Project (CP) (NATL) 5.25%, 01/01/24	650,028
655,000	Gwinnett County, Georgia School District (GO) 5.00%, 02/01/24	812,704
500,000	Gwinnett County, Georgia School District (GO) 5.00%, 02/01/25 (c)	606,780
1,000,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/18	1,020,700
500,000	Main Street Natural Gas, Inc., Gas Project, Series B (RB) 5.00%, 03/15/20	499,295

		9,827,857

Hawaii: 1.0%
500,000	Hawaii State, Series DK (GO) 5.00%, 05/01/18 (c)	563,325
325,000	Hawaii State, Series DO (GO) 5.00%, 08/01/17	383,646
500,000	Hawaii State, Series DQ (GO) 5.00%, 06/01/19 (c)	572,790
350,000	Honolulu, Hawaii City & County, Series B (GO) 5.00%, 08/01/21 (c)	415,912
500,000	Honolulu, Hawaii City & County, Series B (GO) 5.00%, 12/01/20 (c)	576,365
500,000	Honolulu, Hawaii City & County, Series B (GO) 5.00%, 12/01/20 (c)	571,255

		3,083,293

Illinois: 5.4%
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (AMBAC) 5.00%, 01/01/16 (c)	265,388

See Notes to Financial Statements

Principal Amount		Value

Illinois: (continued)
$500,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) (NATL) 5.25%, 01/01/16 (c)	$525,475
1,000,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	1,093,430
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	540,505
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (AGM) 5.00%, 01/01/17 (c)	534,865
500,000	Chicago O’Hare International Airport, 3rd Lien, Series B (RB) (NATL) 5.25%, 01/01/18	565,840
500,000	Chicago O’Hare International Airport, 3rd Lien, Series C (RB) (AGO) 5.25%, 01/01/20 (c)	547,865
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 4.50%, 01/01/16 (c)	521,155
1,000,000	Chicago, Illinois Project & Refunding, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	1,079,040
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (c)	262,613
500,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (c)	524,240
250,000	Chicago, Illinois Project & Refunding, Series A (GO) (AGM) 5.00%, 01/01/16 (c)	259,873
250,000	Chicago, Illinois Project & Refunding, Series C (GO) 5.00%, 01/01/19 (c)	264,145
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AMBAC) 5.00%, 12/01/16 (c)	271,053
500,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (c)	530,475
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5307-A (RB) (AGO) 5.25%, 06/01/18 (c)	789,982
250,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) (AGO) 5.00%, 06/01/16	274,373
250,000	Chicago, Illinois, Modern School Across Chicago Program, Series B (GO) (AMBAC) 5.00%, 12/01/16 (c)	269,958
475,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	500,327
500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	521,750
1,000,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	1,035,850
500,000	Chicago, Illinois, Series A (GO) (AGM) 5.00%, 01/01/20 (c)	514,135
1,000,000	Illinois Finance Authority (RB) 5.00%, 11/01/19 (c)	1,040,070
1,000,000	Illinois Railsplitter Tobacco Settlement Authority (RB) 5.50%, 06/01/21 (c)	1,051,630
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/19	550,780
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/20 (c)	535,935
500,000	Illinois State, Series B (GO) 5.25%, 01/01/18	561,640
500,000	Illinois State, Series B (GO) 5.25%, 01/01/21	549,530
395,000	Kendall, Kane & Will Counties, Illinois Community Unit School District No. 308, Capital Appreciation School (GO) (AGM) 5.61%, 02/01/26 ^	183,126

		16,165,048

Indiana: 1.2%
250,000	Delaware County, Indiana Hospital, Cardinal Health System Obligation Group (RB) 5.00%, 08/01/16 (c)	250,085
825,000	Indiana Finance Authority Health System Revenue, Series C (RB) 5.25%, 11/01/18 (c)	889,465
750,000	Indiana Finance Authority Highway Revenue, Series A (RB) (FGIC) (NATL) 4.50%, 12/01/16 (c)	787,447
500,000	Indiana State Finance Authority Revolving Fund Program, Series B (RB) 5.00%, 02/01/17 (c)	570,835
1,000,000	Indianapolis Local Public Improvement Bond Bank, Series B-1 (RB) 5.00%, 01/15/20 (c)	1,134,280

		3,632,112

Iowa: 0.4%
1,000,000	Iowa Finance Authority (RB) 5.00%, 08/01/19 (c)	1,166,570

Kentucky: 2.1%
1,535,000	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System Obligated, Series A (RB) 5.63%, 08/15/18 (c)	1,660,839
250,000	Kentucky State Property & Buildings Commission, Project No. 89 (RB) (AGM) 5.00%, 11/01/18 (c)	269,868
555,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.00%, 11/01/18 (c)	626,806

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Kentucky: (continued)
$250,000	Kentucky State Property & Buildings Commission, Project No. 90 (RB) 5.75%, 11/01/18 (c)	$297,952
500,000	Kentucky State Property & Buildings Commission, Project No. 93 (RB) (AGO) 5.25%, 02/01/19 (c)	557,570
750,000	Kentucky Turnpike Authority, Economic Development Road Revitalization Projects, Series B (RB) 4.40%, 07/01/16 (c)	804,787
1,300,000	Lexington Fayette Urban County Government Public Facilities Corp. (RB) 5.25%, 06/01/21 (c)	1,397,136
500,000	Louisville & Jefferson County, Kentucky Metropolitan Sewer District, Series A (RB) 5.00%, 11/15/21 (c)	558,060

		6,173,018

Louisiana: 0.3%
250,000	Louisiana State General Obligation, Series B (GO) 5.00%, 07/15/16 (c)	288,455
500,000	Louisiana State General Obligation, Series B (RB) 5.00%, 05/01/20 (c)	551,995

		840,450

Maryland: 1.1%
250,000	Maryland State & Local Facilities Loan, Second Series A (GO) 5.00%, 08/15/17 (c)	286,057
425,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.00%, 08/15/19 (c)	465,728
500,000	Maryland State & Local Facilities Loan, Second Series B (GO) 4.50%, 03/15/19 (c)	557,620
500,000	Maryland State Department of Transportation (RB) 4.00%, 05/15/19 (c)	541,905
250,000	Maryland State Department of Transportation, Second Issue (RB) 5.00%, 09/01/18 (c)	288,490
750,000	Maryland, Washington Suburban Sanitary District, Consolidated Public Improvement (GO) 4.13%, 06/01/18 (c)	831,165
250,000	Montgomery County, Maryland Construction Public Improvement, Series A (GO) 5.00%, 05/01/17 (c)	297,727

		3,268,692

Massachusetts: 2.9%
500,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.25%, 07/01/27	604,780
1,000,000	Massachusetts Commonwealth General Obligation, Series A (GO) 5.00%, 04/01/21 (c)	1,120,210
500,000	Massachusetts Development Finance Agency, Brandeis University, Series O-2 (RB) 5.00%, 10/01/19 (c)	535,705
1,000,000	Massachusetts Development Finance Agency, Partners Health Care System Issue, Series K (RB) 5.00%, 01/18/18 (p)	1,150,350
460,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 4.50%, 01/01/19	485,314
460,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.15%, 01/01/20 (c)	472,613
500,000	Massachusetts Educational Financing Authority, Education Loan, Issue I, Series A (RB) 5.50%, 01/01/20 (c)	548,835
500,000	Massachusetts General Obligation Refunding, Series B (GO) (AGM) 5.25%, 09/01/23	618,050
500,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series A (RB) (AMBAC) 4.50%, 08/15/17 (c)	532,690
250,000	Massachusetts State Health & Education Facilities Authority, Boston Medical Center, Series B (RB) 4.75%, 07/01/18 (c)	239,165
600,000	Massachusetts State Health & Education Facilities Authority, Harvard University, Series A (RB) 5.00%, 12/15/19 (c)	692,400
475,000	Massachusetts State Water Pollution Abatement, Pool Program, Series 12 (RB) 4.35%, 08/01/16 (c)	502,925
1,000,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM) 5.25%, 08/01/27	1,210,400

		8,713,437

Michigan: 1.3%
245,000	Dearborn, Michigan School District (GO) (FGIC) (NATL) (Q-SBLF) 5.00%, 05/01/17	277,472
250,000	Detroit City School District, Series A (GO) (AGM) (Q-SBLF) 5.00%, 05/01/15 (c)	256,030
500,000	Detroit, Michigan Water Supply System, Senior Lien, Series D (RB) (AGM) 5.00%, 07/01/16 (c)	514,825
1,000,000	Michigan Municipal Board Authority Clean Water Revolving Fund (RB) 4.63%, 10/01/17 (c)	1,054,110

See Notes to Financial Statements

Principal Amount		Value

Michigan: (continued)
$250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.61%, 10/15/16 (c) ^	$190,680
250,000	Michigan State Building Authority, Series 1A (RB) (FGIC) (NATL) 4.52%, 10/15/16 (c) ^	179,408
500,000	Michigan State Strategic Fund Limited, Series A (RB) (AGO) 5.25%, 10/15/18 (c)	549,675
715,000	Wayne County Airport Authority (RB) (FGIC) (NATL) 5.00%, 12/01/17 (c)	757,571

		3,779,771

Minnesota: 1.1%
750,000	Minnesota Agricultural & Economic Development Board, Series C-1 (RB) (AGO) 5.50%, 02/15/20 (c)	833,640
1,185,000	Minnesota Public Facilities Authority Series C (RB) 3.25%, 03/01/20 (c)	1,212,812
500,000	Minnesota State, Various Purpose Refunding, Series F (GO) 4.00%, 08/01/19	570,245
500,000	St. Louis Park City, Minnesota Health Care Facilities, Park Nicollet Health Services, Series C (RB) 5.50%, 07/01/17	558,270

		3,174,967

Missouri: 2.5%
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (c)	533,400
500,000	Jackson County, Missouri Special Obligation, Harry S. Truman Sports Complex (RB) (AMBAC) 5.00%, 12/01/16 (c)	526,750
505,000	Kansas City Industrial Development Authority (RB) 5.50%, 09/01/21 (c)	551,011
250,000	Kansas City, Missouri Municipal Assistance Corp. (RB) (FGIC) (NATL) 5.00%, 04/15/18	286,532
1,500,000	Kansas City, Missouri Water Refunding & Improvement Revenue Bonds, Series A (RB) (BHAC) 5.00%, 12/01/18 (c)	1,756,710
500,000	Missouri Joint Municipal Electric Utility Commission (RB) (NATL) 5.00%, 01/01/16 (c)	509,550
1,000,000	Missouri State Board of Public Buildings, Series A (RB) 1.00%, 10/01/19 (c)	612,670
1,250,000	Missouri State Board of Public Buildings, Series A (RB) 4.00%, 10/01/19 (c)	1,380,025
1,000,000	Missouri State Highways and Transportation Commission, Senior Lien (RB) 5.00%, 02/01/17 (c)	1,152,940

		7,309,588

Nebraska: 0.4%
1,000,000	Douglas County School District, Nebraska (GO) 4.00%, 04/01/20 (c)	1,093,280

Nevada: 1.7%
520,000	Clark County Airport System Subordinate Lien, Series C (RB) (AGM) 5.00%, 07/01/19 (c)	552,583
500,000	Clark County Airport System, Senior Series D (RB) 5.00%, 01/01/20 (c)	535,575
500,000	Clark County School District, Series A (GO) 5.00%, 06/15/18 (c)	551,700
1,000,000	Clark County School District, Series A (GO) (FGIC) (NATL) 5.00%, 06/15/17 (c)	1,114,180
500,000	Clark County School District, Series A (GO) (FGIC) (NATL) 5.00%, 06/15/17 (c)	538,765
250,000	Clark County School District, Series B (GO) 5.00%, 12/15/17 (c)	266,085
500,000	Clark County School District, Series B (GO) 5.00%, 12/15/17 (c)	525,760
500,000	Clark County School District, Series C (GO) (AGM) 5.00%, 12/15/15 (c)	537,635
500,000	Clark County, Nevada, Series A (GO) 4.00%, 12/01/19 (c)	526,445

		5,148,728

New Hampshire: 0.4%
1,000,000	New Hampshire State General Obligation Refunding, Series A (GO) 5.00%, 07/01/20 (c)	1,203,940

New Jersey: 4.1%
1,000,000	New Jersey Economic Development Authority, School Facilities Construction Refunding, Series GG (RB) 5.25%, 03/01/21 (c)	1,075,490
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	552,745
500,000	New Jersey State (GO) 4.00%, 06/01/19 (c)	521,580
500,000	New Jersey State (GO) 5.00%, 06/01/19 (c)	579,065
500,000	New Jersey State (GO) 5.00%, 06/01/19 (c)	604,980

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New Jersey: (continued)
$500,000	New Jersey State Educational Facilities Authority, Kean University, Series A (RB) 5.00%, 09/01/19 (c)	$536,770
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/20	571,550
1,000,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	1,103,340
500,000	New Jersey State Turnpike Authority, Series A (RB) (AGM) 5.25%, 01/01/26	575,245
300,000	New Jersey State Turnpike Authority, Series H (RB) 5.00%, 01/01/19 (c)	334,506
1,000,000	New Jersey State, Series Q (GO) 5.00%, 08/15/20	1,178,740
1,000,000	New Jersey State, Series S (GO) 5.00%, 08/15/19	1,181,220
520,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/15/16	581,875
1,000,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.25%, 12/15/22	1,138,220
880,000	Newark, New Jersey Qualified General Improvement, Series A (GO) (SAW) 4.00%, 10/01/20 (c)	896,509
980,000	Tobacco Settlement Financing Corp., Senior Series A-1 (RB) 4.50%, 06/01/17 (c)	889,801

		12,321,636

New Mexico: 1.3%
500,000	Albuquerque, New Mexico Municipal School District No. 12, Series A (GO) (SAW) 5.00%, 08/01/19 (c)	592,910
1,500,000	Albuquerque, New Mexico Municipal School District No. 12, Series A (GO) (SAW) 5.00%, 08/01/19 (c)	1,765,950
1,000,000	New Mexico Finance Authority State Transportation, Senior Lien, Series A (RB) 5.00%, 12/15/16 (c)	1,082,340
260,000	New Mexico Finance Authority State Transportation, Senior Lien, Series B (RB) 5.00%, 06/15/21	313,030

		3,754,230

New York: 19.4%
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.00%, 05/01/19	577,555
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW) 5.00%, 05/01/21 (c)	555,445
500,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) 5.25%, 05/01/19 (c)	554,460
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM) 5.75%, 05/01/17 (c)	286,632
250,000	Erie County New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (AGM) 5.75%, 05/01/18 (c)	288,225
500,000	Long Island Power Authority, Electric System, Series E (RB) (FGIC) (NATL) 5.00%, 12/01/16 (c)	568,710
400,000	Long Island Power Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/01/16 (c)	431,840
475,000	Nassau County Interim Finance Authority, Series A (RB) 4.50%, 05/15/19 (c)	510,117
1,000,000	Nassau County Interim Finance Authority, Series A (RB) 5.00%, 05/15/19 (c)	1,150,680
850,000	Nassau County, New York General Improvement, Series C (GO) 4.00%, 10/01/20 (c)	871,131
250,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 5.63%, 06/15/18 (c)	295,525
1,000,000	New York City Transitional Finance Authority (RB) 5.00%, 11/01/20	1,190,500
725,000	New York City Transitional Finance Authority (RB) 5.00%, 11/01/21 (c)	833,199
250,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (c)	271,638
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 01/15/18 (c)	539,140
500,000	New York City Transitional Finance Authority, Building Aid, Series S-1 (RB) (SAW) 5.00%, 01/15/18 (c)	534,260

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$500,000	New York City Transitional Finance Authority, Building Aid, Series S-2 (RB) (SAW) 4.00%, 07/15/21 (c)	$508,025
400,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB) 5.00%, 05/01/17 (c)	463,048
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D (RB) 5.00%, 05/01/20 (c)	1,129,780
500,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 05/01/17 (c)	554,850
500,000	New York City Transitional Finance Authority, Series D (RB) 5.00%, 05/01/20 (c)	574,900
600,000	New York City Transitional Finance Authority, Series S-1 (RB) (FGIC) (NATL) (SAW) 5.00%, 01/15/17 (c)	672,072
275,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.25%, 01/15/19 (c)	302,805
500,000	New York City, Series A-1 (GO) 5.00%, 08/01/17	585,740
500,000	New York City, Series B (GO) 5.00%, 08/01/17	585,740
550,000	New York City, Series B (GO) 5.00%, 08/01/21 (c)	640,805
250,000	New York City, Series C (GO) 5.00%, 08/01/19 (c)	285,612
250,000	New York City, Series D-1 (GO) 5.13%, 12/01/17 (c)	284,067
500,000	New York City, Series E (GO) 5.00%, 08/01/20 (c)	558,850
1,000,000	New York City, Series E (GO) 5.00%, 08/01/19 (c)	1,113,130
500,000	New York City, Series E (GO) 5.00%, 08/01/19 (c)	552,610
500,000	New York City, Series G (GO) 5.00%, 08/01/17 (c)	566,485
375,000	New York City, Series G (GO) 5.00%, 08/01/17 (c)	421,020
250,000	New York City, Series I-1 (GO) 5.00%, 04/01/16 (c)	282,075
500,000	New York City, Series J-1 (GO) 5.00%, 05/15/19 (c)	569,505
500,000	New York City, Sub Series C-1 (GO) 5.00%, 10/01/17 (c)	563,010
250,000	New York City, Sub Series F-1 (GO) (XLCA) 5.00%, 09/01/15 (c)	275,748
500,000	New York City, Sub Series J-1 (GO) 5.00%, 06/01/16 (c)	571,420
500,000	New York City, Sub Series L-1 (GO) 5.00%, 04/01/18 (c)	555,760
475,000	New York Local Government Assistant Corp., Series A (RB) 4.00%, 04/01/20 (c)	506,065
250,000	New York State Dormitory Authority Non State Supported Debt School, District Financing Program, Series A (RB) (AGM) 5.25%, 10/01/17	286,372
500,000	New York State Dormitory Authority, State Consolidating Service Contract, Series A (RB) 5.00%, 07/01/19 (c)	553,535
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 12/15/17	592,590
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/18	591,055
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (c)	574,090
295,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/18 (c)	323,043
500,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/21 (c)	573,195
500,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 02/15/18	591,055
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/18 (c)	1,119,400
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/16	577,285
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/18	592,860
1,625,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 08/15/21 (c)	1,867,482
250,000	New York State Dormitory Authority, State Personal Income Tax, Series F (RB) (AMBAC) 5.00%, 03/15/15 (c)	270,558

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New York: (continued)
$250,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series A (RB) 4.75%, 06/15/16 (c)	$266,833
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series A (RB) 5.00%, 06/15/18 (c)	547,025
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series B (RB) 4.50%, 06/15/17 (c)	531,045
500,000	New York State Environmental Facilities Corp., State Clean Water, New York City, Municipal Water Finance Authority Projects, Series B (RB) 5.00%, 06/15/16 (c)	544,370
500,000	New York State General Obligation, Series A (GO) 3.50%, 02/15/21 (c)	517,235
500,000	New York State Municipal Bond Bank Agency, Series C (RB) (AGO) 5.00%, 02/15/17	567,315
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC) 4.25%, 04/01/16 (c)	541,980
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (FGIC) (NATL) 5.00%, 10/01/15 (c)	283,420
350,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/18 (c)	390,974
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/18 (c)	1,111,520
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) (AMBAC) 5.00%, 04/01/16 (c)	270,400
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/20 (c)	1,160,580
250,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/21 (c)	292,290
1,000,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB) 5.00%, 10/01/18 (c)	1,110,130
500,000	New York State Thruway Authority, Series H (RB) (NATL) 5.00%, 01/01/18 (c)	561,835
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 03/15/19	593,595
1,000,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 03/15/21	1,191,020
525,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.00%, 09/15/18 (c)	571,006
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 03/15/19 (c)	567,480
500,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 09/15/17 (c)	554,975
1,000,000	New York State Thruway Authority, State Personal Income Tax (Transportation) Series A (RB) 5.25%, 09/15/17 (c)	1,100,950
510,000	New York State Urban Development Corp., Service Contract, Series D (RB) 5.50%, 01/01/19	604,222
1,000,000	New York State Urban Development Corp., State Personal Income, Economic Development & Housing, Series A-1 (RB) 5.00%, 12/15/16	1,166,380
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 3.00%, 12/15/16	534,255
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 12/15/17	592,590
500,000	New York State Urban Development Corp., State Personal Income, Series C (RB) 5.00%, 12/15/18	596,835
500,000	New York State, Series A (GO) 3.00%, 03/01/17	532,180
1,000,000	New York State, Series A (GO) 3.00%, 03/01/19	1,045,560
1,050,000	New York State, Series A (GO) 4.00%, 02/15/21 (c)	1,087,044

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$500,000	New York Triborough Bridge and Tunnel Authority, Series D (RB) 5.00%, 11/15/18 (c)	$545,095
500,000	Oyster Bay, New York Public Improvement (GO) 3.50%, 08/15/17 (c)	512,365
1,000,000	Suffolk County, New York Public Improvement Series A (GO) 4.00%, 05/15/19 (c)	1,019,560
1,000,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19	1,119,010
500,000	Suffolk County, New York Public Improvement Series C (GO) 4.00%, 10/15/19 (c)	520,385
3,000,000	Triborough Bridge & Tunnel Authority (RB) 5.00%, 01/01/22 (c)	3,414,900

		57,661,058

North Carolina: 0.2%
500,000	North Carolina State Capital Improvement Limited Obligation Bonds, Series A (RB) 4.50%, 05/01/20 (c)	522,985

Ohio: 2.2%
1,000,000	Columbus Ohio Various Purpose, Series A (GO) 5.00%, 07/01/21 (c)	1,191,590
250,000	Columbus, Ohio City School District (GO) (AGM) 4.75%, 12/01/16 (c)	267,298
450,000	Columbus, Ohio State (GO) 4.25%, 09/01/17 (c)	480,352
900,000	Columbus, Ohio State (GO) 5.00%, 12/15/16 (c)	1,044,459
1,500,000	Hamilton County, Ohio Sales Tax, Subordinate Series A (RB) (AMBAC) 5.00%, 12/01/16 (c)	1,624,110
530,000	Kent State University, Series B (RB) (AGO) 5.00%, 05/01/19 (c)	577,997
250,000	Ohio State Major New State Infrastructure Project, Series 2008-1 (RB) 6.00%, 06/15/17	302,722
450,000	Ohio State, Series A (GO) 4.00%, 08/01/18	505,903
500,000	Ohio State, Series C (GO) 4.25%, 08/01/22	553,150

		6,547,581

Oklahoma: 0.3%
250,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 06/01/18 (c)	283,470
500,000	Grand River Dam Authority, Series A (RB) (BHAC) 5.00%, 06/01/18 (c)	556,440

		839,910

Oregon: 2.0%
1,000,000	Marion & Polk Counties, Oregon Salem-Keizer School District No. 24J, Deferred Interest, Series B (GO) (SBG) 4.26%, 06/15/22 ^	683,260
500,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.00%, 04/01/19 (c)	568,845
750,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) (AGM) 5.00%, 04/01/17 (c)	819,292
1,000,000	Oregon Administrative Services, Oregon State Lottery, Series A (RB) 5.25%, 04/01/19 (c)	1,142,780
250,000	Port Portland, Oregon International Airport, Series 19 (RB) 5.25%, 07/01/18 (c)	270,533
500,000	Portland, Oregon Community College District (GO) 5.00%, 06/15/19 (c)	587,325
475,000	Portland, Oregon Sewer System, Series A (RB) 4.25%, 03/01/20 (c)	508,321
575,000	Portland, Oregon Sewer System, Series A (RB) 5.00%, 03/01/20 (c)	632,454
675,000	Portland, Oregon Sewer System, Series B (RB) (AGM) 5.00%, 06/15/18 (c)	752,449

		5,965,259

Pennsylvania: 2.9%
500,000	Allegheny County, Pennsylvania Airport Authority, Series B (RB) (AGM) 5.00%, 01/01/18 (c)	524,810
500,000	Allegheny County, Pennsylvania Hospital Development Authority, University of Pittsburgh Medical Center, Series A (RB) 5.00%, 09/01/17	570,875
250,000	Easton, Pennsylvania Area School District (GO) (AGM) (SAW) 7.50%, 04/01/16 (c)	299,235
250,000	Pennsylvania Economic Development Financing Authority, Health System, Albert Einstein Healthcare, Series A (RB) 6.25%, 10/15/19 (c)	262,098
500,000	Pennsylvania Higher Educational Facilities Authority, Series AM (RB) 4.00%, 06/15/21 (c)	511,620
500,000	Pennsylvania State, First Series A (GO) 5.00%, 02/15/19	598,560
250,000	Pennsylvania State, Second Refunding Series (GO) 5.00%, 07/01/19	300,072
500,000	Pennsylvania State, Second Series (GO) 5.00%, 04/15/18	596,010
500,000	Pennsylvania State, Second Series (GO) 5.00%, 01/01/16 (c)	550,340

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Pennsylvania: (continued)
$1,000,000	Pennsylvania State, Second Series B (GO) 5.00%, 05/01/18	$1,191,930
1,000,000	Philadelphia City, Series A (GO) (AGM) 5.00%, 08/01/17 (c)	1,108,670
1,500,000	Philadelphia, Pennsylvania School District, Series C (GO) (SAW) 5.00%, 09/01/17	1,657,560
500,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (AMBAC) 4.50%, 08/01/17 (c)	512,950

		8,684,730

Puerto Rico: 2.9%
500,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.00%, 07/01/16	544,540
500,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17	547,055
300,000	Puerto Rico Electric Power Authority, Series TT (RB) 5.00%, 07/01/17 (c)	315,048
500,000	Puerto Rico Electric Power Authority, Series VV (RB) (FGIC) (NATL) 5.25%, 07/01/24	538,370
1,150,000	Puerto Rico Electric Power Authority, Series VV (RB) (AGM) 5.25%, 07/01/27	1,246,117
1,000,000	Puerto Rico Electric Power Authority, Series ZZ (RB) 5.25%, 07/01/20 (c)	1,045,210
500,000	Puerto Rico Highways & Transportation Authority, Series N (RB) 5.50%, 07/01/21	530,340
500,000	Puerto Rico Housing Finance Authority, Capital Fund Modernization Program (RB) 5.13%, 12/01/18 (c)	520,900
250,000	Puerto Rico Municipal Finance Agency, Series A (GO) (AGM) 5.00%, 08/01/15 (c)	257,110
300,000	Puerto Rico Municipal Finance Agency, Series A (GO) 5.25%, 08/01/15 (c)	304,965
1,050,000	Puerto Rico of Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/18 (c)	1,059,996
500,000	Puerto Rico of Commonwealth, Public Improvement, Series A (GO) (AGM) 5.50%, 07/01/21 (c)	534,750
500,000	Puerto Rico Public Buildings Authority, Government Facilities, Series P (RB) (COMWLTH GTD) 5.75%, 07/01/18	549,160
500,000	University of Puerto Rico, Series P (RB) 5.00%, 06/01/16	529,505

		8,523,066

Rhode Island: 0.6%
370,000	Rhode Island Economic Development Corp (RB) (AGO) 5.25%, 06/15/19	429,577
955,000	Rhode Island Economic Development Corp., Transportation Department, Series A (RB) (AGO) 5.25%, 06/15/19 (c)	1,091,231
250,000	Rhode Island State & Providence Plantations, Consolidated Capital Development Loan, Series C (GO) (NATL) 5.00%, 11/15/16 (c)	268,958

		1,789,766

South Carolina: 1.4%
1,000,000	Richland County School District No 1/SC (GO) 4.00%, 09/01/21 (c)	1,088,980
500,000	Richland County School District No 1/SC (GO) 4.00%, 09/01/21 (c)	507,295
500,000	Richland County School District No 1/SC (GO) 5.00%, 09/01/21 (c)	573,540
625,000	South Carolina State Economic Development, Series A (GO) 2.00%, 04/01/20 (c)	569,531
1,000,000	South Carolina State Economic Development, Series A (GO) 4.00%, 04/01/20 (c)	1,112,330
250,000	South Carolina State Public Service Authority, Series B (RB) (NATL) 5.00%, 01/01/16 (c)	273,820

		4,125,496

Tennessee: 0.7%
500,000	Metropolitan Government of Nashville & Davidson County (GO) 5.00%, 01/01/18 (c)	575,570
500,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/17	516,415
250,000	Tennessee Energy Acquisition Corp., Series A (RB) 5.25%, 09/01/23	249,110
645,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/21	635,112

		1,976,207

Texas: 5.0%
250,000	EL Paso, Texas Hospital District, Series A (GO) (AGO) 5.00%, 08/15/18 (c)	281,288
1,000,000	Harris County, Texas Permanent Improvement Series A (GO) 5.00%, 10/01/20 (c)	1,109,910
750,000	Harris County, Texas Permanent Improvement Series B (GO) 5.00%, 10/01/19	902,910

See Notes to Financial Statements

Principal Amount		Value

Texas: (continued)
$250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/17 (c)	$282,463
500,000	Houston, Texas Independent School District, Series B (GO) 4.50%, 02/15/17 (c)	524,645
1,000,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (c)	1,141,950
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.00%, 03/01/19 (c)	553,875
250,000	Leander Independent School District (GO) 4.85%, 08/15/16 (c) ^	150,350
425,000	Lewisville Independent School District (GO) 5.00%, 02/15/19 (c)	485,898
250,000	North East Independent School District, Series A (GO) 5.00%, 08/01/17 (c)	294,512
500,000	North Texas Tollway Authority, System Revenue, Series A (RB) (NATL) 5.13%, 01/01/18 (c)	523,470
500,000	North Texas Tollway Authority, System Revenue, Series A (RB) 6.25%, 02/01/20 (c)	524,540
750,000	San Antonio, Texas Electric & Gas Systems (RB) 5.00%, 02/01/17 (c)	819,592
5,000	San Antonio, Texas Electric & Gas Systems, Junior Lien (RB) 5.00%, 02/01/15 (c)	5,649
500,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.25%, 02/01/19 (c)	582,290
750,000	San Antonio, Texas Electric & Gas Systems, Series A (RB) 5.25%, 02/01/19 (c)	863,325
500,000	San Antonio, Texas Electric & Gas Systems, Series D (RB) 5.00%, 02/01/18	591,815
250,000	Tarrant County, Texas Cultural Educational Facilities Finance Corp., Texas Health Resources (RB) 5.00%, 02/15/17 (c)	262,880
500,000	Tarrant Regional Water District (RB) (FGIC) (NATL) 4.45%, 03/01/16 (c)	531,920
225,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/18	231,851
500,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply, Senior Lien Series A (RB) 5.25%, 12/15/19	505,900
500,000	Texas Public Finance Authority (GO) 5.00%, 10/01/21 (c)	569,075
250,000	Texas State University System Financing (RB) 5.25%, 03/15/18 (c)	281,138
500,000	Texas Transportation Commission, Mobility Fund, Series A (GO) 5.00%, 04/01/17 (c)	551,955
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/17 (c)	283,610
250,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/16 (c)	285,945
500,000	Texas Water Development Board, Subordinate Lien, Series B (RB) 5.00%, 07/15/17 (c)	581,000
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.00%, 02/15/20 (c)	576,405
500,000	University of Texas, Revenue Financing System, Series A (RB) 5.25%, 08/15/18 (c)	570,540

		14,870,701

Utah: 0.4%
500,000	Utah State, Series A (GO) 5.00%, 07/01/21 (c)	594,395
500,000	Utah State, Series A (GO) 5.00%, 07/01/21 (c)	588,820
250,000	Utah Transportation Authority Sales Tax Revenue, Series A (RB) (NATL) 5.54%, 06/15/17 (c) ^	164,293

		1,347,508

Virginia: 1.1%
500,000	Virginia College Building Authority, 21st Century College & Equipment Programs Educational Facilities, Series A (RB) 5.00%, 02/01/19	599,560
500,000	Virginia Commonwealth Transportation Board (RB) 4.00%, 05/15/21 (c)	510,340
250,000	Virginia Resources Authority Clean Water Revolving Fund (RB) 5.00%, 10/01/17 (c)	295,127
500,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 4.50%, 08/01/16 (c)	525,680
200,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (c)	228,938
250,000	Virginia State Public Building Authority, Public Facilities, Series B (RB) 5.00%, 08/01/19 (c)	283,942
500,000	Virginia State Public Building Authority, School Financing, Series B (RB) (AGM) 4.50%, 08/01/16 (c)	525,455

See Notes to Financial Statements

INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Virginia: (continued)
$230,000	Virginia State Public Building Authority, School Financing, Series B (RB) (SAW) 5.00%, 08/01/19 (c)	$269,719

		3,238,761

Washington: 4.1%
350,000	King County Washington Bellevue School District No. 401 (GO) (SBG) 4.38%, 06/01/21 (c)	376,502
400,000	King County Washington Highline School District No. 401 (GO) (AGM) (SBG) 5.25%, 12/01/16 (c)	444,476
250,000	King County Washington Highline School District No. 411 (GO) (AGM) (SBG) 5.00%, 06/01/17 (c)	284,285
500,000	King County, Washington Public Hospital District No. 1, Series A (GO) (AGO) 5.25%, 06/01/18 (c)	558,155
1,000,000	Northwest Washington, Columbia Generating Electric Station, Series A (RB) 5.00%, 07/01/21	1,194,410
250,000	Port Seattle, Washington, Series A (RB) (AMBAC) 5.00%, 10/01/16 (c)	280,555
500,000	State of Washington (GO) 5.00%, 07/01/20	598,510
500,000	University of Washington General Revenue (RB) 5.00%, 04/01/21 (c)	568,705
1,000,000	University of Washington General Revenue (RB) 5.00%, 04/01/21 (c)	1,127,910
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AGM) 5.00%, 07/01/16 (c)	562,865
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AMBAC) 5.00%, 07/01/17 (c)	564,180
500,000	Washington State Motor Vehicle Fuel Tax, Series B (GO) (AGM) 5.00%, 07/01/16 (c)	548,425
1,000,000	Washington State Various Purpose, Series C (GO) 5.00%, 01/01/18 (c)	1,132,740
200,000	Washington State, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	221,608
500,000	Washington State, Various Purpose, Series A (GO) (AMBAC) 5.00%, 01/01/17 (c)	566,630
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/19 (c)	590,460
1,000,000	Washington State, Various Purpose, Series A (GO) 5.00%, 01/01/21 (c)	1,135,960
500,000	Washington State, Various Purpose, Series A (GO) 5.00%, 07/01/18 (c)	566,405
250,000	Washington State, Various Purpose, Series C (GO) 5.00%, 02/01/17	292,590
500,000	Washington State, Various Purpose, Series C (GO) 5.00%, 01/01/18 (c)	561,835

		12,177,206

West Virginia: 0.4%
225,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.13%, 09/01/19 (c)	234,027
500,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center, Hospital Revenue & Improvement, Series A (RB) 5.50%, 09/01/14 (c)	510,045
500,000	West Virginia, School Building Authority, Excess Lottery, Series A (RB) 5.00%, 07/01/18 (c)	537,125

		1,281,197

Wisconsin: 0.5%
250,000	Wisconsin State Health & Educational Facilities Authority, Wheaton Franciscan Health Care System (RB) 5.25%, 08/15/16 (c)	264,360
25,000	Wisconsin State Transportation, Series A (RB) (AGM) 5.25%, 07/01/16	29,266
775,000	Wisconsin State, General Annual Appropriation, Series A (RB) 5.00%, 05/01/19	908,974
250,000	Wisconsin State, Series C (GO) 5.00%, 05/01/18 (c)	282,453

		1,485,053

Total Municipal Bonds
(Cost: $284,547,058)		293,680,065

Number of Shares

MONEY MARKET FUND: 0.0%
(Cost: $98,566)
98,566	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	98,566

Total Investments: 98.8%
(Cost: $284,645,624)		293,778,631
Other assets less liabilities: 1.2%		3,434,935

NET ASSETS: 100.0%		$297,213,566

See Notes to Financial Statements

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	2.7%	$7,781,417
Bond Bank	0.6	1,701,595
Development	1.6	4,821,451
Education	5.8	16,897,177
Facilities	7.4	21,573,857
General Obligation	33.2	97,510,632
Higher Education	6.5	19,079,508
Medical	3.1	9,212,823
Multi Family Housing	0.2	520,900
Pollution	0.6	1,889,273
Power	6.1	17,903,575
School District	7.7	22,672,598
Single Family Housing	0.3	971,214
Student Loan	0.5	1,506,762
Tobacco Settlement	0.7	1,941,431
Transportation	12.0	35,308,472
Utilities	2.9	8,549,816
Water	8.1	23,837,564
Money Market Fund	0.0	98,566

	100.0%	$293,778,631

The summary of inputs used to value the Fund’s investments as of October 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$293,680,065	$—	$293,680,065
Money Market Fund	98,566	—	—	98,566

Total	$98,566	$293,680,065	$—	$293,778,631

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 99.2%
Alabama: 0.9%
$500,000	Birmingham, Alabama Capital Improvement and Refunding, Series A (GO) (AMBAC) 4.50%, 12/01/16 (c)	$503,820

Alaska: 0.4%
225,000	Alaska State Housing Corp. Home Mortgage, Series A (RB) 5.00%, 12/01/18 (c)	229,871

Arizona: 2.5%
250,000	Arizona Health Facilities Authority, Series D (RB) 5.50%, 01/01/18 (c)	259,355
250,000	Mesa, Arizona Industrial Development Authority, Clark County Detention Facility Project (RB) 5.00%, 03/01/18 (c)	250,250
250,000	Mesa, Arizona Utility System, Second Series (RB) (FGIC) (NATL) 4.50%, 07/01/17 (c)	256,903
250,000	Salt Verde Financial Corp. (RB) 5.00%, 12/01/32	230,983
500,000	Salt Verde Financial Corp. (RB) 5.00%, 12/01/37	453,380

		1,450,871

California: 15.7%
500,000	Anaheim, California Public Financing Authority, Electricity Distribution Facilities (RB) (NATL) 4.50%, 04/01/17 (c)	504,285
500,000	Antelope Valley-East Kern Water Agency, Series A-1 (CP) (FGIC) (NATL) 4.38%, 06/01/17 (c)	470,980
1,000,000	California State (GO) 4.50%, 02/01/17 (c)	978,860
250,000	California State (GO) 4.88%, 12/01/17 (c)	251,100
500,000	California State University Systemwide, Series A (RB) (AGM) 5.00%, 05/01/18 (c)	511,680
500,000	California State Various Purpose (GO) 5.00%, 09/01/21 (c)	516,040
500,000	California State Various Purpose (GO) 5.00%, 06/01/17 (c)	501,425
500,000	California State Various Purpose (GO) 5.50%, 11/01/19 (c)	526,400
375,000	California State Various Purpose (GO) 5.75%, 04/01/19 (c)	411,172
255,000	Chabot-Los Positas, California Community College District, Series B (GO) (AMBAC) 5.00%, 08/01/16 (c)	260,375
250,000	Desert Community College District, Election of 2004, Series C (GO) (AGM) 5.00%, 08/01/17 (c)	255,868
250,000	Eastern Municipal Water District, California Water & Sewer, Series H (CP) 5.00%, 07/01/18 (c)	258,420
250,000	Grossmont-Cuyamaca, California Community College District, Election 2002, Series C (GO) (AGO) 5.79%, 08/01/30 ^	80,520
1,000,000	Kern Community College, Safety, Repair & Improvement District (GO) (AGM) 6.19%, 11/01/30 ^	310,110
250,000	Los Angeles, California Community College District, Election of 2001, Series A (GO) (FGIC) (NATL) 5.00%, 08/01/17 (c)	260,617
250,000	Los Angeles, California Community College District, Election of 2001, Series E-1 (GO) 5.00%, 08/01/18 (c)	261,475
500,000	Los Angeles, California Unified School District, Series B (GO) (AMBAC) 4.50%, 07/01/17 (c)	503,450
350,000	Los Angeles, California Wastewater System, Series A (RB) 5.00%, 06/01/20 (c)	379,155
500,000	M-S-R Energy Authority, Series C (RB) 6.50%, 11/01/39	568,655
250,000	Sacramento, California Sanitation District Financing Authority (RB) (FGIC) (NATL) 5.00%, 06/01/16 (c)	258,662
250,000	San Francisco, California Bay Area Rapid Transportation District, Series A (RB) (NATL) 5.00%, 07/01/15 (c)	258,595
250,000	Santa Clara Valley, California Water Distribution, Series A (CP) (NATL) 5.00%, 06/01/17 (c)	258,587
250,000	Ventura County, California Community College District, Election 2002, Series B (GO) (NATL) 5.00%, 08/01/15 (c)	264,752
250,000	West Valley Mission Community College District, Election 2004, Series A (GO) (AGM) 5.00%, 08/01/16 (c)	259,925
250,000	William S. Hart, California High School District, Election 2001, Series B (GO) (AGM) 6.38%, 09/01/28 ^	90,430

		9,201,538

Colorado: 2.1%
250,000	Adams County, Colorado FHA Insured Mortgage-Platte Valley Medical Center (RB) (FHA) (NATL) 5.00%, 08/01/15 (c)	250,573
1,000,000	Colorado Health Facilities Authority, Sister of Charity of Leavenworth Health System, Series A (RB) 5.00%, 01/01/20 (c)	985,070

		1,235,643

See Notes to Financial Statements

Principal Amount		Value

District of Columbia: 3.0%
$750,000	District of Columbia, Children’s Hospital Obligated Group (RB) (AGM) 5.25%, 07/15/18 (c)	$757,950
500,000	District of Columbia, National Public Radio, Inc. Issue (RB) 5.00%, 04/01/20 (c)	526,270
500,000	District of Columbia, Series A (GO) (FGIC) (NATL) 4.50%, 06/01/17 (c)	492,510

		1,776,730

Florida: 8.3%
500,000	Broward County, Florida Educational Facilities Authority, Nova Southeastern University Project (RB) (AGO) 5.00%, 04/01/16 (c)	510,080
500,000	Collier County, Florida, Industrial Development Authority (RB) 6.25%, 04/01/21 (c)	523,120
250,000	Jacksonville, Florida Better Jacksonville Sales Tax Revenue (RB) 5.00%, 10/01/18 (c)	255,555
250,000	Miami-Dade County, Florida Building Better Communities Program, Series A (GO) (AGO) 5.00%, 07/01/18 (c)	262,242
250,000	Miami-Dade County, Florida Expressway Authority (RB) (AMBAC) 5.00%, 07/01/16 (c)	251,843
500,000	Miami-Dade County, Florida Miami International Airport, Series B (RB) (AGM) 5.00%, 10/01/18 (c)	504,340
250,000	Miami-Dade County, Florida School Board, Series A (CP) (FGIC) (NATL) 5.00%, 05/01/17 (c)	252,750
350,000	Palm Beach County, Florida Public Improvement (RB) 5.00%, 05/01/18 (c)	367,192
900,000	Palm Beach County, Florida Public Improvement, Series 2 (RB) 5.38%, 11/01/18 (c)	995,076
500,000	South Miami Health Facilities Authority (RB) 5.00%, 08/15/17 (c)	502,455
250,000	University of Central Florida Convocation Corp., Series A (CP) (FGIC) (NATL) 5.00%, 10/01/15 (c)	226,388
250,000	University of Northern Florida Financing Corp. (RB) (FGIC) (NATL) 5.00%, 11/01/17 (c)	258,095

		4,909,136

Georgia: 3.3%
500,000	Carroll City-County Hospital Authority (RB) 4.25%, 07/01/20 (c)	480,030
375,000	Columbus Medical Center Hospital Authority, Regional Healthcare System (RB) (AGM) 5.00%, 08/01/20 (c)	379,207
500,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.25%, 02/15/15 (c)	496,065
325,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A (RB) 5.50%, 02/15/20 (c)	326,687
250,000	Gainesville City & Hall County, Georgia Hospital Authority, Northeast Georgia Health System, Inc. Project, Series B (RB) 5.25%, 02/15/20 (c)	252,825

		1,934,814

Hawaii: 1.8%
1,000,000	State of Hawaii, Department of Budget and Finance (RB) 6.50%, 07/01/19 (c)	1,068,830

Illinois: 4.4%
500,000	Chicago, Illinois Project and Refunding, Series C (GO) (NATL) 5.00%, 01/01/18 (c)	505,780
500,000	Illinois Finance Authority, Chicago University (RB) 5.00%, 07/01/17 (c)	518,155
750,000	Illinois Finance Authority, Chicago University Medical Center, Series C (RB) 5.50%, 02/15/21 (c)	789,472
500,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (c)	506,845
250,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.75%, 11/15/17 (c)	252,783

		2,573,035

Indiana: 3.6%
275,000	Indiana Finance Authority, Educational Facilities, Marian University Project (RB) 6.38%, 09/15/21 (c)	276,471
500,000	Indiana Finance Authority, King’s Daughters’ Hospital & Health Services (RB) 5.50%, 08/15/20 (c)	460,125
250,000	Indiana Health & Educational Facility Financing Authority, Senior Series B-5 (RB) 5.00%, 11/15/16 (c)	253,883
350,000	Indiana Health & Educational Facility Financing Authority, Series A (RB) 5.00%, 11/15/16 (c)	354,025

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Indiana: (continued)
$700,000	Indianapolis Local Public Improvement, Waterworks Project, Series A (RB) (AGO) 5.50%, 01/01/19 (c)	$752,150

		2,096,654

Kansas: 0.5%
250,000	Kansas State Development Finance Authority, Hospital Revenue- Adventist Health System/Sunbelt Obligated Group, Series C (RB) 5.75%, 11/15/14 (c)	271,042

Kentucky: 2.3%
1,000,000	Kentucky Economic Development Finance Authority Hospital, Baptist Healthcare System Obligated, Series A (RB) 5.38%, 08/15/18 (c)	1,110,890
250,000	Louisville & Jefferson County, Kentucky Metro Government Health, Jewish Hospital & Saint Mary’s Health Care (RB) 6.13%, 02/01/18 (c)	258,273

		1,369,163

Louisiana: 1.5%
250,000	Louisiana Public Facilities Authority, 19th Judicial District Court (RB) (FGIC) (NATL) 5.38%, 06/01/17 (c)	261,552
400,000	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Series A (RB) 5.25%, 05/15/17 (c)	376,560
250,000	Saint John, Louisiana Marathon Oil Corp. Project, Series A (RB) 5.13%, 06/01/17 (c)	244,930

		883,042

Maryland: 0.9%
500,000	Maryland State Health & Higher Educational Facilities Authority, Johns Hopkins University, Series A (RB) 5.25%, 07/01/18 (c)	544,125

Massachusetts: 3.9%
250,000	Massachusetts Development Finance Agency, Boston College Issue, Series P (RB) 5.00%, 07/01/17 (c)	259,970
750,000	Massachusetts Development Finance Agency, Harvard University Issue, Series B (RB) 5.25%, 02/01/21 (c)	847,800
150,000	Massachusetts State Consolidated Loan, Series B (GO) 5.00%, 07/01/19 (c)	169,734
500,000	Massachusetts State Water Resource Authority, Series A (RB) (AGM) 4.50%, 02/01/17 (c)	506,730
500,000	Metropolitan Boston Transit Parking Corp., Systemwide Senior Lien Parking (RB) 5.25%, 07/01/21 (c)	527,485

		2,311,719

Michigan: 1.5%
250,000	Detroit, Michigan Water Supply System, Senior Lien, Series C (RB) (AGM) 5.00%, 07/01/16 (c)	248,348
500,000	Lansing, Michigan Board of Water & Light, Utility System, Series A (RB) 5.00%, 07/01/21 (c)	530,245
250,000	Michigan State Building Authority, Series IA (RB) (FGIC) (NATL) 5.15%, 10/15/16 (c) ^	103,008

		881,601

Missouri: 1.2%
250,000	Missouri State Health & Educational Facilities, Series A (RB) 5.00%, 06/01/18 (c)	255,898
460,000	Missouri State Health & Educational Facilities, Series A (RB) 5.50%, 11/15/18 (c)	475,691

		731,589

Montana: 0.9%
500,000	Montana Facility Finance Authority, Sisters of Charity of Leavenworth Health System (RB) 4.75%, 01/01/20 (c)	503,670

New Jersey: 2.8%
500,000	New Jersey Economic Development Authority - School Facilities, Series U (RB) (AMBAC) 5.00%, 09/01/17 (c)	513,690
915,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.90%, 12/15/28 ^	356,704
1,000,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.88%, 12/15/33 ^	273,420
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) (AGO) 5.50%, 12/15/18 (c)	532,640

		1,676,454

New York: 12.5%
125,000	Hudson Yards Infrastructure Corp. New York, Series A (RB) 5.00%, 02/15/17 (c)	123,966
250,000	Metropolitan Transportation Authority, New York Dedicated Tax Fund, Series B (RB) 5.00%, 11/15/19 (c)	263,340
250,000	New York City Industrial Development Agency - Yankee Stadium (RB) (NATL) 5.00%, 09/01/16 (c)	246,178

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$500,000	New York City Municipal Water Finance Authority (RB) 5.00%, 06/15/20 (c)	$540,280
500,000	New York City Municipal Water Finance Authority, Water & Sewer System, Series DD (RB) 4.50%, 06/15/18 (c)	515,560
250,000	New York City Refunding, Series G (GO) 5.00%, 12/01/14 (c)	259,660
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.50%, 01/15/18 (c)	247,328
500,000	New York City Transitional Finance Authority, Future Tax Secured Series D-1 (RB) 5.13%, 02/01/21 (c)	539,870
750,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 5.13%, 01/15/20 (c)	756,187
500,000	New York Liberty Development Corp., Bank of America Tower at One Bryant Park Project, Second Priority Liberty (RB) 6.38%, 01/15/20 (c)	518,495
500,000	New York Liberty Development Corp., Goldman Sachs Headquarters (RB) 5.25%, 10/01/35	510,270
500,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 07/01/18 (c)	542,030
250,000	New York State Dormitory Authority, FIT Student Housing Corp. (RB) (FGIC) (NATL) 5.25%, 07/01/29	253,440
250,000	New York State Dormitory Authority, Non State Supported Debt, Hudson Valley Hospital Center (RB) (AGM) (FHA) 5.00%, 08/15/17 (c)	257,828
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 09/15/16 (c)	527,775
795,000	Port Authority of New York & New Jersey, Series 163 (RB) 4.25%, 07/15/20 (c)	770,586
500,000	Troy, New York Capital Resource Corp., Rensselaer Polytechnic Institute Project, Series A (RB) 5.13%, 09/01/20 (c)	498,840

		7,371,633

North Carolina: 1.1%
250,000	Charlotte, North Carolina NASCAR Hall of Fame Facilities, Series C (CP) 5.00%, 06/01/19 (c)	259,405
250,000	Charlotte, North Carolina Water & Sewer System, Series A (RB) 5.00%, 07/01/16 (c)	266,652
100,000	Lafayette, Louisiana Utilities Revenue (RB) 4.75%, 11/01/20 (c)	102,576

		628,633

Ohio: 1.2%
750,000	Butler County, Ohio Hospital Facilities (RB) 5.50%, 11/01/20 (c)	728,842

Oklahoma: 1.3%
250,000	Oklahoma Development Finance Authority, St. John Health System (RB) 5.00%, 02/15/17 (c)	251,248
500,000	Tulsa County, Oklahoma Industrial Authority, St. Francis Health System (RB) 4.60%, 12/15/16 (c)	501,335

		752,583

Oregon: 0.7%
800,000	Marion & Polk Counties, Oregon Salem-Keizer School District No.24, Series B (GO) (SBG) 4.82%, 06/15/28 ^	390,056

Pennsylvania: 1.8%
325,000	Delaware River Port Authority, Series D (RB) 5.00%, 01/01/20 (c)	329,764
250,000	Pennsylvania State Higher Education (RB) (NATL) 4.50%, 04/01/16 (c)	248,525
250,000	Pennsylvania State Turnpike Commission, Sub-Series A (RB) (AGO) 5.00%, 06/01/19 (c)	256,810
250,000	Pennsylvania State Turnpike Commission, Sub-Series B (RB) 5.25%, 06/01/19 (c)	255,950

		1,091,049

Puerto Rico: 0.5%
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series A (RB) (AMBAC) 6.93%, 07/01/43 ^	27,203
250,000	Puerto Rico Electric Power Authority, Series VV (RB) (NATL) 5.25%, 07/01/29	259,645

		286,848

South Carolina: 1.3%
250,000	Kershaw County, South Carolina Public School Foundation (RB) (FGIC) 5.00%, 12/01/16 (c)	251,885
500,000	South Carolina Transportation Infrastructure Bank, Series B (RB) (AMBAC) 4.50%, 10/01/16 (c)	502,825

		754,710

See Notes to Financial Statements

LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Tennessee: 0.8%
$425,000	Rutherford County, Tennessee Health & Educational Facilities Board, Ascension Health Senior Credit Group, Series C (RB) 5.00%, 11/15/19 (c)	$445,906

Texas: 9.0%
250,000	Alamo, Texas Community College District (GO) (FGIC) (NATL) 4.50%, 08/15/17 (c)	257,685
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) (AMBAC) 5.00%, 12/01/16 (c)	263,847
250,000	Dallas, Texas Area Rapid Transportation, Senior Lien (RB) 5.25%, 12/01/18 (c)	265,920
250,000	Dallas, Texas Waterworks & Sewer System Improvement (RB) (AGM) 5.00%, 10/01/15 (c)	262,282
250,000	El Paso County, Texas Hospital District, Series A (GO) (AGO) 5.00%, 08/15/18 (c)	272,142
500,000	El Paso, Texas Independent School District, School Building (GO) 5.00%, 08/15/17 (c)	539,205
625,000	Houston, Texas Combine Utility System, First Lien, Series D (RB) 5.00%, 11/15/21 (c)	665,587
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series A (RB) 5.00%, 05/15/20 (c)	537,710
500,000	Houston, Texas Higher Education Finance Corp., Rice University Project, Series B (RB) 4.50%, 11/15/17 (c)	507,915
500,000	Houston, Texas Public Improvement Refunding, Series A (GO) 5.38%, 03/01/18 (c)	537,490
500,000	North Texas Thruway Authority (RB) (AGO) 6.69%, 01/01/36 ^	122,700
250,000	Prosper, Texas Independent School District, School Building (GO) 5.00%, 02/15/17 (c)	264,470
225,000	Texas A&M University, Permanent University, Series A (RB) 5.25%, 07/01/25 (c)	266,647
250,000	Texas Transportation Commission, Mobility Fund, Series A (GO) 4.75%, 04/01/15 (c)	255,755
250,000	Waco Texas Education Finance Corp., Baylor University, Series C (RB) 5.00%, 03/01/18 (c)	263,270

		5,282,625

Virginia: 3.1%
750,000	Virginia College Building Authority, Liberty University (RB) 5.00%, 03/01/20 (c)	790,140
195,000	Virginia College Building Authority, Regent University (RB) 5.00%, 06/01/16 (c)	174,693
320,000	Virginia College Building Authority, Series A (RB) (SAW) 4.50%, 09/01/17 (c)	334,320
500,000	Virginia Small Business Financing Authority, Sentara Health Care Facilities (RB) 5.00%, 05/01/20 (c)	524,320

		1,823,473

Washington: 4.4%
300,000	NJB Properties Lease, King County Washington Project, Series A (RB) 5.00%, 12/01/16 (c)	312,114
250,000	Seattle, Washington Solid Waste Revenue & Refunding (RB) (NATL) 5.00%, 02/01/17 (c)	262,310
250,000	Seattle, Washington Water System Improvement & Refunding (RB) 5.00%, 02/01/18 (c)	270,130
500,000	Snohomish County, Washington Limited Tax, Series A (GO) 4.00%, 06/01/20 (c)	480,675
700,000	University of Washington, General Revenue & Refunding Bonds, 2011-A (RB) 5.00%, 04/01/21 (c)	757,281
500,000	Washington Health Care Facilities Authority, Providence Health & Services, Series A (RB) 5.00%, 04/01/20 (c)	505,110

		2,587,620

Total Municipal Bonds: 99.2%
(Cost: $55,851,033)		58,297,325
Other assets less liabilities: 0.8%		464,031

NET ASSETS: 100.0%		$58,761,356

See Notes to Financial Statements

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Association
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.9%	$504,340
Bond Bank	1.3	752,150
Development	7.7	4,494,720
Education	1.3	731,811
Facilities	6.0	3,520,049
General Obligation	22.1	12,888,687
Higher Education	13.3	7,779,049
Medical	19.4	11,312,147
Nursing Homes	2.2	1,277,783
Pollution	0.4	262,310
Power	2.3	1,332,585
School District	3.1	1,787,611
Single Family Housing	0.4	229,871
Transportation	8.9	5,218,634
Utilities	3.2	1,850,666
Water	7.5	4,354,912

	100.0%	$58,297,325

The summary of inputs used to value the Fund’s investments as of October 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Total Municipal Bonds*	$—	$58,297,325	$—	$58,297,325

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.3%
Alabama: 2.2%
$250,000	Birmingham, Alabama Waterworks & Sewer Board, Series B (RB) (NATL) 5.00%, 01/01/13 (c)	$263,368
500,000	Birmingham, Alabama, Series B (GO) (AMBAC) 5.00%, 12/01/12 (c)	525,155

		788,523

Arizona: 3.9%
1,000,000	Arizona School Facilities Board, Series A (CP) (NATL) 5.25%, 03/01/13 (c)	1,064,430
150,000	Arizona School Facilities Board, Series B (CP) (FGIC) 5.25%, 09/01/13 (c)	163,091
125,000	Arizona School Facilities Board, State School Improvement (RB) 5.25%, 07/01/12 (c)	129,151

		1,356,672

California: 13.5%
875,000	California State (GO) 5.13%, 02/01/14 (c)	962,719
530,000	City of Palm Springs CA (CP) 3.05%, 04/15/21 ^	407,909
350,000	Clovis California Unified School District, Election 2004-Series A (GO) (FGIC) (NATL) 3.95%, 08/01/19 ^	292,071
500,000	Foothill/Eastern Transportation Corridor Agency California, Senior Lien Series A (RB) 3.53%, 01/01/20 ^	410,215
250,000	Los Angeles Unified School District, Election 2002-Series A (GO) (AGM) 5.25%, 07/01/13 (c)	270,052
450,000	Los Angeles Unified School District, Election 2002-Series A (GO) (NATL) 5.38%, 07/01/13 (c)	487,026
500,000	Los Angeles, California, Series A (GO) (NATL) 5.00%, 09/01/13 (c)	541,360
465,000	Orange County, California Water District Revenue, Series B (CP) (NATL) 5.00%, 08/15/13 (c)	554,922
250,000	Sacramento County, California Sanitation District Financing Authority, Series A (RB) (AMBAC) 5.00%, 12/01/14 (c)	282,430
500,000	Southern California Tobacco Securitization Authority, Asset Backed, Series B (RB) 6.00%, 06/01/12 (c)	516,530

		4,725,234

Florida: 1.6%
275,000	Hillsborough County, Florida Junior Lien Capital Improvement Program Refunding Revenue (RB) (FGIC) (NATL) 5.00%, 08/01/16	322,080
250,000	Orange County, Florida Tourist Development Tax Revenue (RB) (AMBAC) 5.50%, 04/01/12 (c)	255,443

		577,523

Georgia: 0.8%
250,000	Georgia State, Series D (GO) 5.00%, 07/01/14 (c)	278,852

Hawaii: 0.4%
150,000	Hawaii State Series CZ (GO) (AGM) 5.25%, 07/01/12 (c)	154,931

Illinois: 16.5%
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Greater Chicago (GO) 5.00%, 12/01/16 (c)	589,535
500,000	Chicago, Illinois Metropolitan Water Reclamation District, Series C (GO) 5.38%, 12/01/12 (c)	527,170
1,750,000	Illinois State Toll Highway Authority (RB) (AGM) 5.00%, 07/01/16 (c)	2,048,812
750,000	Illinois State Toll Highway Authority, Senior Priority Series A-1 (RB) (AGM) 5.00%, 07/01/16 (c)	878,062
1,500,000	Illinois State Toll Highway Authority, Senior Priority Series A-2 (RB) (AGM) 5.00%, 07/01/16 (c)	1,756,125

		5,799,704

Kentucky: 0.8%
250,000	Kentucky State Property & Buildings Commission, No. 85 (RB) (AGM) 5.00%, 08/01/15 (c)	286,957

Maryland: 1.6%
500,000	Maryland State & Local Facilities Loan, Capital Improvement, First Series A (GO) 5.00%, 02/15/15 (c)	567,390

Massachusetts: 6.3%
500,000	Commonwealth of Massachusetts (GO) (AGM) 5.50%, 11/01/15	588,535
650,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15 (c)	743,990
250,000	Massachusetts State Consolidated Loan, Series C (GO) 5.00%, 09/01/15 (c)	287,765
500,000	Massachusetts State Water Resources Authority, Series A (RB) 6.50%, 07/15/19	603,595

		2,223,885

Michigan: 6.7%
450,000	Detroit, Michigan City School District, Wayne County School Building & Site Improvement, Series A (GO) (AGM) (Q-SBLF) 5.50%, 05/01/12 (c)	461,781

See Notes to Financial Statements

Principal Amount		Value

Michigan: (continued)
$250,000	Detroit, Michigan Sewer Disposal, Senior Lien Series A (RB) (AGM) 5.00%, 07/01/13 (c)	$268,585
500,000	Detroit, Michigan Water Supply System Revenue, Second Lien-Series B (RB) (NATL) 5.25%, 07/01/13 (c)	539,235
1,000,000	Michigan State Hospital Finance Authority Hospital Revenue, Series A (RB) 5.50%, 03/01/13	1,067,050

		2,336,651

Minnesota: 0.7%
250,000	Minneapolis, Minnesota Health Care System, Series A (RB) 5.75%, 11/15/12 (c)	264,128

Nevada: 1.3%
410,000	Clark County, Nevada School District, Series D (GO) (NATL) 5.00%, 12/15/13 (c)	448,704

New Jersey: 19.4%
500,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/01/13 (c)	547,600
250,000	Garden State Preservation Trust, Open Space & Farmland Preservation, Series A (RB) (AGM) 5.25%, 11/01/13 (c)	273,800
375,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) 5.00%, 06/15/13 (c)	402,450
350,000	New Jersey Economic Development Authority, School Facilities Construction, Series F (RB) (FGIC) 5.25%, 06/15/13 (c)	377,030
585,000	New Jersey Economic Development Authority, School Facilities Construction, Series G (RB) ( NATL) 5.00%, 09/01/13 (c)	633,391
1,000,000	New Jersey Economic Development Authority, School Facilities Construction, Series I (RB) 5.25%, 09/01/14 (c)	1,128,070
500,000	New Jersey State Transportation Trust Fund Authority, Series A (RB) 5.75%, 06/15/15	584,730
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/15 (c)	575,870
500,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (FGIC) 5.25%, 06/15/15 (c)	575,870
600,000	New Jersey State Transportation Trust Fund Authority, Series D (RB) (AMBAC) 5.00%, 06/15/15 (c)	685,722
1,000,000	New Jersey Tobacco Settlement Financing Corp., Asset Backed (RB) 6.13%, 06/01/12 (c)	1,033,780

		6,818,313

New York: 1.8%
285,000	New York Metropolitan Transportation Authority, Dedicated Tax, Series A (RB) (NATL) 6.00%, 04/01/20	359,590
250,000	New York Metropolitan Transportation Authority, Transit Facilities Service Contract, Series 8 (RB) 5.38%, 07/01/13 (c)	270,570

		630,160

North Carolina: 3.3%
100,000	Charlotte-Mecklenburg Hospital Authority, North Carolina Health Care, Series A (RB) 5.00%, 01/15/15 (c)	112,971
1,000,000	North Carolina Capital Facilities Finance Agency, Duke University Project, Series A (RB) 5.25%, 10/01/12 (c)	1,045,280

		1,158,251

Ohio: 3.7%
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.00%, 12/01/13 (c)	546,340
500,000	Cincinnati, Ohio City School District Classroom Facilities Construction & Improvement (GO) (AGM) 5.25%, 12/01/13 (c)	548,920
185,000	Ohio State Water Development Authority, Fresh Water Improvement (RB) 5.00%, 06/01/14 (c)	205,689

		1,300,949

Oregon: 0.7%
250,000	Oregon State Department Transportation Highway User Tax, Series A (RB) 5.13%, 11/15/12 (c)	262,515

Pennsylvania: 3.8%
500,000	Pennsylvania State Public School Building Authority, Philadelphia School District (RB) (AGM) (SAW) 5.00%, 06/01/13 (c)	535,725
500,000	Philadelphia, Pennsylvania School District, Series B (GO) (FGIC) (SAW) 5.63%, 08/01/12 (c)	519,895
250,000	Philadelphia, Pennsylvania Water & Wastewater, Series A (RB) (FGIC) 5.25%, 11/01/12 (c)	262,355

		1,317,975

See Notes to Financial Statements

PRE-REFUNDED MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Puerto Rico: 2.9%
$955,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) 5.00%, 07/01/13 (c)	$1,027,656

South Carolina: 1.0%
325,000	Greenville, South Carolina, Building Equity Sooner For Tomorrow, Installment Purchase (RB) 6.00%, 12/01/12 (c)	348,085

Tennessee: 0.8%
250,000	City of Memphis, Tennessee Electric System, Series A (RB) (NATL) 5.00%, 12/01/13 (c)	273,170

Texas: 1.5%
250,000	Dallas, Texas Waterworks & Sewer System (RB) 5.00%, 10/01/13 (c)	271,620
250,000	Harris County, Texas Senior Lien-Toll Road (RB) (AGM) 5.38%, 08/15/12 (c)	259,980

		531,600

Utah: 1.6%
250,000	Utah State, Series A (GO) 5.25%, 07/01/12 (c)	258,303
250,000	Utah Transit Authority, Sales Tax Revenue, Series B (RB) (AGM) 4.75%, 12/15/15 (c)	287,825

		546,128

Wisconsin: 1.5%
500,000	Wisconsin State Transportation, Series 1 (RB) (AMBAC) 5.75%, 07/01/12 (c)	518,085

Total Municipal Bonds
(Cost: $33,835,049)		34,542,041

Number of Shares

MONEY MARKET FUND: 0.3%
(Cost: $86,932)
86,932	Dreyfus Tax Exempt Cash Management Fund - Class B Shares	86,932

Total Investments: 98.6%
(Cost: $33,921,981)		34,628,973
Other assets less liabilities: 1.4%		497,392

NET ASSETS: 100.0%		$35,126,365

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SAW	State Aid Withholding
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Development	2.4%	$821,400
Education	8.7	3,018,177
Facilities	1.6	542,400
General Obligation	21.9	7,594,282
Higher Education	3.3	1,158,251
Medical	3.8	1,331,178
Power	0.8	273,170
School District	15.4	5,338,035
Tobacco Settlement	4.5	1,550,310
Transportation	29.5	10,217,961
Water	7.8	2,696,877
Money Market Fund	0.3	86,932

	100.0%	$34,628,973

The summary of inputs used to value the Fund’s investments as of October 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Municipal Bonds*	$—	$34,542,041	$—	$34,542,041
Money Market Fund	86,932	—	—	86,932

Total	$86,932	$34,542,041	$—	$34,628,973

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2011 (unaudited)

Principal Amount		Value

MUNICIPAL BONDS: 98.9%
Alabama: 0.5%
$500,000	Alabama State Public School & College Authority, Capital Improvement Bond (RB) 5.00%, 12/01/15	$572,380

Arizona: 2.9%
500,000	Arizona State Salt River Project Agricultural Improvement & Power District, Series B (RB) 4.00%, 01/01/16	553,430
250,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/14	277,450
750,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/15	852,352
455,000	Arizona State Transportation Board Excise Tax Revenue, Maricopa County, Regional Area Road Fund (RB) 5.00%, 07/01/17	534,630
575,000	Arizona State Water Infrastructure Finance Authority, Series A (RB) 5.00%, 10/01/14	645,236
305,000	Maricopa County, Arizona Community College District, Series C (GO) 4.00%, 07/01/14	330,141

		3,193,239

California: 14.1%
250,000	Alameda, California Corridor Transportation Authority, Sub Lien, Series A (RB) (AMBAC) 5.43%, 10/01/13 ^	232,735
250,000	California State (GO) 5.00%, 11/01/13	270,370
600,000	California State (GO) 5.00%, 03/01/14	652,032
250,000	California State (GO) 5.00%, 08/01/14	275,140
500,000	California State (GO) 5.00%, 10/01/15	560,760
175,000	California State (GO) 5.00%, 11/01/15	196,634
500,000	California State (GO) 5.00%, 03/01/16	559,670
1,250,000	California State Department of Water Resources (RB) 5.00%, 05/01/16	1,438,287
1,100,000	California State Department of Water Resources, Series H (RB) (AGM) 5.00%, 05/01/17	1,277,738
750,000	California State Department of Water Resources, Series M (RB) 5.00%, 05/01/16	861,915
550,000	California State Economic Recovery, Series A (GO) 5.00%, 07/01/16	629,926
925,000	California State Economic Recovery, Series B (GO) 5.00%, 07/01/14 (p)	1,025,529
305,000	California State University Systemwide, Series A (RB) (AGM) 5.00%, 11/01/13	326,646
700,000	California Statewide Communities Development Authority (RB) 4.00%, 06/15/13	733,705
1,250,000	California Statewide Communities Development Authority (RB) 5.00%, 06/15/13	1,330,175
500,000	California Statewide Communities Development Authority, Series A (RB) 5.00%, 04/01/13	530,720
500,000	Los Angeles County Public Works Financing Authority (RB) 5.00%, 08/01/14	545,740
600,000	Los Angeles County Public Works Financing Authority (RB) (FGIC) (NATL) 5.00%, 09/01/14	648,540
250,000	Los Angeles, California Public Works Financing Authority, Regional Park & Open Space District, Series A (RB) (NATL) (SA) 5.00%, 10/01/13	268,980
500,000	Los Angeles, California Unified School District, Information Technology Projects, Series A (CP) (AMBAC) 5.00%, 10/01/15	548,835
1,000,000	Los Angeles, California Unified School District, Series B (GO) (AGM) 5.00%, 07/01/16	1,144,360
500,000	Los Angeles, California Unified School District, Series KY (GO) 5.00%, 07/01/15	566,695
500,000	Regents of University of California Medical Center, Series D (RB) 5.00%, 05/15/14	546,740
500,000	Riverside County, California State Public Safety Communication Project, Series A (CP) (AMBAC) 5.00%, 11/01/14	540,810

		15,712,682

Colorado: 0.7%
750,000	Colorado Health Facilities Authority, The Evangelical Lutheran and Good Samaritan Society Project, Series B (RB) 5.00%, 12/01/14 (p)	805,200

Connecticut: 4.1%
500,000	Connecticut State Economic Recovery, Series A (GO) 4.00%, 01/01/14	535,885
260,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/13	273,497
700,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/14	765,233

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Connecticut: (continued)
$500,000	Connecticut State Economic Recovery, Series A (GO) 5.00%, 01/01/16	$576,445
850,000	Connecticut State Transportation Infrastructure, Series A (RB) 5.00%, 12/01/17	1,006,995
250,000	Connecticut State, Series B (GO) 5.00%, 05/01/14	276,470
500,000	Connecticut State, Series B (GO) 5.00%, 05/01/15	568,330
500,000	Connecticut State, Series C (GO) 5.25%, 11/01/15	580,660

		4,583,515

Delaware: 0.2%
250,000	Delaware State, Series A (GO) 5.00%, 01/01/14	273,980

District of Columbia: 0.2%
250,000	Washington D.C. Convention Center Authority Dedicated Tax, Senior Lien, Series A (RB) (AMBAC) 5.00%, 10/01/12	258,418

Florida: 5.2%
250,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 03/01/12	253,485
500,000	Citizens Property Insurance Corp., Senior Secured High Risk Account - A (RB) (NATL) 5.00%, 03/01/14	530,410
1,050,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/15	1,187,791
260,000	City of Jacksonville, Florida, Series A (RB) 5.00%, 10/01/16	298,407
510,000	Florida Citizens Property Insurance Corp., High Risk Account, Senior Secured A-1 (RB) 5.50%, 06/01/17	561,806
1,000,000	Florida Hurricane Catastrophe Fund Finance Corp., Series A (RB) 5.00%, 07/01/15	1,091,310
250,000	Florida State Board of Education Lottery, Series A (RB) (AMBAC) 5.00%, 07/01/13	267,808
475,000	Florida State Board of Education Lottery, Series E (RB) 5.00%, 07/01/16	541,286
250,000	Florida State Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/15	283,357
250,000	Hillsborough County, Florida Community Investment Tax (RB) (AMBAC) 5.00%, 11/01/13	269,493
250,000	Hillsborough County, Florida Industrial Development (RB) (AMBAC) 5.00%, 03/15/12 (p)	254,058
250,000	Miami-Dade County, Florida School Board, Series A (CP) (AMBAC) 5.00%, 08/01/12	256,940

		5,796,151

Georgia: 1.0%
250,000	Augusta, Georgia Water & Sewerage Refunding (RB) (AGM) 5.00%, 10/01/13	271,020
750,000	Georgia State, Series B (GO) 5.00%, 10/01/14	843,697

		1,114,717

Hawaii: 1.1%
375,000	Hawaii State, Series DJ (GO) (AMBAC) 5.00%, 04/01/15	424,909
750,000	Honolulu, Hawaii City and County, Series B (GO) (FSA) 5.25%, 07/01/14	836,430

		1,261,339

Illinois: 7.8%
250,000	Chicago O’Hare International Airport, 3rd Lien, Series A (RB) 5.00%, 01/01/17	279,052
750,000	Chicago, Illinois Transit Authority, Capital Grant Receipts, Section 5309 (RB) 5.00%, 06/01/14	807,030
250,000	Chicago, Illinois, Board of Education, Series D (GO) (AGM) 5.00%, 12/01/13	266,028
100,000	Chicago, Illinois, Housing Authority, Capital Refunding (RB) (AGM) 5.00%, 07/01/13	105,465
125,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/14	133,411
250,000	Chicago, Illinois, O’Hare International Airport, Passenger Facility Charge, Series A (RB) (AGM) 5.00%, 01/01/15	270,698
800,000	Chicago, Illinois, Transportation Authority, Capital Grant (RB) (AMBAC) 5.00%, 06/01/13	843,232
500,000	Illinois Finance Authority, Resurrection Health Care Corp. (RB) 5.25%, 05/15/15	527,135
500,000	Illinois State (GO) 5.00%, 01/01/15	547,970
500,000	Illinois State (GO) (AGM) 5.00%, 01/01/15	548,295
1,000,000	Illinois State (GO) 5.00%, 01/01/16	1,105,270
500,000	Illinois State Sales Tax, Junior Lien (RB) 3.00%, 06/15/16	521,940
500,000	Illinois State, Series A (GO) 3.50%, 09/01/12	510,065
500,000	Illinois State, Series A (GO) 3.50%, 09/01/14	526,295

See Notes to Financial Statements

Principal Amount		Value

Illinois: (continued)
$500,000	Illinois State, Series A (GO) 3.50%, 09/01/15	$527,305
250,000	Illinois State, Series A (GO) 5.00%, 06/01/13	264,438
500,000	Illinois State, Series A (GO) 5.00%, 06/01/16	555,345
300,000	Illinois State, Series B (GO) 5.00%, 01/01/13	312,993
50,000	Illinois State, Series B (GO) 5.00%, 01/01/15	54,797

		8,706,764

Louisiana: 0.3%
300,000	Louisiana State Citizen’s Property Insurance Corp., Series B (RB) (AMBAC) 5.25%, 06/01/14	320,157

Maryland: 2.0%
400,000	County of Prince George’s MD, Series B (GO) 5.00%, 07/15/17	477,892
1,000,000	Maryland State Transportation Authority (RB) 5.00%, 03/01/17	1,174,630
500,000	Maryland State Transportation Authority (RB) 5.25%, 03/01/16	583,760

		2,236,282

Massachusetts: 2.1%
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/15	114,654
500,000	Massachusetts School Building Authority (RB) 4.00%, 05/15/14	540,570
500,000	Massachusetts School Building Authority, Sales Tax, Series A (RB) 5.00%, 05/15/15	567,955
1,000,000	Massachusetts State Commonwealth, Loan Series A (GO) 5.00%, 05/01/14	1,105,360

		2,328,539

Michigan: 0.7%
250,000	Detroit, Michigan City School District, School Building and Site Improvement (GO) (AGM) (Q-SBLF) 5.00%, 05/01/15	266,728
500,000	Michigan State Hospital Finance Authority, Ascension Health Senior Credit Group, Series B (RB) 5.00%, 11/15/15	563,220

		829,948

Minnesota: 1.0%
500,000	Minnesota State, Series F (GO) 4.00%, 08/01/13	531,165
500,000	Minnesota State, Series H (GO) 5.00%, 11/01/14	563,600

		1,094,765

Mississippi: 0.3%
250,000	Madison County, Mississippi Development Bank, Highway Construction Project (RB) (FGIC) (NATL) 5.00%, 01/01/15	276,095

Missouri: 0.8%
300,000	Kansas City Municipal Assistance Corp., H. Roe Bartle Convention Center, Series A (RB) (FGIC) (NATL) 5.00%, 04/15/15	331,758
515,000	Mississippi Highways & Transportation Commission, Series A (RB) 2.25%, 05/01/15	535,070

		866,828

Nebraska: 0.7%
250,000	Central Plains Energy Project, Nebraska Gas Project No. 1, Series A (RB) 5.00%, 12/01/14	261,813
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/13	263,218
250,000	Nebraska Public Power District, Series B (RB) (AGM) 5.00%, 01/01/14	271,268

		796,299

Nevada: 1.7%
1,145,000	Clark County School District (GO) 5.00%, 06/15/17	1,308,288
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 06/15/13	266,830
250,000	Clark County, Nevada School District, Series B (GO) 5.00%, 06/15/14	275,350

		1,850,468

New Jersey: 3.4%
500,000	New Jersey Economic Development Authority (RB) 4.00%, 12/15/16	540,550
350,000	New Jersey Economic Development Authority, Cigarette Tax (RB) (FGIC) 5.00%, 06/15/13	361,627
475,000	New Jersey Economic Development Authority, School Facilities Construction, Series O (RB) 5.25%, 03/01/15	526,879
500,000	New Jersey Higher Education Assistance Authority, Student Loan, Series 1A (RB) 5.00%, 12/01/15	550,615
500,000	New Jersey State, Series O (GO) 5.00%, 08/01/15	567,390
1,085,000	New Jersey Transportation Trust Fund Authority, Series A (RB) (FGIC) (NATL) 5.00%, 06/15/14	1,182,943

		3,730,004

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

New Mexico: 2.2%
$250,000	New Mexico Finance Authority, Subordinate Lien, Series A-2 (RB) 5.00%, 12/15/16	$291,462
2,000,000	State of New Mexico (RB) 5.00%, 07/01/13	2,145,920

		2,437,382

New York: 25.9%
250,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/13 (p)	269,183
575,000	Metropolitan Transportation Authority, Series B (RB) 5.00%, 11/15/13	621,540
350,000	Metropolitan Transportation Authority, Series C-2 (RB) 4.00%, 11/15/14	376,824
240,000	New York City Industrial Development Agency, Yankee Stadium (RB) (NATL) 5.00%, 03/01/14	258,223
500,000	New York City Transitional Finance Authority (RB) 5.00%, 11/01/12	523,370
500,000	New York City Transitional Finance Authority (RB) 5.00%, 08/01/13	540,395
300,000	New York City Transitional Finance Authority, Series A (RB) 5.00%, 11/01/16	350,817
500,000	New York City Transitional Finance Authority, Series B (RB) 5.00%, 11/01/15	571,995
210,000	New York City Transitional Finance Authority, Series E (RB) 3.00%, 11/01/14	224,805
790,000	New York City Transitional Finance Authority, Series E (RB) 3.00%, 11/01/14	838,427
750,000	New York City Transitional Finance Authority, Sub Series A-1 (RB) 5.00%, 05/01/15	846,697
500,000	New York City Transitional Finance Authority, Sub Series D (RB) 5.00%, 11/01/15	571,995
500,000	New York City, Series A (GO) 5.00%, 08/01/13	538,845
300,000	New York City, Series D (GO) 5.00%, 02/01/16	343,014
600,000	New York City, Series D (GO) 5.00%, 10/01/17	704,988
500,000	New York City, Series E (GO) 4.00%, 08/01/14	540,640
500,000	New York City, Series K (GO) 4.00%, 08/01/14	540,640
500,000	New York City, Series K (GO) 5.00%, 08/01/13	538,845
405,000	New York State Dormitory Authority, City University System, Series A (RB) 4.00%, 07/01/14	435,051
600,000	New York State Dormitory Authority, City University System, Series A (RB) 5.00%, 07/01/14	660,192
500,000	New York State Dormitory Authority, Consolidated Service Contract, Series A (RB) 4.00%, 07/01/13	527,625
500,000	New York State Dormitory Authority, State Personal Education Series C (RB) 5.00%, 03/15/15	564,270
1,600,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 3.00%, 02/15/13	1,653,408
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/14	274,752
250,000	New York State Dormitory Authority, State Personal Income Tax, Series B (RB) 5.00%, 03/15/13	265,515
500,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 12/15/14	563,190
500,000	New York State Dormitory Authority, State Personal Income Tax, Series D (RB) 5.00%, 06/15/13	536,435
1,000,000	New York State Dormitory Authority, State Personal Income Tax, Series E (RB) 5.00%, 02/15/15	1,126,100
500,000	New York State Dormitory Authority, State Personal Income Tax, Series G (RB) 5.00%, 03/15/15	564,270
725,000	New York State Dormitory Authority, State Personal Tax, Series C (RB) 5.00%, 12/15/12	761,953
250,000	New York State Environmental Facilities Corp., State Personal Income, Series A (RB) 5.00%, 12/15/13	272,767
475,000	New York State Local Government Assistance Corp., Senior Lien, Series C (RB) 5.00%, 04/01/13	505,224
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/13	262,438
250,000	New York State Thruway Authority, General Revenue, Series H (RB) (NATL) 5.00%, 01/01/14	269,033

See Notes to Financial Statements

Principal Amount		Value

New York: (continued)
$1,000,000	New York State Thruway Authority, Local Highway & Bridge Service Contract Bonds (RB) 5.00%, 04/01/16	$1,125,590
200,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 4.25%, 04/01/15	221,246
125,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/13	132,863
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/14	549,920
600,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series A (RB) 5.00%, 04/01/16	684,894
500,000	New York State Thruway Authority, Second General Highway & Bridge Trust Fund, Series B (RB) 5.00%, 04/01/14	549,920
450,000	New York State Thruway Authority, State Personal Income Tax, Series A (RB) 5.00%, 03/15/15	507,843
385,000	New York State Thruway Authority, State Personal Refunding Series A (RB) 5.00%, 03/15/17	450,111
580,000	New York State Urban Development Corp, Series D (RB) 5.00%, 01/01/16	654,820
260,000	New York State Urban Development Corp., Service Contract, Series A (RB) 5.00%, 01/01/14	283,582
250,000	New York State Urban Development Corp., State Personal Income Tax, Series A-1 (RB) 5.00%, 12/15/12	262,683
500,000	New York State Urban Development Corp., State Personal Income Tax, Series C (RB) 5.00%, 12/15/13	545,535
500,000	New York State, Series A (GO) 3.00%, 03/01/16	533,260
2,000,000	State of New York (GO) 3.00%, 02/01/16	2,126,280
1,000,000	Tobacco Settlement Financing Corp/NY (RB) 5.00%, 06/01/17	1,147,330
500,000	Triborough Bridge & Tunnel Authority of New York, MTA Bridges and Tunnels, Series A (RB) 5.00%, 11/15/16	584,270

		28,803,613

North Carolina: 2.5%
300,000	North Carolina Eastern Municipal Power Agency, Series A (RB) 5.00%, 01/01/15	332,685
325,000	North Carolina State, Series A (GO) 5.00%, 03/01/15	369,158
300,000	North Carolina State, Series A (GO) 5.00%, 03/01/17	355,425
810,000	North Carolina, Capital Improvement, Series A (RB) 5.00%, 05/01/15	918,005
250,000	North Carolina, Infrastructure Financing Corp., Series A (CP) (AGM) 5.00%, 05/01/14	274,185
500,000	Wake County, North Carolina, Series D (GO) 4.00%, 02/01/15	550,290

		2,799,748

Ohio: 1.9%
400,000	Hamilton County, Ohio Sales Tax, Subordinate Series A (RB) (AMBAC) 4.50%, 12/01/15	441,776
250,000	Ohio State Common Schools, Series D (GO) 5.00%, 09/15/13	270,630
250,000	Ohio State Major New State Infrastructure Project, Series 1 (RB) (AGM) 5.00%, 06/15/14	275,625
250,000	Ohio State University, Series A (RB) 5.00%, 12/01/13	271,917
850,000	Ohio State Water Development Authority, Series A (RB) 3.38%, 07/01/15 (p)	863,906

		2,123,854

Oregon: 0.3%
250,000	City of Portland, Oregon (RB) (AGM) 5.00%, 06/15/16	291,680

Pennsylvania: 2.3%
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 09/01/13	428,144
400,000	Allegheny County, Pennsylvania Hospital Development Authority, Pittsburgh University Medical Center, Series A (RB) 5.00%, 05/15/14	435,508
1,000,000	Commonwealth of Pennsylvania (GO) 5.00%, 07/01/17	1,183,300
500,000	Philadelphia Pennsylvania Gas Works, Seventh Series (RB) (AMBAC) 5.00%, 10/01/15	558,550

		2,605,502

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
(continued)

Principal Amount		Value

Puerto Rico: 3.9%
$475,000	Puerto Rico Commonwealth Highway & Transportation Authority, Series CC (RB) 5.00%, 07/01/16	$508,753
250,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Series C (RB) (AMBAC) 5.50%, 07/01/13	265,530
250,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/14	264,815
500,000	Puerto Rico Commonwealth, Government Development, Series B (RB) 5.00%, 12/01/15	535,720
750,000	Puerto Rico Commonwealth, Public Improvement, Series A (GO) (AGO) 5.00%, 07/01/15	817,935
225,000	Puerto Rico Electric Power Authority, Series QQ (RB) (XLCA) 5.25%, 07/01/14	243,914
200,000	Puerto Rico Electric Power Authority, Series SS (RB) (NATL) 5.00%, 07/01/14	215,522
75,000	Puerto Rico Electric Power Authority, Series UU (RB) (NATL) 4.00%, 07/01/14	78,887
500,000	Puerto Rico Public Buildings Authority (RB) (COMWLTH GTD) 5.25%, 07/01/16	535,310
250,000	Puerto Rico Public Buildings Authority, Government Facilities, Series J (RB) (COMWLTH GTD) 5.00%, 07/01/12 (c) (p)	255,730
300,000	Puerto Rico Public Buildings Authority, Government Facilities, Series M (RB) (COMWLTH GTD) 5.75%, 07/01/15	328,716
220,000	Puerto Rico Sales Tax Financing Corp., Sales Tax, First Sub-Series A (RB) 3.75%, 08/01/15	232,430

		4,283,262

South Carolina: 1.0%
1,000,000	Piedmont Municipal Power Agency, Series A (RB) 5.00%, 01/01/17	1,130,660

Texas: 4.4%
1,000,000	City of San Antonio TX (RB) (FGIC) (NATL) 5.50%, 05/15/16	1,178,510
300,000	City of San Antonio TX, Series D (RB) 5.00%, 02/01/17	351,603
250,000	Harris County, Texas Metropolitan Transit Authority, Series B (RB) 5.00%, 11/01/16	291,560
250,000	Houston, Texas Independent School District (GO) 5.00%, 02/15/14	274,665
450,000	Houston, Texas Public Improvement Refunding, Series A (GO) (NATL) 5.00%, 03/01/16	517,585
250,000	Houston, Texas Utility System, Combined 1st Lien Series A (RB) (AGM) 5.25%, 11/15/14	281,907
250,000	Texas Municipal Gas Acquisition & Supply Corp., Senior Lien Series A (RB) 5.00%, 12/15/14	264,610
500,000	Texas Public Finance Authority, Series A (GO) 5.00%, 10/01/15	575,690
250,000	Texas Transportation Commission, Series A (RB) 5.00%, 04/01/16 (c)	288,482
125,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 4.00%, 04/01/13	131,216
250,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 04/01/14	276,100
415,000	Texas Water Development Board, State Revolving Fund, Sub-Series B (RB) 5.63%, 07/15/14	470,523

		4,902,451

Virginia: 0.9%
500,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 04/01/14	551,945
250,000	Fairfax County, Virginia Public Improvement, Series A (GO) (SAW) 5.00%, 04/01/15	283,812
125,000	Loudoun County, Virginia, Series B (GO) (SAW) 5.00%, 12/01/13	136,503

		972,260

Washington: 0.8%
500,000	State of Washington, Series A (GO) 5.00%, 07/01/15	569,390
250,000	Washington State (GO) 5.00%, 01/01/13	263,488

		832,878

Wisconsin: 2.0%
1,500,000	City of Milwaukee, Wisconsin, Series N (GO) 5.00%, 02/01/15	1,687,980
525,000	Wisconsin State, Series C (GO) 3.00%, 05/01/13	544,997

		2,232,977

Total Municipal Bonds: 98.9%
(Cost: $108,161,542)		110,024,037
Other assets less liabilities: 1.1%		1,274,658

NET ASSETS: 100.0%		$111,298,695

See Notes to Financial Statements

SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS
October 31, 2011 (continued)

AGM	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	American Municipal Bond Assurance Corp.
COMWLTH GTD	Commonwealth Guaranteed
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance Inc.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Board Loan Fund
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
XLCA	Syncora Guarantee, Inc.
(c)	Callable Security - the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security - the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond - the rate shown is the effective yield at purchase date

Summary of Investments By Sector (unaudited)	% of Investments	Value

Airport	0.6%	$683,161
Development	3.9	4,265,243
Education	5.4	5,955,500
Facilities	5.9	6,463,308
General Obligation	38.2	42,014,911
Higher Education	10.8	11,933,479
Medical	3.0	3,305,947
Multifamily Housing	0.1	105,465
Pollution	1.3	1,387,457
Power	6.9	7,577,677
School District	4.7	5,201,136
Transportation	15.6	17,199,924
Utilities	0.5	526,423
Water	3.1	3,404,406

	100.0%	$110,024,037

The summary of inputs used to value the Fund’s investments as of October 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Total Municipal Bonds*	$—	$110,024,037	$—	$110,024,037

*	See Schedule of Investments for security type and geographic sector breakouts.

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2011 (unaudited)

	Investment Grade Floating Rate ETF	Mortgage REIT Income ETF	Emerging Markets Local Currency Bond ETF	LatAm Aggregate Bond ETF

Assets:
Investments, at value (1)(2)	$9,524,630	$5,834,078	$521,269,977	$7,193,839
Short term investment held as collateral for securities loaned (3)	—	—	12,829,200	—
Cash	3	400	4,231,636	50,092
Cash denominated in foreign currency (4)	—	—	4,508,818	78,785
Receivables:
Investment securities sold	—	—	—	—
Shares sold	—	—	—	—
Due from Adviser	14,970	11,326	—	8,254
Dividends and interest	12,197	—	9,138,513	137,340
Prepaid expenses	97	—	5,416	87

Total assets	9,551,897	5,845,804	551,983,560	7,468,397

Liabilities:
Payables:
Investment securities purchased	—	—	4,957,787	—
Collateral for securities loaned	—	—	12,829,200	—
Due to Adviser	—	—	150,205	—
Due to custodian	—	—	—	—
Deferred Trustee fees	16	—	2,342	16
Accrued expenses	35,703	29,993	44,171	30,028

Total liabilities	35,719	29,993	17,983,705	30,044

NET ASSETS	$9,516,178	$5,815,811	$533,999,855	$7,438,353

Shares outstanding	400,000	250,000	20,600,000	300,000

Net asset value, redemption and offering price per share	$23.79	$23.26	$25.92	$24.79

Net assets consist of:
Aggregate paid in capital	$9,894,205	$6,006,167	$554,634,495	$7,571,752
Net unrealized appreciation (depreciation)	(386,697)	(199,674)	(18,317,963)	(165,937)
Undistributed net investment income	8,670	23,790	2,246,551	38,915
Accumulated net realized gain (loss)	—	(14,472)	(4,563,228)	(6,377)

	$9,516,178	$5,815,811	$533,999,855	$7,438,353

(1) Value of securities on loan	$—	$—	$11,410,101	$—

(2) Cost of Investments	$9,911,327	$6,033,752	$539,382,154	$7,348,482

(3) Cost of short term investment held as collateral for securities loaned	$—	$—	$12,829,200	$—

(4) Cost of cash denominated in foreign currency	$—	$—	$4,454,773	$87,491

See Notes to Financial Statements

Renminbi Bond ETF	CEF Municipal Income ETF	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short Municipal Index ETF

$2,515,229	$3,859,340	$278,329,767	$293,778,631	$58,297,325	$34,628,973	$110,024,037
—	—	—	—	—	—	—
—	—	—	—	—	—	—
1,619	—	—	—	—	—	—
—	—	—	—	—	—	347,544
—	—	8,857,679	2,212,829	—	—	—
7,999	7,700	—	—	—	—	—
14,244	15,490	5,528,600	3,667,972	849,668	505,393	1,482,126
—	—	—	—	—	—	—

2,539,091	3,882,530	292,716,046	299,659,432	59,146,993	35,134,366	111,853,707

—	—	8,279,874	2,384,307	—	—	354,924
—	—	—	—	—	—	—
—	—	—	—	—	—	—
—	—	658,506	1,000	372,501	—	180,155
—	—	3,184	3,000	1,517	865	1,600
8,535	27,717	79,768	57,559	11,619	7,136	18,333

8,535	27,717	9,021,332	2,445,866	385,637	8,001	555,012

$2,530,556	$3,854,813	$283,694,714	$297,213,566	$58,761,356	$35,126,365	$111,298,695

100,000	150,000	9,600,000	13,400,000	3,150,000	1,400,000	6,350,000

$25.31	$25.70	$29.55	$22.18	$18.65	$25.09	$17.53

$2,525,000	$3,747,556	$272,402,740	$287,931,561	$58,772,880	$34,549,843	$109,156,180
3,299	80,575	8,446,320	9,133,008	2,446,293	706,992	1,862,495
2,254	24,166	3,238,652	814,051	250,755	41,572	180,913
3	2,516	(392,998)	(665,054)	(2,708,572)	(172,042)	99,107

$2,530,556	$3,854,813	$283,694,714	$297,213,566	$58,761,356	$35,126,365	$111,298,695

$—	$—	$—	$—	$—	$—	$—

$2,511,975	$3,778,765	$269,883,447	$284,645,624	$55,851,033	$33,921,981	$108,161,542

$—	$—	$—	$—	$—	$—	$—

$1,622	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF OPERATIONS
For the Period Ended October 31, 2011 (unaudited)

	Investment Grade Floating Rate ETF	Mortgage REIT Income ETF (a)	Emerging Markets Local Currency Bond ETF	LatAm Aggregate Bond ETF (b)

Income:
Dividends	$—	$163,220	$—	$—
Interest	42,721	—	14,575,481	210,977
Securities lending income	—	—	3,763	—
Foreign taxes withheld	—	—	(464,638)	(426)

Total income	42,721	163,220	14,114,606	210,551

Expenses:
Management fees	14,517	3,430	807,685	12,197
Professional fees	16,818	12,315	20,487	7,286
Insurance	38	—	2,225	52
Interest	—	—	—	—
Trustees’ fees and expenses	1,224	1,051	5,686	1,024
Reports to shareholders	25,670	2,211	29,508	7,206
Indicative optimized portfolio value fee	9,413	4,175	8,410	8,864
Custodian fees	5,495	2,370	121,178	9,002
Registration fees	4,333	—	8,746	3,869
Transfer agent fees	626	691	905	615
Fund accounting fees	5,181	8,888	16,794	6,911
Other	1,343	304	899	1,288

Total expenses	84,658	35,435	1,022,523	58,314
Waiver of management fees	(14,517)	(3,430)	—	(12,197)
Expenses assumed by the Adviser	(62,261)	(28,575)	—	(29,041)

Net expenses	7,880	3,430	1,022,523	17,076

Net investment income	34,841	159,790	13,092,083	193,475

Net realized gain (loss) on:
Investments	—	(14,472)	(3,849,543)	3,580
In-kind redemptions	—	—	—	—
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(784,874)	(9,957)

Net realized gain (loss)	—	(14,472)	(4,634,417)	(6,377)

Change in unrealized appreciation (depreciation) on:
Investments	(389,241)	(199,674)	(32,712,349)	(154,904)
Foreign currency transactions and foreign denominated assets and liabilities	—	—	(488,835)	(11,033)

Change in net unrealized appreciation (depreciation)	(389,241)	(199,674)	(33,201,184)	(165,937)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(354,400)	$(54,356)	$(24,743,518)	$21,161

(a)	Commencement of operations for Mortgage REIT Income ETF was August 16, 2011.
(b)	Commencement of operations for LatAm Aggregate Bond ETF was May 11, 2011.
(c)	Commencement of operations for Renminbi Bond ETF was October 11, 2011.
(d)	Commencement of operations for CEF Municipal Income ETF was July 12, 2011.

See Notes to Financial Statements

Renminbi Bond ETF (c)	CEF Municipal Income ETF (d)	High-Yield Municipal Index ETF	Intermediate Municipal Index ETF	Long Municipal Index ETF	Pre-Refunded Municipal Index ETF	Short Municipal Index ETF

$—	$76,264	$—	$—	$—	$—	$—
2,790	—	8,471,720	4,665,888	1,420,041	269,727	1,082,118
—	—	—	—	—	—	—
—	—	—	—	—	—	—

2,790	76,264	8,471,720	4,665,888	1,420,041	269,727	1,082,118

481	4,398	444,974	303,741	69,105	42,485	102,185
3,360	13,082	—	—	—	—	—
—	—	—	—	—	—	—
—	—	2,315	—	—	—	—
—	541	—	—	—	—	—
560	—	—	—	—	—	—
1,093	4,684	—	—	—	—	—
2,267	3,394	—	—	—	—	—
614	2,422	—	—	—	—	—
—	257	—	—	—	—	—
560	2,997	—	—	—	—	—
81	340	—	—	—	—	—

9,016	32,115	447,289	303,741	69,105	42,485	102,185
(481)	(4,398)	—	—	—	—	—
(7,999)	(23,319)	—	—	—	—	—

536	4,398	447,289	303,741	69,105	42,485	102,185

2,254	71,866	8,024,431	4,362,147	1,350,936	227,242	979,933

—	2,516	88,891	336,768	32,017	25,212	48,538
—	—	172,793	—	108,919	—	111,721
3	—	—	—	—	—	—

3	2,516	261,684	336,768	140,936	25,212	160,259

3,252	80,575	8,813,541	8,171,626	3,647,567	79,278	754,856
47	—	—	—	—	—	—

3,299	80,575	8,813,541	8,171,626	3,647,567	79,278	754,856

$5,556	$154,957	$17,099,656	$12,870,541	$5,139,439	$331,732	$1,895,048

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Investment Grade Floating Rate ETF		Mortgage REIT Income ETF

	For the Six Months Ended October 31, 2011	For the Period April 25, 2011* through April 30, 2011	For the Period August 16, 2011* through October 31, 2011

	(unaudited)		(unaudited)
Operations:
Net investment income	$34,841	$159	$159,790
Net realized gain (loss)	—	—	(14,472)
Change in net unrealized appreciation (depreciation)	(389,241)	2,544	(199,674)

Net increase (decrease) in net assets resulting from operations	(354,400)	2,703	(54,356)

Dividends to shareholders:
Dividends from net investment income	(26,330)	—	(136,000)

Share transactions:**
Proceeds from sale of shares	4,932,247	4,961,958	6,006,167
Cost of shares redeemed	—	—	—

Increase in net assets resulting from share transactions	4,932,247	4,961,958	6,006,167

Total increase in net assets	4,551,517	4,964,661	5,815,811
Net Assets, beginning of period	4,964,661	—	—

Net Assets, end of period†	$9,516,178	$4,964,661	$5,815,811

† Including undistributed net investment income	$8,670	$159	$23,790

** Shares of Common Stock Issued (no par value)
Shares sold	200,000	200,000	250,000
Shares redeemed	—	—	—

Net increase	200,000	200,000	250,000

*	Commencement of operations

See Notes to Financial Statements

Emerging Markets Local Currency Bond ETF		LatAm Aggregate Bond ETF	Renminbi Bond ETF

For the Six Months Ended October 31, 2011	For the Period July 22, 2010* through April 30, 2011	For the Period May 11, 2011* through October 31, 2011	For the Period October 11, 2011* through October 31, 2011

(unaudited)		(unaudited)	(unaudited)

$13,092,083	$7,139,317	$193,475	$2,254
(4,634,417)	152,860	(6,377)	3
(33,201,184)	14,883,221	(165,937)	3,299

(24,743,518)	22,175,398	21,161	5,556

(12,413,500)	(5,653,020)	(154,560)	—

286,472,423	338,154,112	7,571,752	2,525,000
(64,845,892)	(5,146,148)	—	—

221,626,531	333,007,964	7,571,752	2,525,000

184,469,513	349,530,342	7,438,353	2,530,556
349,530,342	—	—	—

$533,999,855	$349,530,342	$7,438,353	$2,530,556

$2,246,551	$1,567,968	$38,915	$2,254

10,600,000	12,800,000	300,000	100,000
(2,600,000)	(200,000)	—	—

8,000,000	12,600,000	300,000	100,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	CEF Municipal Income ETF	High-Yield Municipal Index ETF

	For the Period July 12, 2011* through October 31, 2011	For the Six Months Ended October 31, 2011	For the Year Ended April 30, 2011

	(unaudited)	(unaudited)
Operations:
Net investment income	$71,866	$8,024,431	$11,619,438
Net realized gain (loss)	2,516	261,684	(345,949)
Change in net unrealized appreciation (depreciation)	80,575	8,813,541	(13,585,345)

Net increase (decrease) in net assets resulting from operations	154,957	17,099,656	(2,311,856)

Dividends and Distributions to shareholders:
Dividends from net investment income	(47,700)	(7,394,960)	(11,029,100)
Distributions from net realized capital gains	—	—	(1,364,000)

Total Dividends and Distributions	(47,700)	(7,394,960)	(12,393,100)

Share transactions:**
Proceeds from sale of shares	3,747,556	75,731,052	94,861,629
Cost of shares redeemed	—	(11,791,733)	(29,316,320)

Increase (decrease) in net assets resulting from share transactions	3,747,556	63,939,319	65,545,309

Total increase (decrease) in net assets	3,854,813	73,644,015	50,840,353
Net Assets, beginning of period	—	210,050,699	159,210,346

Net Assets, end of period†	$3,854,813	$283,694,714	$210,050,699

† Including undistributed net investment income	$24,166	$3,238,652	$2,609,181

** Shares of Common Stock Issued (no par value)
Shares sold	150,000	2,600,000	3,200,000
Shares redeemed	—	(400,000)	(1,000,000)

Net increase (decrease)	150,000	2,200,000	2,200,000

*	Commencement of operations

See Notes to Financial Statements

Intermediate Municipal Index ETF		Long Municipal Index ETF		Pre-Refunded Municipal Index ETF		Short Municipal Index ETF

For the Six Months Ended October 31, 2011	For the Year Ended April 30, 2011	For the Six Months Ended October 31, 2011	For the Year Ended April 30, 2011	For the Six Months Ended October 31, 2011	For the Year Ended April 30, 2011	For the Six Months Ended October 31, 2011	For the Year Ended April 30, 2011

(unaudited)		(unaudited)		(unaudited)		(unaudited)

$4,362,147	$7,025,844	$1,350,936	$2,691,279	$227,242	$508,146	$979,933	$1,988,870
336,768	(749,256)	140,936	(730,123)	25,212	(119,339)	160,259	224,159
8,171,626	(2,315,406)	3,647,567	(3,490,763)	79,278	252,078	754,856	(66,259)

12,870,541	3,961,182	5,139,439	(1,529,607)	331,732	640,885	1,895,048	2,146,770

(4,189,310)	(6,858,300)	(1,347,935)	(2,691,205)	(224,700)	(516,400)	(962,895)	(1,995,205)
—	(292,900)	—	—	—	(82,500)	—	(345,100)

(4,189,310)	(7,151,200)	(1,347,935)	(2,691,205)	(224,700)	(598,900)	(962,895)	(2,340,305)

68,161,573	85,269,215	5,481,081	22,180,759	—	2,529,844	24,501,577	19,305,200
—	(20,887,080)	(5,520,544)	(15,661,296)	—	(7,517,074)	(8,703,307)	(13,764,915)

68,161,573	64,382,135	(39,463)	6,519,463	—	(4,987,230)	15,798,270	5,540,285

76,842,804	61,192,117	3,752,041	2,298,651	107,032	(4,945,245)	16,730,423	5,346,750
220,370,762	159,178,645	55,009,315	52,710,664	35,019,333	39,964,578	94,568,272	89,221,522

$297,213,566	$220,370,762	$58,761,356	$55,009,315	$35,126,365	$35,019,333	$111,298,695	$94,568,272

$814,051	$641,214	$250,755	$247,754	$41,572	$39,030	$180,913	$163,875

3,100,000	3,900,000	300,000	1,200,000	—	100,000	1,400,000	1,100,000
—	(1,000,000)	(300,000)	(900,000)	—	(300,000)	(500,000)	(800,000)

3,100,000	2,900,000	—	300,000	—	(200,000)	900,000	300,000

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	INVESTMENT GRADE FLOATING RATE ETF

	For the Six Months Ended October 31, 2011		For the Period April 25, 2011 (a) through April 30, 2011

	(unaudited)
Net asset value, beginning of period	$24.82		$24.82

Income from investment operations:
Net investment income	0.10		—	(e)
Net realized and unrealized loss on investments	(1.05)		—

Total from investment operations	(0.95)		—

Less:
Dividends from net investment income	(0.08)		—

Net asset value, end of period	$23.79		$24.82

Total return (b)	(3.85	)%(c)	0.00	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$9,516		$4,965
Ratio of gross expenses to average net assets	2.04	%(d)	30.87	%(d)
Ratio of net expenses to average net assets	0.19	%(d)	0.19	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.19	%(d)	0.19	%(d)
Ratio of net investment income (loss) to average net assets	0.23	%(d)	(0.15	)%(d)
Portfolio turnover rate	0	%(c)	0	%(c)

	MORTGAGE REIT INCOME ETF

	For the Period August 16, 2011 (a) through October 31, 2011

	(unaudited)
Net asset value, beginning of period	$24.85

Income from investment operations:
Net investment income	0.78
Net realized and unrealized loss on investments	(1.69)

Total from investment operations	(0.91)

Less:
Dividends from net investment income	(0.68)

Net asset value, end of period	$23.26

Total return (b)	(3.41	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$5,816
Ratio of gross expenses to average net assets	4.12	%(d)
Ratio of net expenses to average net assets	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)
Ratio of net investment income to average net assets	18.59	%(d)
Portfolio turnover rate	6	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not Annualized
(d)	Annualized
(e)	Amount represents less than $0.005 per share

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	EMERGING MARKETS LOCAL CURRENCY BOND ETF

	For the Six Months Ended October 31, 2011		For the Period July 22, 2010 (a) through April 30, 2011

	(unaudited)
Net asset value, beginning of period	$27.74		$25.11

Income from investment operations:
Net investment income	0.86		0.96
Net realized and unrealized gain (loss) on investments	(1.81)		2.51

Total from investment operations	(0.95)		3.47

Less:
Dividends from net investment income	(0.87)		(0.84)

Net asset value, end of period	$25.92		$27.74

Total return (b)	(3.97	)%(c)	14.02	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$534,000		$349,530
Ratio of gross expenses to average net assets	0.44	%(d)	0.49	%(d)
Ratio of net expenses to average net assets	0.44	%(d)	0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.44	%(d)	0.48	%(d)
Ratio of net investment income to average net assets	5.66	%(d)	5.60	%(d)
Portfolio turnover rate	16	%(c)	3	%(c)

	LATAM AGGREGATE BOND ETF

	For the Period May 11, 2011 (a) through October 31, 2011

	(unaudited)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income	0.64
Net realized and unrealized loss on investments	(0.33)

Total from investment operations	0.31

Less:
Dividends from net investment income	(0.52)

Net asset value, end of period	$24.79

Total return (b)	1.21	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$7,438
Ratio of gross expenses to average net assets	1.68	%(d)
Ratio of net expenses to average net assets	0.49	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.49	%(d)
Ratio of net investment income to average net assets	5.22	%(d)
Portfolio turnover rate	5	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	RENMINBI BOND ETF

	For the Period October 11, 2011 (a) through October 31, 2011

	(unaudited)
Net asset value, beginning of period	$24.93

Income from investment operations:
Net investment income	0.02
Net realized and unrealized gain on investments	0.36

Total from investment operations	0.38

Net asset value, end of period	$25.31

Total return (b)	1.52	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$2,531
Ratio of gross expenses to average net assets	6.55	%(d)
Ratio of net expenses to average net assets	0.39	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.39	%(d)
Ratio of net investment income to average net assets	1.64	%(d)
Portfolio turnover rate	0	%(c)

	CEF MUNICIPAL INCOME ETF

	For the Period July 12, 2011 (a) through October 31, 2011

	(unaudited)
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income	0.48
Net realized and unrealized gain on investments	0.54

Total from investment operations	1.02

Less:
Dividends from net investment income	(0.32)

Net asset value, end of period	$25.70

Total return (b)	4.10	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$3,855
Ratio of gross expenses to average net assets	2.92	%(d)
Ratio of net expenses to average net assets	0.40	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.40	%(d)
Ratio of net investment income to average net assets	6.53	%(d)
Portfolio turnover rate	4	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not Annualized
(d)	Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	HIGH-YIELD MUNICIPAL INDEX ETF

	For the Six Months Ended October 31, 2011		For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Period February 4, 2009 (a) through April 30, 2009

	(unaudited)
Net asset value, beginning of period	$28.39		$30.62	$26.22	$25.46

Income from investment operations:
Net investment income	1.00		1.75	2.08	0.54
Net realized and unrealized gain (loss) on investments	1.17		(1.97)	4.17	0.55

Total from investment operations	2.17		(0.22)	6.25	1.09

Less:
Dividends from net investment income	(1.01)		(1.79)	(1.85)	(0.33)
Distributions from net realized gains	—		(0.22)	—	—

Total dividends and distributions	(1.01)		(2.01)	(1.85)	(0.33)

Net asset value, end of period	$29.55		$28.39	$30.62	$26.22

Total return (b)	7.27	%(c)	(0.81)%	24.47%	4.32	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$283,695		$210,051	$159,210	$78,651
Ratio of gross expenses to average net assets	0.35	%(d)	0.44%	0.65%	0.71	%(d)
Ratio of net expenses to average net assets	0.35	%(d)	0.35%	0.35%	0.35	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.35	%(d)	0.35%	0.35%	0.35	%(d)
Ratio of net investment income to average net assets	6.31	%(d)	6.27%	7.45%	9.11	%(d)
Portfolio turnover rate	5	%(c)	42%	19%	0	%(c)

	INTERMEDIATE MUNICIPAL INDEX ETF (f)

	For the Six Months Ended October 31, 2011		For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Period December 4, 2007 (a) through April 30, 2008

	(unaudited)
Net asset value, beginning of period	$21.40		$21.51	$20.77	$20.63	$20.80

Income from investment operations:
Net investment income	0.44		0.74	0.75	0.76	0.29
Net realized and unrealized gain (loss) on investments	0.78		(0.08)	0.75	0.10	(0.20)

Total from investment operations	1.22		0.66	1.50	0.86	0.09

Less:
Dividends from net investment income	(0.44)		(0.74)	(0.76)	(0.72)	(0.26)
Distributions from net realized gains	—		(0.03)	— (e)	—	—

Total dividends and distributions	(0.44)		(0.77)	(0.76)	(0.72)	(0.26)

Net asset value, end of period	$22.18		$21.40	$21.51	$20.77	$20.63

Total return (b)	5.47	%(c)	3.11%	7.35%	4.32%	0.43	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$297,214		$220,371	$159,179	$51,916	$15,473
Ratio of gross expenses to average net assets	0.24	%(d)	0.29%	0.45%	0.70%	1.60	%(d)
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.23%	0.20%	0.20	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)	0.24%	0.23%	0.20%	0.20	%(d)
Ratio of net investment income to average net assets	3.44	%(d)	3.50%	3.73%	3.97%	3.53	%(d)
Portfolio turnover rate	4	%(c)	19%	22%	11%	0	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not Annualized
(d)	Annualized
(e)	Amount represents less than $0.005 per share
(f)	On October 24, 2008, the Fund effected a stock split as described in the Notes to Financial Statements. Per share data prior to this date has been adjusted to give effect to the stock split.

MARKET VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	LONG MUNICIPAL INDEX ETF (e)

	For the Six Months Ended October 31, 2011		For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Period January 2, 2008 (a) through April 30, 2008

	(unaudited)
Net asset value, beginning of period	$17.46		$18.49	$17.28	$19.31	$20.00

Income from investment operations:
Net investment income	0.51		0.83	0.83	0.86	0.24
Net realized and unrealized gain (loss) on investments	1.18		(1.03)	1.23	(2.07)	(0.72)

Total from investment operations	1.69		(0.20)	2.06	(1.21)	(0.48)

Less:
Dividends from net investment income	(0.50)		(0.83)	(0.85)	(0.82)	(0.21)

Net asset value, end of period	$18.65		$17.46	$18.49	$17.28	$19.31

Total return (b)	9.36	%(c)	(1.10)%	12.20%	(6.24)%	(2.42	)%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$58,761		$55,009	$52,711	$30,247	$24,142
Ratio of gross expenses to average net assets	0.24	%(d)	0.38%	0.64%	0.78%	1.47	%(d)
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.25%	0.24%	0.24	%(d)
Ratio of net expenses, excluding interest expense, to average net assets	0.24	%(d)	0.24%	0.24%	0.24%	0.24	%(d)
Ratio of net investment income to average net assets	4.69	%(d)	4.60%	4.78%	5.15%	4.48	%(d)
Portfolio turnover rate	17	%(c)	27%	20%	44%	0	%(c)

	PRE-REFUNDED MUNICIPAL INDEX ETF

	For the Six Months Ended October 31, 2011		For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Period February 2, 2009 (a) through April 30, 2009

	(unaudited)
Net asset value, beginning of period	$25.01		$24.98	$24.73	$24.76

Income from investment operations:
Net investment income	0.19		0.34	0.35	0.06
Net realized and unrealized gain (loss) on investments	0.08		0.10	0.24	(0.05)

Total from investment operations	0.27		0.44	0.59	0.01

Less:
Dividends from net investment income	(0.19)		(0.35)	(0.34)	(0.04)
Distributions from net realized gains	—		(0.06)	—	—

Total dividends and distributions	(0.19)		(0.41)	(0.34)	(0.04)

Net asset value, end of period	$25.09		$25.01	$24.98	$24.73

Total return (b)	0.96	%(c)	1.74%	2.38%	0.06	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$35,126		$35,019	$39,965	$19,785
Ratio of gross expenses to average net assets	0.24	%(d)	0.38%	0.67%	1.26	%(d)
Ratio of net expenses to average net assets	0.24	%(d)	0.24%	0.24%	0.24	%(d)
Ratio of net expenses, excluding interest expense,
to average net assets	0.24	%(d)	0.24%	0.24%	0.24	%(d)
Ratio of net investment income to average net assets	1.28	%(d)	1.36%	1.44%	1.29	%(d)
Portfolio turnover rate	16	%(c)	28%	8%	0	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not Annualized
(d)	Annualized
(e)	On October 24, 2008, the Fund effected a stock split as described in the Notes to Financial Statements. Per share data prior to this date has been adjusted to give effect to the stock split.

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period:

	SHORT MUNICIPAL INDEX ETF (e)

	For the Six Months Ended October 31, 2011		For the Year Ended April 30, 2011	For the Year Ended April 30, 2010	For the Year Ended April 30, 2009	For the Period February 22, 2008 (a) through April 30, 2008

	(unaudited)
Net asset value, beginning of period	$17.35		$17.32	$16.93	$16.47	$16.53

Income from investment operations:
Net investment income	0.20		0.36	0.39	0.43	0.08
Net realized and unrealized gain (loss) on investments	0.18		0.09	0.39	0.46	(0.07)

Total from investment operations	0.38		0.45	0.78	0.89	0.01

Less:
Dividends from net investment income	(0.20)		(0.36)	(0.39)	(0.43)	(0.07)
Distributions from net realized gains	—		(0.06)	—	—	—

Total dividends and distributions	(0.20)		(0.42)	(0.39)	(0.43)	(0.07)

Net asset value, end of period	$17.53		$17.35	$17.32	$16.93	$16.47

Total return (b)	2.01	%(c)	2.59%	4.64%	5.50%	0.07	%(c)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$111,299		$94,568	$89,222	$24,543	$4,942
Ratio of gross expenses to average net assets	0.20	%(d)	0.29%	0.55%	1.11%	5.85	%(d)
Ratio of net expenses to average net assets	0.20	%(d)	0.20%	0.20%	0.16%	0.16	%(d)
Ratio of net expenses, excluding interest expense,
to average net assets	0.20	%(d)	0.20%	0.19%	0.16%	0.16	%(d)
Ratio of net investment income to average net assets	1.92	%(d)	2.04%	2.31%	2.88%	2.70	%(d)
Portfolio turnover rate	20	%(c)	35%	43%	20%	55	%(c)

(a)	Commencement of operations
(b)

Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

(c)	Not Annualized
(d)	Annualized
(e)	On October 24, 2008, the Fund effected a stock split as described in the Notes to Financial Statements. Per share data prior to this date has been adjusted to give effect to the stock split.

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
October 31, 2011 (unaudited)

Note 1—Fund Organization—Market Vectors ETF Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and as of October 31, 2011, offers thirty-seven investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: Investment Grade Floating Rate ETF (“Investment Grade”), Mortgage REIT Income ETF (“Mortgage REIT”), Emerging Markets Local Currency Bond ETF (“Emerging Markets”), LatAm Aggregate Bond ETF (“LatAm”), Renminbi Bond ETF (“Renminbi”), CEF Municipal Income ETF (“CEF Municipal”), High-Yield Municipal Index ETF (“High-Yield”), Intermediate Municipal Index ETF (“Intermediate”), Long Municipal Index ETF (“Long”), Pre-Refunded Municipal Index ETF (“Pre-Refunded”), and Short Municipal Index ETF (“Short”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its Index. The Funds (except Mortgage REIT and CEF Municipal) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the Index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the Index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective.

The Funds’ commencement of operations dates and their respective Indices are presented below:

Fund	Commencement of Operations	Index

Investment Grade	April 25, 2011	Market Vectors Investment Grade Floating Rate Index
Mortgage REIT	August 16, 2011	Market Vectors® Global Mortgage REIT Index
Emerging Markets	July 22, 2010	JP Morgan Government Bond Index-Emerging Markets Global Core
LatAm	May 11, 2011	The BofA Merrill Lynch Broad Latin America Bond IndexSM
Renminbi	October 11, 2011	Market Vectors® Renminbi Bond Index
CEF Municipal	July 12, 2011	S-Network Municipal Bond Closed-End Fund IndexSM
High-Yield	February 4, 2009	Barclays Capital Municipal Custom High Yield Composite Index
Intermediate	December 4, 2007	Barclays Capital AMT-Free Intermediate Continuous Municipal Index
Long	January 2, 2008	Barclays Capital AMT-Free Long Continuous Municipal Index
Pre-Refunded	February 2, 2009	Barclays Capital Municipal Pre-Refunded–Treasury-Escrowed Index
Short	February 22, 2008	Barclays Capital AMT-Free Short Continuous Municipal Index

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

A.

Security Valuation—The investment valuation policy of the Funds is to value investments at fair value. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value and are categorized as level 2 in the fair value hierarchy. Over-

the-counter securities for which no sale was reported are valued at the mean of the bid and ask prices. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments. Money market fund investments are valued at net asset value and are categorized as level 1 in the fair value hierarchy. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

B.

Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.

Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except Mortgage REIT which is declared and paid quarterly). Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

D.

Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day. Purchases and sales of foreign denominated investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gains and losses from foreign currency transactions.

E.

Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each Fund’s Schedule of Investments.

F.

Use of Derivative Instruments—The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the Adviser is incorrect in its expectation of the timing or level of fluctuations

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivatives and hedging activities. The Funds had no derivatives outstanding during the period ended October 31, 2011.

Forward Foreign Currency Contracts—Investment Grade, Emerging Markets, LatAm and Renminbi are subject to foreign currency risk in the normal course of pursuing its investment objectives. These Funds may buy and sell forward foreign currency contracts to settle purchases and sales of foreign denominated securities to obtain currency exposure, or to hedge foreign denominated assets. Realized gains and losses from forward currency contracts are included in realized gain (loss) on forward currency contracts and foreign currency transactions. These Funds may incur additional risk from investments in forward foreign currency contracts if the counterparty in unable to fulfill its obligation or there are unanticipated movement of the foreign currency relative to the U.S. dollar. These Funds did not have any open forward foreign currency contracts during the period ended October 31, 2011.

G.

Other—Security transactions are accounted for on trade date. Transactions in certain securities may take longer than the customary settlement cycle to be completed. The counterparty is required to collateralize such trades with cash in excess of the market value of the transaction, which is held at the custodian and marked to market daily. Realized gains and losses are calculated on the identified cost basis. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The High Yield, Intermediate, Long, Pre-Refunded and Short Funds utilize a unitary management fee where the Adviser is responsible for all expenses of the Funds, except the fee payment under the Investment Advisory Agreement, interest expenses, offering costs, trading expenses, taxes and extraordinary expenses. The Adviser voluntarily waived its fees and assumed certain fund expenses during this period to limit total annual operating expenses to the expense caps listed below.

The current management fee/expense caps and the amounts waived/assumed by the Adviser for the period ended October 31, 2011 are as follows:

Fund	Expense Cap	Management Fee**	Management Fees Waived by the Adviser	Expenses Assumed by the Adviser

Investment Grade	0.19%	0.35%	$14,517	$62,261
Mortgage REIT	0.40%	0.40%	3,430	28,575
Emerging Markets	0.49%	0.35%	—	—
LatAm	0.49%	0.35%	12,197	29,041
Renminbi	0.39%	0.35%	481	7,999
CEF Municipal	0.40%	0.40%	4,398	23,319
High-Yield	N/A	0.35%*	N/A	N/A
Intermediate	N/A	0.24%*	N/A	N/A
Long	N/A	0.24%*	N/A	N/A
Pre-Refunded	N/A	0.24%*	N/A	N/A
Short	N/A	0.20%*	N/A	N/A

*	Represents the unitary management fee.
**

The Adviser has agreed, at least until September 1, 2012 for the Funds (September 1, 2013 for Renminbi, and May 1, 2013 for CEF Municipal and Mortgage REIT), to voluntarily waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Funds so that each Fund’s total annual operating expenses does not exceed the expense caps, excluding interest expense.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ Distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the period ended October 31, 2011, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold

Investment Grade	$4,387,979	$—
Mortgage REIT	300,328	281,062
Emerging Markets	290,346,424	71,065,730
LatAm	7,406,466	349,303
Renminbi	2,232,904	—
CEF Municipal	162,202	158,776
High-Yield	81,943,650	13,531,130
Intermediate	79,395,920	10,752,719
Long	11,746,787	9,583,810
Pre-Refunded	5,857,610	5,448,986
Short	43,841,927	20,219,833

Note 5—Income Taxes—As of October 31, 2011, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Investment Grade	$9,911,327	$397	$(387,094)	$(386,697)
Mortgage REIT	6,033,752	41,366	(241,040)	(199,674)
Emerging Markets	572,211,907	6,904,875	(45,017,605)	(38,112,730)
LatAm	7,348,482	105,420	(260,063)	(154,643)
Renminbi	2,511,975	13,014	(9,760)	3,254
CEF Municipal	3,778,765	84,321	(3,746)	80,575
High-Yield	268,702,375	17,340,748	(7,713,356)	9,627,392
Intermediate	284,636,745	10,004,946	(863,060)	9,141,886
Long	55,835,346	2,658,158	(196,179)	2,461,979
Pre-Refunded	33,921,937	713,924	(6,888)	707,036
Short	108,157,266	1,972,617	(105,846)	1,866,771

The tax character of dividends paid to shareholders during the periods ended October 31, 2011 and April 30, 2011 were as follows:

	Tax-Exempt Dividends			Ordinary Income			Long-Term Capital Gains

Fund	October 31, 2011	April 30, 2011		October 31, 2011	April 30, 2011		April 30, 2011

Investment Grade	$—	$	N/A	$26,330	$	N/A	$ N/A
Mortgage REIT	—		N/A	136,000		N/A	N/A
Emerging Markets	—		—	12,413,500		5,653,020	—
LatAm	—		N/A	154,560		N/A	N/A
CEF Municipal	—		N/A	47,700		N/A	N/A
High-Yield	7,394,960		10,274,042	—		1,883,458	235,600
Intermediate	4,189,310		6,862,699	—		130,436	158,065
Long	1,347,935		2,685,623	—		5,582	—
Pre-Refunded	224,700		517,932	—		2,007	78,961
Short	962,895		1,994,483	—		100,307	245,515

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for open tax years (tax years ended 2009, 2010 and 2011), or expected to be taken in the Funds’ current tax year. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Note 6—Capital Share Transactions—As of October 31, 2011, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Shares are issued and redeemed by the Funds only in Creation Units, consisting of 100,000 shares, (except for Emerging Markets, Mortgage REIT and CEF Municipal, which have Creation Units consisting of 200,000, 50,000 and 50,000 shares, respectively) or multiples thereof. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index plus a small amount of cash. For the period ended October 31, 2011, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions

Mortgage REIT	$6,004,189	$—
CEF Municipal	3,759,993	—
High-Yield	4,507,000	9,924,375
Long	—	1,896,363

Note 7—Concentration and Other Risks—The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each Fund. The Adviser uses a “passive” or index approach to achieve each Fund’s investment objective. The Funds use a sampling approach in which the Adviser uses quantitative analysis to select bonds that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. Each Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

High-Yield invests in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

Emerging Markets, Investment Grade, LatAm, and Renminbi invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since Emerging Markets, Investment Grade, LatAm, and Renminbi may have significant investments in foreign debt securities, these Funds may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Mortgage REIT invests directly in mortgage Real Estate Investment Trusts and are exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REIT’s are organized and operated. Mortgage REIT’s receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REIT’s are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities it may be subject to default risk or interest rate risk.

CEF Municipal invests in closed-end funds that may trade at a discount or premium to their net asset value. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

Effective September 1, 2010, High Yield, Intermediate, Long, Pre-Refunded and Short Funds adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. Therefore the expense for the deferred compensation plan is included in “Management fees”. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities for amounts accrued through September 1, 2010 and in “Due to Adviser” for amounts accrued after September 1, 2010.

For Investment Grade, Mortgage REIT, Emerging Markets, LatAm, Renminbi and CEF Municipal, the expense for the deferred compensation plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the deferred compensation plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York, the securities lending agent and also the Fund’s custodian. The Funds may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower or earning interest on the investment of the cash collateral. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedule of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Fund’s behalf by the lending agent and is invested in the BNY Mellon Overnight Government Fund and the Bank of New York Institutional Cash Reserve. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities and may share the interest earned on the collateral with the securities lending agent. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The loans outstanding and the collateral received at the end of the period were as follows:

Fund	Value of Securities Loaned	Value of Collateral

Emerging Markets	$11,410,101	$12,829,200

Note 10—Stock Split—On October 10, 2008, the Board of Trustees of the Market Vectors ETF Trust approved a split of the shares for Intermediate, Long, and Short. The stock splits took place for shareholders of record as of the close of business on October 21, 2008, and were payable on October 23, 2008. Fund shares began trading on a split-adjusted basis on October 24, 2008. Intermediate split its shares five-for-one, Long split its shares five-for-one, and Short split its shares three-for-one.

Note 11—Bank Line of Credit—Certain Funds may participate in a $40 million committed credit facility (“Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The

MARKET VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS
(continued)

Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the period ended October 31, 2011, High-Yield borrowed under this facility. The average daily loan balance during the 49 day period of which the loan was outstanding amounted to $924,714 and the weighted average interest rate was 1.84%.

Note 12—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the period ended October 31, 2011, the Funds did not have any expense offsets to reduce custodian fees.

Note 13—Recent Accounting Pronouncements—In May 2011, Financial Accounting Standards Board issued Accounting Standards Update “ASU” No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)”. ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the Funds’ financial statements.

Note 14—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

The following dividends from net investment income were declared and paid subsequent to October 31, 2011:

Fund	Ex-Date	Record Date	Payable Date	Per Share

Investment Grade	11/1/11	11/3/11	11/7/11	$0.0190
Emerging Markets	11/1/11	11/3/11	11/7/11	$0.1114
LatAm	11/1/11	11/3/11	11/7/11	$0.1180
CEF Municipal	11/1/11	11/3/11	11/7/11	$0.1350
High-Yield	11/1/11	11/3/11	11/7/11	$0.1400
Intermediate	11/1/11	11/3/11	11/7/11	$0.0597
Long	11/1/11	11/3/11	11/7/11	$0.0690
Pre-Refunded	11/1/11	11/3/11	11/7/11	$0.0270
Short	11/1/11	11/3/11	11/7/11	$0.0270

Investment Grade	12/1/11	12/5/11	12/7/11	$0.0190
Emerging Markets	12/1/11	12/5/11	12/7/11	$0.0950
LatAm	12/1/11	12/5/11	12/7/11	$0.1180
Renminbi	12/1/11	12/5/11	12/7/11	$0.0430
CEF Municipal	12/1/11	12/5/11	12/7/11	$0.1355
High-Yield	12/1/11	12/5/11	12/7/11	$0.1342
Intermediate	12/1/11	12/5/11	12/7/11	$0.0573
Long	12/1/11	12/5/11	12/7/11	$0.0656
Pre-Refunded	12/1/11	12/5/11	12/7/11	$0.0280
Short	12/1/11	12/5/11	12/7/11	$0.0270

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(unaudited)

At a meeting held on June 2, 2011 (the “June Meeting”), the Board, including all of the Independent Trustees, approved investment management agreements between the Trust and the Adviser (each a “June Investment Management Agreement”) with respect to the Market Vectors European Sovereign Bond ETF, European High Yield Bond ETF, International High Yield Bond ETF and Japanese Bond ETF (collectively, the “New June Funds”). In addition, at a meeting held on September 7, 2011 (the “September Meeting”), the Board, including all of the Independent Trustees, approved investment management agreements between the Trust and the Adviser (each a “September Investment Management Agreement”) with respect to the Market Vectors Greater China Corporate Bond ETF, Greater China High Yield Bond ETF and Renminbi Bond ETF (and, collectively with the New June Funds, the “Funds”). The June Investment Management Agreements and September Investment Management Agreements are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of each Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of each of the June Meeting and the September Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of each Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of each Investment Management Agreement was based, in part, on information obtained through discussions at the June Meeting and the September Meeting (as applicable) with, among others, management of the Funds and the Adviser, information obtained at prior meetings of the Trustees among themselves and/or with management and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio managers and others involved or proposed to be involved in the management and administration of the Funds. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, each Investment Management Agreement, including the Adviser’s commitment to waive certain fees and/or pay expenses of each of the Funds to the extent necessary to prevent the operating expenses of each of the Funds from exceeding agreed upon limits for a period of at least one year following the effective date of each Fund’s respective registration statement. The Trustees also considered information the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s views of the proposed service providers.

In addition, the Trustees were given data on the exchange-traded fund market and expense ratios of other funds. The Trustees considered the benefits, other than the fees under the Investment Management Agreements, that the Adviser would receive from serving as adviser to each Fund, including those it may receive from providing administrative services to each of the Funds and from an affiliate of the Adviser serving as distributor to each Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of each of the Funds to the Adviser because the Funds had not yet commenced operations. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of each Investment Management Agreement, which will permit the Trustees to consider in the future the extent to which economies of scale may exist and whether the fees paid to the Adviser reflect these economies of scale for the benefit of shareholders. In addition, because the Funds had not yet commenced operations, the Trustees could not consider the historical performance or the quality of services previously provided to each of the Funds, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

In voting to approve the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreements are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the relevant Fund and such Fund’s shareholders.

* * *

At a meeting held on June 2, 2011 (the “Renewal Meeting”), the Board, including all of the Independent Trustees, approved the continuation of the investment management agreements between the Trust and the Adviser (the “Municipal Investment Management Agreements”) with respect to the Market Vectors California Long Municipal Index ETF, High-Yield Municipal Index ETF, Intermediate Municipal Index ETF, Long Municipal Index ETF, Massachusetts Municipal Index ETF, New Jersey

MARKET VECTORS ETF TRUST

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(unaudited) (continued)

Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF, Pennsylvania Municipal Index ETF, Pre-Refunded Municipal Index ETF and Short Municipal Index ETF (the “Municipal Funds”) and the continuation of the investment management agreements between the Trust and the Adviser (the “Fixed Income Investment Management Agreements”) with respect to Market Vectors Asia ex-Japan Aggregate Bond ETF, Emerging Markets Local Currency Bond ETF, Fixed Income II ETF, High Yield Floating Rate ETF, Investment-Grade Floating-Rate Bond ETF and LatAm Aggregate Bond ETF (collectively, the “Fixed Income Funds” and together with the Municipal Funds, the “Funds”). The Municipal Investment Management Agreements and the Fixed Income Investment Management Agreements are collectively referred to as the “Investment Management Agreements.”

The Board’s approval of the Investment Management Agreements was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In preparation for the Renewal Meeting, the Trustees held a meeting on May 11, 2011. At that meeting, the Trustees discussed the information the Adviser and Lipper Inc. (“Lipper”), an independent third party data provider, had provided to them in advance. The information provided to the Trustees included, among other things, information about the performance (for those Funds which had begun operations) and expenses of the Funds and (where applicable) the Funds’ peer funds, information about the advisory services provided to the Funds and the personnel providing those services, and the profitability and other benefits enjoyed by the Adviser and its affiliates as a result of the Adviser’s relationship with the Funds. The Trustees noted that, in light of the nature of the Funds and the indices they seek to track, the peer group information did not necessarily provide meaningful direct comparisons to the Funds.

The Independent Trustees’ consideration of the Investment Management Agreements was also based on their review of information obtained through discussions with, among others, management of the Funds and the Adviser at the Renewal Meeting and the May 11, 2011 meeting, and information obtained at other meetings of the Trustees among themselves and/or with management, including the background and experience of the portfolio managers and others involved in the management and administration of the Trust.

The Trustees considered the terms of, and scope of services that the Adviser provides under, the Investment Management Agreements, including, with respect to the Fixed Income Funds, the Adviser’s commitment to waive certain fees and/or pay expenses of the Fixed Income Funds to the extent necessary to prevent the operating expenses of the Fixed Income Funds from exceeding agreed upon limits for a period of time and, with respect to the Municipal Funds, the Adviser’s agreement to pay all of the direct expenses of the Municipal Funds (excluding interest expense, offering costs, trading expenses, taxes and extraordinary expenses).

The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Funds’ portfolios, especially in light of the performance of those Funds that had commenced operations as of the date of the Renewal Meeting (the “Operating Funds”). In evaluating an Operating Fund’s performance, the Trustees assessed the Operating Funds’ performance based on how well the performance of an Operating Fund tracked the performance of its benchmark index, using a variety of measurements in this regard, and concluded that the investment performance of the Funds was satisfactory.

The Trustees also considered information relating to the financial condition of the Adviser, the current status, as they understood it, of the Adviser’s compliance environment and the Adviser’s analysis of the Trust’s other service providers.

As noted above, the Trustees were also provided various data from Lipper comparing the Operating Funds’ expenses and performance to that of other exchange-traded funds (“ETFs”). In reviewing the information, the Trustees considered the Adviser’s analysis of any tracking error between each Operating Fund and its relevant benchmark index and concluded that each Operating Fund’s tracking error was within an acceptable range. The Trustees noted that the information provided by Lipper showed that all of the Operating Funds had expense ratios (after the effect of any applicable expense limitation) at or below the median of their peer group of funds. The Trustees concluded, in light of this information and the other information available to them, that the fees paid by the Operating Funds were reasonable in light of the quality of services received. The Trustees noted that this comparative data, while generally helpful, was limited in its usefulness in many cases due to the lack of a large number of directly comparable ETFs.

The Trustees also considered any other benefits received by the Adviser from serving as adviser to the Funds and from providing administrative services to the Funds, and from an affiliate of the Adviser serving as distributor for the Funds.

The Trustees also considered information provided by the Adviser about the overall profitability of the Adviser and its profitability or loss in respect of each Operating Fund. The Trustees reviewed each Fund’s asset size, expense ratio and expense cap and noted that the Investment Management Agreements do not include breakpoints in the advisory fee rates as asset levels in a Fund increase. The Trustees noted that the Funds were still relatively new products, which therefore made it difficult to quantify the potential variability in net assets and thus determine the sustainability of any potential economies of scale which may exist. The Trustees also considered, with respect to the Municipal Funds, the risks being assumed by the Adviser under the unitary fee structure arrangement and the potential expense stability that may inure to the benefit of shareholders of the Municipal Funds. Based on the foregoing and the other information available to them, the Trustees determined that the advisory fee rate for each Fund is reasonable and appropriate in relation to the current asset size of each Fund and the other factors discussed above and currently reflects an appropriate sharing with shareholders of any economies of scale which may exist. The Trustees also determined that the profits earned by the Adviser in respect of the Funds that were profitable to the Adviser were reasonable in light of the nature and quality of the services received by such Funds.

The Trustees did not consider historical information about the profitability to the Adviser of Market Vectors Asia ex-Japan Aggregate Bond ETF, California Long Municipal Index ETF, Fixed Income II ETF, High Yield Floating Rate ETF, Massachusetts Municipal Index ETF, New Jersey Municipal Index ETF, New York Long Municipal Index ETF, Ohio Municipal Index ETF and Pennsylvania Municipal Index ETF because none of those Funds had commenced operations at the time of the Renewal Meeting. However, the Adviser agreed to provide the Trustees with profitability information in connection with future proposed continuances of the Investment Management Agreements after those Funds had commenced operations. In addition, because none of those Funds had commenced operations, the Trustees were not in a position to consider the historical performance or the quality of services previously provided to each of those Funds although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

In voting to approve the continuation of the Investment Management Agreements, the Trustees, including the Independent Trustees, concluded that the terms of each Investment Management Agreement are reasonable and fair in light of the services to be performed, the fees paid by certain other funds, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that each Investment Management Agreement is in the interest of the Funds and each Fund’s shareholders.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a Market Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 1.888.MKT.VCTR, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Qs are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 1.888.MKT.VCTR or by visiting vaneck.com.

Investment Adviser: Van Eck Associates Corporation

Distributor: Van Eck Securities Corporation 335 Madison Avenue New York, NY 10017 vaneck.com

Account Assistance: 1.888.MKT.VCTR

INCOMESAR

Item 2. CODE OF ETHICS.

  Not applicable.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

  Not applicable.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The Chief Executive Officer and the Chief Financial Officer have concluded that the Market Vectors CEF Municipal Income ETF, Market Vectors
     Emerging Markets Local Currency Bond ETF, Market Vectors High-Yield
     Municipal Index ETF, Market Vectors Intermediate Municipal Index ETF,
     Market Vectors Investment Grade Floating Rate ETF, Market Vectors LatAm
     Aggregate Bond ETF, Market Vectors Long Municipal Index ETF, Market Vectors
     Mortgage REIT Income ETF, Market Vectors Pre-Refunded Municipal Index ETF,
     Market Vectors Renminbi Bond ETF and Market Vectors Short Municipal Index
     ETF disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Market Vectors ETF Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant's internal controls over financial reporting or in other factors that could significantly affect these controls over financial reporting subsequent to the date of our evaluation.

Item 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MARKET VECTORS ETF TRUST

By (Signature and Title) /s/ Bruce J. Smith, SVP and CFO
                         -------------------------------
Date January 9, 2012
     ---------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date January 9, 2012
     ---------------

By (Signature and Title)  /s/ Bruce J. Smith, CFO
                        ---------------------------

Date January 9, 2012
     ---------------